Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 25, 2013	Jun. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	HOPFED BANCORP INC
Entity Central Index Key	0001041550
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 51,961,946
Entity Common Stock, Shares Outstanding		7,503,039

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 31,563	$ 44,389
Interest-earning deposits	5,613	4,371
Cash and cash equivalents	37,176	48,760
Federal Home Loan Bank stock, at cost (note 2)	4,428	4,428
Securities available for sale (notes 2 and 8)	356,345	383,782
Loans receivable, net of allowance for loan losses of $10,648 at December 31, 2012, and $11,262 at December 31, 2011 (notes 3 and 7)	524,985	556,360
Accrued interest receivable	5,398	6,183
Real estate and other assets owned (note 14)	1,548	2,267
Bank owned life insurance	9,323	9,135
Premises and equipment, net (note 4)	22,557	23,431
Deferred tax assets (note 13)	(568)	1,132
Intangible asset (note 5)	292	519
Other assets	5,637	4,823
Total assets	967,689	1,040,820
Deposits: (note 6)
Non-interest-bearing accounts	94,083	79,550
Interest-bearing accounts:
NOW accounts	147,047	130,114
Savings and money market accounts	81,643	70,443
Other time deposits	437,092	519,988
Total deposits	759,865	800,095
Advances from Federal Home Loan Bank (note 7)	43,741	63,319
Repurchase agreements (note 8)	43,508	43,080
Subordinated debentures (note 10)	10,310	10,310
Advances from borrowers for taxes and insurance	396	153
Dividends payable	180	176
Deferred tax liability (note 13)	568	(1,132)
Accrued expenses and other liabilities	4,122	5,204
Total liabilities	862,690	922,337
Stockholders' equity
Preferred stock, par value $0.01 per share; authorized - 500,000 shares; 18,400 shares issued and no shares outstanding at December 31, 2012; and 18,400 shares issued and outstanding with a liquidation preference of $18,400,000 at December 31, 2011.
Common stock, par value $.01 per share; authorized 15,000,000 shares; 7,905,728 issued and 7,502,812 outstanding at December 31, 2012 and 7,895,336 issued and 7,492,420 outstanding at December 31, 2011	79	79
Common stock warrant	556	556
Additional paid-in capital	76,288	75,967
Retained earnings	41,829	39,591
Accumulated other comprehensive income, net of taxes	9,723	7,366
Total stockholders' equity	104,999	118,483
Total liabilities and stockholders' equity	967,689	1,040,820
Commitments and contingencies (notes 11 and 15)
Preferred Shares
Stockholders' equity
Treasury stock	(18,400)
Common Shares
Stockholders' equity
Treasury stock	(5,076)	(5,076)
Total stockholders' equity	$ 79	$ 79

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans receivable, allowance for loan losses	$ 10,648,000	$ 11,262,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	18,400	18,400
Preferred stock, shares outstanding	0	18,400
Preferred stock liquidation preference		$ 18,400,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,905,728	7,895,336
Common stock, shares outstanding	7,502,812	7,492,420
Preferred Shares
Treasury stock, shares	18,400	0
Common Shares
Treasury stock, shares	402,916	402,916

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans receivable	$ 29,828	$ 33,493	$ 38,037
Securities available for sale	8,722	10,465	11,911
Nontaxable securities available for sale	2,266	2,263	2,457
Interest-earning deposits	24	19	12
Total interest and dividend income	40,840	46,240	52,417
Interest expense:
Deposits (note 6)	10,571	14,207	17,384
Advances from Federal Home Loan Bank	2,609	2,557	3,292
Repurchase agreements	963	909	831
Subordinated debentures	734	742	739
Total interest expense	14,877	18,415	22,246
Net interest income	25,963	27,825	30,171
Provision for loan losses (note 3)	2,275	5,921	5,970
Net interest income after provision for loan losses	23,688	21,904	24,201
Non-interest income:
Service charges	3,840	3,813	3,922
Merchant card income	842	768	698
Mortgage origination income	956	720	590
Realized gain from sale of securities available for sale, net (note 2)	1,671	2,897	3,504
Other than temporary impairment on investments		(155)
Income from bank owned life insurance	399	316	344
Financial services commission	1,071	894	971
Other operating income	860	940	1,077
Total non-interest income	9,639	10,193	11,106
Non-interest expenses:
Salaries and benefits (note 12)	13,979	13,266	12,762
Occupancy expense (note 4)	3,531	3,269	3,158
Data processing expense	2,494	2,645	2,807
State deposit tax	647	627	640
Intangible amortization	227	291	358
Professional services	1,605	1,372	1,225
Advertising expense	1,357	1,235	1,115
Postage and communications expense	562	549	557
Supplies expense	355	399	404
Deposit insurance and examination fees	1,539	2,021	2,107
Loss on sale of assets	13	145
Loss (gain) on sale of real estate owned	266	1,703	(321)
Expenses related to real estate owned	123	276	264
Other operating expenses	1,743	895	1,102
Total non-interest expense	28,441	28,693	26,178
Income before income tax expense	4,886	3,404	9,129
Income tax expense (note 13)	817	484	2,613
Net income	4,069	2,920	6,516
Less: Dividend on preferred shares	1,007	920	920
Accretion dividend on preferred shares	222	111	111
Net income available for common shareholders	$ 2,840	$ 1,889	$ 5,485
Earnings per share available to common stockholders (note 18):
Basic	$ 0.38	$ 0.25	$ 0.96
Fully diluted	$ 0.38	$ 0.25	$ 0.96
Weighted average shares outstanding - basic	7,486,445	7,460,294	5,732,495	[1]
Weighted average shares outstanding - diluted	7,486,445	7,460,294	5,732,495	[1]

[1]	Weighted average shares outstanding (basic and diluted) for 2010 adjusted to reflected 2% stock dividend paid to shareholders of record on October 3, 2011.

Consolidated Statements of Income (Parenthetical)	12 Months Ended
Dec. 31, 2010
Adjusted to reflect common stock dividend paid to shareholders	2.00%
Adjusted to reflect common stock dividend paid to share holders record date	Sep 30, 2010
Dividend Paid
Adjusted to reflect common stock dividend paid to share holders record date	Oct 3, 2011

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 4,069	$ 2,920	$ 6,516
Other comprehensive income, net of tax:
Unrealized holding gain arising during the year, net of tax effect	3,348	8,443	431
Unrealized gain (loss) on derivatives, net of tax effect	113	(138)	(293)
Reclassification adjustment for gains included in net income, net of tax effect	(1,104)	(1,912)	(2,313)
Comprehensive income	$ 6,426	$ 9,313	$ 4,341

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Common Shares USD ($)	Preferred Shares	Common Stock Warrants USD ($)	Additional Paid-in Capital USD ($)	Retained Earnings USD ($)	Preferred Treasury Stock USD ($)	Common Treasury Stock USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Beginning balance at Dec. 31, 2009	$ 79,949	$ 41		$ 556	$ 44,455	$ 38,244		$ (6,495)	$ 3,148
Beginning balance, Shares at Dec. 31, 2009		3,594,620	18,400
Net income	6,516					6,516
Restricted stock awards, Shares		9,751
Net change in unrealized gain (losses) on securities available for sale, net of taxes of $969, ($3,364), ($1,156) respectively for 31 December 2010, 2011, 2012	(1,882)								(1,882)
Net change in unrealized gain (losses) on derivatives, net of taxes of $151, $71, $58 for 31 December 2010, 2011, 2012	(293)								(293)
Preferred stock dividend of 5%	(920)					(920)
Common stock issuance at $8.55 share, net and includes 112,639 of treasury stock with an average cost of $12.60 share, Shares		3,583,334
Common stock issuance at $8.55 share, net and includes 112,639 of treasury stock with an average cost of $12.60 share, Value	30,371	35			28,917			1,419
Exercise of options, net	30,000	3,800
Stock dividend to common stockholders'		143,458
Stock dividend to common stockholders', value		1			1,303	(1,304)
Cash dividend to common stockholders' $0.40, $0.20, $0.08 per share respectively for 31 December 2010, 2011, 2012	(2,431)					(2,431)
Compensation expense, restricted stock awards	134				134
Accretion of preferred stock discount					111	(111)
Ending balance at Dec. 31, 2010	111,444	77		556	74,920	39,994		(5,076)	973
Ending balance, Shares at Dec. 31, 2010		7,334,963	18,400
Net income	2,920					2,920
Restricted stock awards		1			(1)
Restricted stock awards, Shares		10,972
Net change in unrealized gain (losses) on securities available for sale, net of taxes of $969, ($3,364), ($1,156) respectively for 31 December 2010, 2011, 2012	6,531								6,531
Net change in unrealized gain (losses) on derivatives, net of taxes of $151, $71, $58 for 31 December 2010, 2011, 2012	(138)								(138)
Preferred stock dividend of 5%	(920)					(920)
Exercise of options, net
Stock dividend to common stockholders'		146,485
Stock dividend to common stockholders', value		1			819	(820)
Cash dividend to common stockholders' $0.40, $0.20, $0.08 per share respectively for 31 December 2010, 2011, 2012	(1,472)					(1,472)
Compensation expense, restricted stock awards	118				118
Accretion of preferred stock discount					111	(111)
Ending balance at Dec. 31, 2011	118,483	79		556	75,967	39,591		(5,076)	7,366
Ending balance, Shares at Dec. 31, 2011		7,492,420	18,400
Net income	4,069					4,069
Restricted stock awards, Shares		10,392
Net change in unrealized gain (losses) on securities available for sale, net of taxes of $969, ($3,364), ($1,156) respectively for 31 December 2010, 2011, 2012	2,244								2,244
Net change in unrealized gain (losses) on derivatives, net of taxes of $151, $71, $58 for 31 December 2010, 2011, 2012	113								113
Preferred stock dividend of 5%	(1,007)					(1,007)
Exercise of options, net
Cash dividend to common stockholders' $0.40, $0.20, $0.08 per share respectively for 31 December 2010, 2011, 2012	(602)					(602)
Repurchase preferred stock	(18,400)						(18,400)
Compensation expense, restricted stock awards	99				99
Accretion of preferred stock discount					222	(222)
Ending balance at Dec. 31, 2012	$ 104,999	$ 79		$ 556	$ 76,288	$ 41,829	$ (18,400)	$ (5,076)	$ 9,723
Ending balance, Shares at Dec. 31, 2012		7,502,812	18,400

Consolidated Statements of Changes in Stockholder's Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Changes in Stockholders' Equity [Abstract]
Net change in unrealized gain (losses) on securities available for sale, income taxes	$ (1,156)	$ (3,364)	$ 969
Net change in unrealized gain (losses) on derivatives, net of income taxes	$ 58	$ 71	$ 151
Preferred stock dividend	5.00%	5.00%	5.00%
Cash dividend to common stockholders'	$ 0.08	$ 0.2	$ 0.4
Common stock issuance price per share			$ 8.55
Common stock issuance, treasury stock shares used for issuance			112,639
Common stock issuance, treasury stock average cost per share	$ 15.36		$ 12.6

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 4,069	$ 2,920	$ 6,516
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,275	5,921	5,970
Depreciation	1,587	1,569	1,586
Amortization of intangible assets	227	291	358
Amortization of investment premiums and discounts, net	3,327	2,538	1,496
Other than temporary impairment charge on available for sale securities		155
Expense (benefit) for deferred income taxes	487	(637)	(210)
Compensation expense, restricted stock grants and options	99	118	134
Income from bank owned life insurance	(399)	(316)	(344)
Gain on sale of securities available for sale	(1,671)	(2,897)	(3,504)
Gain on sales of loans	(956)	(720)	(590)
Loss on sale of premises and equipment	13	145	6
Proceeds from sales of loans	48,705	36,367	43,456
(Gain) loss on sale of foreclosed assets	266	1,703	(321)
Originations of loans sold	(47,749)	(35,647)	(42,866)
(Increase) decrease in:
Accrued interest receivable	785	487	(893)
Other assets (increase)	(815)	265	2,261
Decrease in accrued expenses and other liabilities	(911)	(1,046)	(661)
Net cash provided by operating activities	9,339	11,216	12,394
Cash flows from investing activities
Proceeds from sales, calls and maturities of securities available for sale	143,434	179,795	221,875
Purchase of securities available for sale	(114,253)	(195,740)	(290,765)
Net decrease in loans	26,815	34,186	24,665
Purchase of Federal Home Loan Bank stock		(50)	(97)
Proceeds from sale of foreclosed assets	2,738	9,590	3,897
Proceeds from bank owned life insurance	211
Purchase of premises and equipment	(726)	(856)	(553)
Net cash provided by (used in) investing activities	58,219	26,925	(40,978)
Cash flows from financing activities:
Net increase (decrease) in deposits	(40,230)	(26,834)	32,785
Increase (decrease) in advance payments by borrowers for taxes and insurance	243	(86)	3
Advances from Federal Home Loan Bank	3,000	30,000	39,000
Repayment of advances from Federal Home Loan Bank	(22,578)	(48,586)	(59,560)
Increase (decrease) in repurchase agreements	428	(2,030)	9,050
Sale of common stock			28,952
Sale of treasury stock			1,419
Repurchase of preferred stock	(18,400)
Dividends paid on preferred stock	(1,007)	(920)	(920)
Dividends paid on common stock	(598)	(1,909)	(2,272)
Net cash provided by (used in) financing activities	(79,142)	(50,365)	48,457
Increase (decrease) in cash and cash equivalents	(11,584)	(12,224)	19,873
Cash and cash equivalents, beginning of period	48,760	60,984	41,111
Cash and cash equivalents, end of period	37,176	48,760	60,984
Supplemental disclosures of cash flow information:
Interest paid	7,564	9,589	11,826
Income taxes paid	1,990	2,105	4,110
Supplemental disclosures of non-cash investing and financing activities:
Loans charged off	3,684	4,875	5,290
Foreclosures and in substance foreclosures of loans during year	2,285	3,748	11,505
Net unrealized gains (losses) on investment securities classified as available for sale	3,400	9,895	(2,851)
Increase (decrease) in deferred tax asset related to unrealized gain (losses) on investments	(1,156)	(3,364)	969
Dividends declared and payable	180	176	613
Issue of unearned restricted stock	$ 74	$ 87	$ 92

Summary of Significant Accounting Policies:	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies: [Abstract]
Summary of Significant Accounting Policies:
(1)	Summary of Significant Accounting Policies:

Nature of Operations and Customer Concentration

HopFed Bancorp, Inc. (the Corporation) is a bank holding company incorporated in the state of Delaware. The Company’s principal business activities are conducted through it’s wholly-owned subsidiary, Heritage Bank (the Bank), which is a federally chartered savings bank engaged in the business of accepting deposits and providing mortgage, consumer, construction and commercial loans to the general public through its retail banking offices. The Bank’s business activities are primarily limited to western Kentucky and middle and western Tennessee. The Bank is subject to competition from other financial institutions. Deposits at the Bank are insured up to the applicable limits by the Federal Deposit Insurance Corporation (FDIC).

As part of the enactment of the Dodd-Frank Financial Reform Act of 2010, the Corporation and Bank’s former regulator, the Office of Thrift Supervision, was eliminated on July 21, 2011. The Bank is currently subject to comprehensive regulation, examination and supervision by the Office of Comptroller of the Currency (OCC) and the FDIC. Supervision of the Corporation is conducted by the Federal Reserve.

A substantial portion of the Bank’s loans are secured by real estate in the western Kentucky and middle and west Tennessee markets. In addition, foreclosed real estate is located in this same market. Accordingly, the ultimate ability to collect on a substantial portion of the Bank’s loan portfolio and the recovery of a substantial portion of the carrying amount of foreclosed real estate is susceptible to changes in local market conditions.

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation, the Bank and its wholly-owned subsidiary Fall & Fall Insurance (collectively the Company) for all periods. Significant inter-company balances and transactions have been eliminated in consolidation.

Accounting

The accounting and reporting policies of the Company are in accordance with accounting principles generally accepted in the United States of America and conform to general practices in the banking industry.

The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity (VIE) under accounting principles generally accepted in the United States. Voting interest entities are entities which the total equity investment is a risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decision about the entity’s activities. The Company consolidates voting interest entities in which it has all, or at least a majority of, the voting interest. As defined in applicable accounting standards, VIE’s are entities in which it has all, or at least a majority of, the voting interest. A controlling financial interest in a VIE is present when an enterprise has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The subsidiary Fort Webb LLC is a VIE for which the Company is not the primary beneficiary. Accordingly, its accounts are not included in the Company’s consolidated financial statements.

Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated balance sheets and revenues and expenses for each year. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowances for loan losses and foreclosed real estate, management obtains independent appraisals for significant properties.

Cash and Cash Equivalents

Cash and cash equivalents are defined as cash on hand, amounts due on demand from commercial banks, interest-earning deposits in other financial institutions and federal funds sold with maturities of three months or less.

Securities

The Company reports debt, readily-marketable equity, mortgage-backed and mortgage related securities in one of the following categories: (i) “trading” (held for current resale) which are to be reported at fair value, with unrealized gains and losses included in earnings; and (ii) “available for sale” (all other debt, equity, mortgage-backed and mortgage related securities) which are to be reported at fair value, with unrealized gains and losses reported net of tax as a separate component of stockholders’ equity. At the time of new security purchases, a determination is made as to the appropriate classification. Realized and unrealized gains and losses on trading securities are included in net income. Unrealized gains and losses on securities available for sale are recognized as direct increases or decreases in stockholders’ equity, net of any tax effect. Cost of securities sold is recognized using the specific identification method.

Interest income on securities is recognized as earned. The Company purchases many agency bonds at either a premium or discount to its par value. Premiums and discounts on agency bonds are amortized using the net interest method. For callable bonds purchased at a premium, the premium is amortized to the first call date. If the bond is not called on that date, the premium is fully amortized and the Company recognizes an increase in the net yield of the investment. The Company has determined that callable bonds purchased at a premium have a high likelihood of being called, and the decision to amortize premiums to their first call is a more conservative method of recognizing income and any variance from amortizing to contractual maturity is not material to the consolidated financial statements. For agency bonds purchased at a discount, the discount is accreted to the final maturity date. For callable bonds purchased at discount and called before maturity, the Company recognizes a gain on the sale of securities. The Company amortizes premiums and accretes discounts on mortgage back securities and collateralized mortgage obligations based on the securities three month average prepayment speed.

Other Than Temporary Impairment

A decline in the fair value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in the carrying amount to fair value. To determine whether impairment is other-than-temporary, management considers whether the entity expects to recover the entire amortized cost basis of the security by reviewing the present value of the future cash flows associated with the security. The shortfall of the present value of the cash flows expected to be collected in relation to the amortized cost basis is referred to as a credit loss. If a credit loss is identified, management then considers whether it is more-likely-than-not that the Company will be required to sell the security prior to recovery. If management concludes that it is not more-likely-than-not that it will be required to sell the security, then the security is not other-than-temporarily impaired and the shortfall is recorded as a component of equity. If the security is determined to be other-than-temporarily impaired, the credit loss is recognized as a charge to earnings and a new cost basis for the security is established.

Other Securities

Other securities which are not actively traded and may be restricted, such as Federal Home Loan Bank (FHLB) stock are recognized at cost, as the value is not considered impaired.

Loans Receivable

Loans receivable are stated at unpaid principal balances, less the allowance for loan losses and deferred loan cost. The Statement of Financial Accounting Standards ASC 310-20, Nonrefundable Fees and Other Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases, requires the recognition of loan origination fee income over the life of the loan and the recognition of certain direct loan origination costs over the life of the loan.

Uncollectible interest on loans that are contractually past due is charged off, or an allowance is established based on management’s periodic evaluation. The Company charges off loans after, in management’s opinion, the collection of all or a large portion of the principal or interest is not collectable. The allowance is established by a charge to interest income equal to all interest previously accrued, and income is subsequently recognized only to the extent that cash payments are received while the loan is classified as non-accrual, when the loan is ninety days past due. Loans may be returned to accrual status when all principal and interest amounts contractually due (including arrearages) are reasonably assured of repayment within an acceptable period of time, and there is a sustained period of repayment performance by the borrower in accordance with the contractual terms of interest and principal.

The Company provides an allowance for loan losses and includes in operating expenses a provision for loan losses determined by management. Management’s periodic evaluation of the adequacy of the allowance is based on the Company’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, and current economic conditions. Management’s estimate of the adequacy of the allowance for loan loss can be classified as either a reserve for currently classified loans or estimates of future losses in the current loan portfolio.

Loans are considered to be impaired when, in management’s judgment, principal or interest is not collectible according to the contractual terms of the loan agreement. When conducting loan evaluations, management considers various factors such as historical loan performance, the financial condition of the borrower and adequacy of collateral to determine if a loan is impaired. Impaired loans and loans classified as TDR’s may be classified as either substandard or doubtful and reserved for based on individual loans risk for loss. Loans not considered impaired may be classified as either special mention or watch and may be reserved for. Typically, unimpaired classified loans exhibit some form of weakness in either industry trends, collateral, or cash flow that result in a default risk greater than that of the Company’s typical loan. All classified amounts include all unpaid interest and fees as well as the principal balance outstanding.

The measurement of impaired loans generally may be based on the present value of future cash flows discounted at the historical effective interest rate. However, the majority of the Company’s problem loans become collateral dependent at the time they are judged to be impaired. Therefore, the measurement of impaired requires the Company to obtain a new appraisal to obtain the fair value of the collateral. The appraised value is then discounted to an estimated of the Company’s net realizable value, reducing the appraised value by the amount of holding and selling cost. When the measured amount of an impaired loan is less than the recorded investment in the loan, the impairment is recorded as a charge to income and a valuation allowance, which is included as a component of the allowance for loan losses.

For loans not individually classified, Management considers the Company’s recent charge off history, the Company’s current past due and non-accrual trends, banking industry trends and both local and national economic conditions when making an estimate as to the amount to reserve for losses. Management believes it has established the allowance in accordance with accounting principles generally accepted in the United States of America and has taken into account the views of its regulators and the current economic environment.

Fixed Rate Mortgage Originations

The Company operates a mortgage division that originates mortgage loans in the name of assorted investors, including Federal Home Loan Mortgage Corporation (Freddie Mac). Originations for Freddie Mac are sold through the Bank while originations to other investors are processed for a fee. On a limited basis, loans sold to Freddie Mac may result in the Bank retaining loan servicing rights. In recent years, customers have chosen lower origination rates over having their loan locally serviced; thereby limiting the amount of new loans sold with servicing retained. At December 31, 2012, the Bank maintained a servicing portfolio of one to four family real estate loans of approximately $26.3 million. For the years ended December 31, 2012, and December 31, 2011, the Bank has reviewed the value of the servicing asset as well as the operational cost associated with servicing the portfolio. The Bank has determined that the values of its servicing rights are not material to the Company’s consolidated financial statements.

Real Estate and Other Assets Owned

Assets acquired through, or in lieu of, loan foreclosure or repossession carried at the lower of cost or fair value less selling expenses. Costs of improving the assets are capitalized, whereas costs relating to holding the property are expensed. Management conducts periodic valuations (no less than annually) and any adjustments to value are recognized in the current period’s operations.

Brokered Deposits

The Company may choose to attract deposits from several sources, including using outside brokers to assist in obtaining time deposits using national distribution channels. Brokered deposits offer the Company an alternative to Federal Home Loan Bank advances and local retail time deposits.

Repurchase Agreements

The Company sells investments from its portfolio to business and municipal customers with a written agreement to repurchase those investments on the next business day. The repurchase product gives business customers the opportunity to earn income on liquid cash reserves. These funds are overnight borrowings of the Company secured by Company assets and are not FDIC insured. The Company has also entered into two long-term repurchase agreements with third parties as discussed in Note 8.

Revenue Recognition

Mortgage loans held for sale are generally delivered to secondary market investors under best efforts sales commitments entered into prior to the closing of the individual loan. Loan sales and related gains or losses are recognized at settlement. Loan fees earned for the servicing of secondary market loans are recognized as earned.

Interest income on loans receivable is reported on the interest method. Interest income is not reported when full loan repayment is in doubt, typically when the loan is impaired, placed in non-accrual status, or payments are past due more than 90 days. Interest earned as reported as income is reversed on any loans classified as non-accrual or past due more than 90 days. Interest may continue to accrue on loans over 90 days past due if they are well secured and in the process of collection.

Income Taxes

Income taxes are accounted for through the use of the asset and liability method. Under the asset and liability method, deferred taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes of a change in tax rates would be recognized in income in the period that includes the enactment date. The Company files its federal income tax return on a consolidated basis with its subsidiaries. The Company files its Tennessee state income tax return on a consolidated basis. All taxes are accrued on a separate entity basis.

Operating Segments

The Company’s continuing operations include one primary segment, retail banking. The retail banking segment involves the origination of commercial, residential and consumer loans as well as the collections of deposits in eighteen branch offices.

Premises and Equipment

Land, land improvements, buildings, and furniture and equipment are carried at cost, less accumulated depreciation and amortization. Buildings and land improvements are depreciated generally by the straight-line method, and furniture and equipment are depreciated under various methods over the estimated useful lives of the assets. The Company capitalizes interest expense on construction in process at a rate equal to the Company’s cost of funds. The estimated useful lives used to compute depreciation are as follows:

Land improvements	5-15 years
Buildings	40 years
Furniture and equipment	5-15 years

Intangible Assets

The intangible assets for insurance contracts and core deposits related to the Fulton acquisition of September 2002 was amortized using the straight-line method over the estimated period of benefit of seven years and was fully amortized in July of 2009. The core deposit intangible asset related to the middle Tennessee acquisition of June 2006 is amortized using the sum of the year’s digits method over an estimated period of nine years. The Company periodically evaluates the recoverability of the intangible assets and takes into account events or circumstances that warrant a revised estimate of the useful lives or indicates that impairment exists.

Bank Owned Life Insurance

Bank owned life insurance policies (BOLI) are recorded at the cash surrender value or the amount to be realized upon current redemption. The realization of the redemption value is evaluated for each insuring entity that holds insurance contracts annually by management.

Advertising

The Company expenses the production cost of advertising as incurred.

Financial Instruments

The Company has entered into off-balance-sheet financial instruments consisting of commitments to extend credit and commercial letters of credit. Such financial instruments are recorded in the consolidated financial statements when they are funded or related fees are incurred or received.

Derivative Instruments:

Under guidelines ASC 815, Accounting for Derivative Instruments and Hedging Activities, as amended, all derivative instruments are required to be carried at fair value on the consolidated balance sheet. ASC 815 provides special hedge accounting provisions, which permit the change in fair value of the hedge item related to the risk being hedged to be recognized in earnings in the same period and in the same income statement line as the change in the fair value of the derivative.

A derivative instrument designated in a hedge relationship to mitigate exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges under ASC 815. Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Cash value hedges are accounted for by recording the fair value of the derivative instrument and the fair value related to the risk being hedged of the hedged asset or liability on the consolidated balance sheet with corresponding offsets recorded in the consolidated balance sheet. The adjustment to the hedged asset or liability is included in the basis of the hedged item, while the fair value of the derivative is recorded as a freestanding asset or liability. Actual cash receipts or payments and related amounts accrued during the period on derivatives included in a fair value hedge relationship are recorded as adjustments to the income or expense recorded on the hedged asset or liability.

Under both the fair value and cash flow hedge methods, derivative gains and losses not effective in hedging the change in fair value or expected cash flows of the hedged item are recognized immediately in the income statement. At the hedge’s inception and at least quarterly thereafter, a formal assessment is performed to determine whether changes in the fair values or cash flows of the derivative instrument has been highly effective in offsetting changes in the fair values or cash flows of the hedged items and whether they are expected to be highly effective in the future. If it is determined a derivative instrument has not been, or will not continue to be highly effective as a hedge, hedged accounting is discontinued. ASC 815 basis adjustments recorded on hedged assets and liabilities are amortized over the remaining life of the hedged item beginning no later than when hedge accounting ceases. There were no fair value hedging gains or losses, as a result of hedge ineffectiveness, recognized for the years ended December 31, 2012, 2011 and 2010.

Fair Values of Financial Instruments

In October of 2008, the Company entered into an interest rate swap agreement for a term of seven years and an amount of $10 million. The Bank will pay a fixed rate of 7.27% for seven years and receive an amount equal to the three-month London Interbank Lending Rate (Libor) plus 3.10%. The interest rate swap is classified as a cash flow hedge by the Bank and will be tested quarterly for effectiveness. At December 31, 2012, the cost of the Bank to terminate the cash flow hedge is approximately $1,126,000. The Bank, in the normal course of business, originates fixed rate mortgages that are sold to Freddie Mac. Upon tentative underwriting approval by Freddie Mac, the Bank issues a best effort commitment to originate a fixed rate first mortgage under specific terms and conditions that the Bank intends to sell to Freddie Mac. The Bank no longer assumes a firm commitment to originate fixed rate loans, thus eliminating the risk of having to deliver loans they did not close or pay commitment fees to make Freddie Mac whole.

ASC 825, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Fair value estimates are made at a point in time, based on relevant market information and information about the financial instrument. Accordingly, such estimates involve uncertainties and matters of judgment and therefore cannot be determined with precision. ASC 825 excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following are the more significant methods and assumptions used by the Company in estimating its fair value disclosures for financial instruments:

Cash and cash equivalents

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents approximate those assets’ fair values, because they mature within 90 days or less and do not present credit risk concerns.

Interest earning deposits

The carrying amounts reported in the consolidated balance sheets for interest earning deposits approximate those assets’ fair values, because they are considered overnight deposits and may be withdrawn at any time without penalty and do not present credit risk concerns.

Available-for-sale securities

Fair values for investment securities available-for-sale are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments provided by a third party pricing service. The Company reviews all securities in which the book value is greater than the market value for impairment that is other than temporary. For securities deemed to be other than temporarily impaired, the Company reduces the book value of the security to its market value by recognizing an impairment charge on its income statement.

Loans receivable

The fair values for of fixed-rate loans and variable rate loans that re-price on an infrequent basis is estimated using discounted cash flow analysis which considers future re-pricing dates and estimated repayment dates, and further using interest rates currently being offered for loans of similar type, terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future expected loss experience and risk characteristics. The estimated fair value of variable-rate loans that re-price frequently and with have no significant change in credit risk is approximately the carrying value of the loan.

Letters of credit

The fair value of standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counter parties drawing on such financial instruments and the present creditworthiness of such counter parties. Such commitments have been made on terms which are competitive in the markets in which the Company operates, thus, the fair value of standby letters of credit equals the carrying value for the purposes of this disclosure.

Accrued interest receivable

Fair value is estimated to approximate the carrying amount because such amounts are expected to be received within 90 days or less and any credit concerns have been previously considered in the carrying value.

Repurchase agreements

Overnight repurchase agreements have a fair value at book, given that they mature overnight. The fair values for of longer date repurchase agreements is estimated using discounted cash flow analysis which considers the current market pricing for repurchase agreements of similar final maturities and collateral requirements.

Bank owned life insurance

The fair value of bank owned life insurance is the cash surrender value of the policy less redemption charges. By surrendering the policy, the Company is also subject to federal income taxes on all earnings previously recognized.

Deposits

The fair values disclosed for deposits with no stated maturity such as demand deposits, interest-bearing checking accounts and savings accounts are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). The fair values for certificates of deposit and other fixed maturity time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on such type accounts or similar accounts to a schedule of aggregated contractual maturities or similar maturities on such time deposits.

Advances from the Federal Home Loan Bank (FHLB)

The fair value of these advances is estimated by discounting the future cash flows of these advances using the current rates at which similar advances or similar financial instruments could be obtained.

FHLB stock

The fair value of FHLB stock is recognized at cost.

Subordinated debentures

The book value of subordinated debentures is cost. The subordinated debentures re-price quarterly at a rate equal to three month libor plus 3.10%.

Off-Balance-Sheet Instruments

Off-balance-sheet lending commitments approximate their fair values due to the short period of time before the commitment expires.

Dividend Restrictions

The Company is not permitted to pay a dividend to common shareholders if it fails to make a quarterly interest payment to the holders of the Company’s subordinated debentures. Furthermore, the Bank may be restricted in the payment of dividends to the Company by the Bank’s primary regulator, the Office of Comptroller of the Currency (OCC). Any restrictions imposed by the OCC would effectively limit the Company’s ability to pay a dividend to its common stockholders as discussed in note 17.

Earnings Per Share

Earnings per share (EPS) consists of two separate components, basic EPS and diluted EPS. Basic EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding for each period presented. Diluted EPS is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding plus dilutive common stock equivalents (CSE). CSE consists of dilutive stock options granted through the Company’s stock option plan. Restricted stock awards represent future compensation expense and are dilutive. Common stock equivalents which are considered anti-dilutive are not included for the purposes of this calculation. Common stock warrants issued in December 2008 and all stock options outstanding are currently anti-dilutive and are not included for the purposes of this calculation.

Both EPS and diluted EPS are reduced by the amount of dividend payments on preferred stock and the accretion of the discount on the preferred stock. The effect of the Company’s dividend payment on preferred stock and accretion of the preferred stock is as provided for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Dividend on preferred shares	$1,006,886	920,000	920,000
Accretion dividend on preferred shares	222,360	111,180	111,180

Total cost of preferred stock	$1,229,246	1,031,180	1,031,180

Reduction in earnings per share to common stockholders:
Basic	$0.16	$0.14	$0.18

Fully diluted	$0.16	$0.14	$0.18

Weighted average shares outstanding -basic	7,486,445	7,460,294	5,732,495

Weighted average shares outstanding -diluted	7,486,445	7,460,294	5,732,495

Stock Compensation

The Company utilized the Black-Sholes valuation model to determine the fair value of stock options on the date of grant. The model derives the fair value of stock options based on certain assumptions related to the expected stock prices volatility, expected option life, risk-free rate of return and the dividend yield of the stock. The expected life of options granted is estimated based on historical employee exercise behavior. The risk free rate of return coincides with the expected life of the options and is based on the ten year Treasury note rate at the time the options are issued. The historical volatility levels of the Company’s common stock are used to estimate the expected stock price volatility. The set dividend yield is used to estimate the expected dividend yield of the stock.

Effect of New Accounting Pronouncements

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income, new disclosure guidance related to the presentation of the Statement of Comprehensive Income. This guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity and requires presentation of reclassification adjustments on the face of the income statement. The effective date of this pronouncement is for financial statement periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s consolidated statements of comprehensive income.

In April 2011, the FASB issued ASU 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring. The provisions of ASU 2011-02 provide additional guidance related to determining whether a creditor has granted a concession, including factors and examples for creditors to consider in evaluating when a credit restructuring results in a delay in payment that is insignificant, prohibits creditors from using the borrowers interest cost as a factor in determining whether the lender has granted a concession to the borrower, and added factors for creditors to use in determining whether a borrower is experiencing financial difficulties. A provision in ASU 2011-02 ends the FASB’s deferral of additional disclosures about troubled debt restructuring as required by ASU 2010-20. The provisions of ASU 2011-02 were effective for the Company’s reporting period ending September 30, 2011. The adoption of ASU 2011-02 did not have a material impact on the Company’s consolidated financial statements of income, condition and cash flows.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in United States of America generally accepted accounting principles (U.S. GAAP) and international Financial Reporting Standards (Topic 820) – Fair Value Measurement (ASU 2011-04), to provide consistent definition of the fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 is effective for reporting periods ending after March 30, 2012, and was applied prospectively. The implementation of ASU 2011-04 did not have a material impact on our consolidated financial statements of comprehensive income.

In September 2011, the FASB issued ASU No. 2011-8, Intangibles – Goodwill and other, regarding testing goodwill for impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting until is less than its carrying amount. If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill reporting unit is more than its carrying amount, the two-step goodwill impairment test is not required. The new guidance was effective on January 1, 2012. The implementation of ASU 2011-8 did not have a material impact on our consolidated financial statements of income, condition and cash flow.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards update No. 2011-05. This update to Comprehensive Income (Topic 220) defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. The deferral supersedes only the paragraphs pertaining to how and where reclassification adjustments are presented. The amendments in this update were effective for public entities for reporting periods beginning after December 15, 2011. The implementation of ASU 2011-12 did not have a material impact on our consolidated financial statements of income, condition and cash flows.

ASU 2011-11, “Balance Sheet (Topic 210) - “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 amends Topic 210, “Balance Sheet,” to require an entity to disclose both gross and net information about financial instruments, such as sales and repurchase agreements and reverse sale and repurchase agreements and securities borrowing/lending arrangements, and derivative instruments that are eligible for offset in the statement of financial position and/or subject to a master netting arrangement or similar agreement. ASU No. 2013-01, “Balance Sheet (Topic 210)—Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” clarifies that ordinary trade receivables are not within the scope of ASU 2011-11. ASU 2011-11 is effective for annual and interim periods beginning on January 1, 2013, and is not expected to have a significant impact on the Company’s financial statements.

ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350) - Testing Indefinite-Lived Intangible Assets for Impairment.” ASU 2012-02 give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that an indefinite-lived intangible asset is impaired, then the entity must perform the quantitative impairment test. If, under the quantitative impairment test, the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. ASU 2012-02 is effective for the Company’s beginning January 1, 2013 (early adoption permitted) and is not expected to have a significant impact on the Company’s financial statements.

ASU 2012-06, “Business Combinations (Topic 805) - Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution (a consensus of the FASB Emerging Issues Task Force).” ASU 2012-06 clarifies the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution. Under ASU 2012-06, when a reporting entity recognizes an indemnification asset as a result of a government-assisted acquisition of a financial institution and, subsequently, a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification), the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). ASU 2012-06 is effective for the Company beginning January 1, 2013 (early adoption permitted) and is not expected to have a significant impact on the Company’s financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Reclassifications:

Certain items in prior financial statements have been reclassified to conform to the current presentation.

Securities:	12 Months Ended
Dec. 31, 2012
Securities: [Abstract]
Securities:
(2)	Securities:

Securities, which consist of debt and equity investments, have been classified in the consolidated balance sheets according to management’s intent. The carrying amount of securities and their estimated fair values follow:

	December 31, 2012
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Unrestricted:
U.S. government and agency securities:	$147,659	5,202	(83)	152,778
Tax free municipal bonds	68,331	5,756	(40)	74,047
Taxable municipal bonds	12,535	1,209	(8)	13,736
Trust preferred securities	2,000	—	(511)	1,489
Mortgage-backed securities:
GNMA	19,172	1,244	(19)	20,397
FNMA	64,805	2,558	(58)	67,305
FHLMC	4,519	153	—	4,672
SLMA CMOs	5,412	80	—	5,492
AGENCY CMOs	16,055	426	(52)	16,429

	$340,488	16,628	(771)	356,345

	December 31, 2011
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Unrestricted:
U.S. government and agency securities	$171,141	3,511	(65)	174,587
Tax free municipal bonds	60,432	4,623	—	65,055
Taxable municipal bonds	12,846	1,059	—	13,905
Trust preferred securities	2,000	—	(1,007)	993
Mortgage-backed securities:
GNMA	30,427	1,413	(19)	31,821
FNMA	59,195	2,101	(1)	61,295
FHLMC	15,108	491	—	15,599
NON-AGENCY CMOs	2,012	7	(223)	1,796
AGENCY CMOs	18,163	568	—	18,731

	$371,324	13,773	(1,315)	383,782

The scheduled maturities of debt securities available for sale at December 31, 2012, and December 31, 2011, were as follows:

2012	Amortized Cost	Estimated Fair Value
Due within one year	$345	346
Due in one to five years	11,499	11,682
Due in five to ten years	30,007	32,316
Due after ten years	53,222	57,290

	95,073	101,634
Amortizing agency bonds	135,452	140,416
Mortgage-backed securities	109,963	114,295

Total unrestricted securities available for sale	$340,488	356,345

		Estimated
	Amortized	Fair
2011	Cost	Value
Due within one year	$461	464
Due in one to five years	6,844	6,929
Due in five to ten years	24,471	26,153
Due after ten years	72,460	75,804

	104,236	109,350
Amortizing agency bonds	142,183	145,190
Mortgage-backed securities	124,905	129,242

Total unrestricted securities available for sale	$371,324	383,782

The FHLB stock is an equity interest in the Federal Home Loan Bank. FHLB stock does not have a readily determinable fair value because ownership is restricted and a market is lacking. FHLB stock is classified as a restricted investment security, carried at cost and evaluated for impairment.

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2012 and December 31, 2011, are as follows:

	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$12,317	(83)	—	—	12,317	(83)
Taxable municipals	885	(8)	—	—	885	(8)
Tax free municipals	5,315	(40)	—	—	5,315	(40)
Trust preferred securities	—	—	1,489	(511)	1,489	(511)
Mortgage-backed securities:
GNMA	—	—	1,415	(19)	1,415	(19)
FNMA	7,077	(58)	—	—	7,077	(58)
FHLMC	—	—	—	—	—	—
NON-AGENCY CMOs	—	—	—	—	—	—
AGENCY CMOs	3,691	(52)	—	—	3,691	(52)

Total Available for Sale	$29,285	(241)	2,904	(530)	32,189	(771)

	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
December 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$20,422	(54)	2,007	(11)	22,429	(65)
Taxable municipals	—	—	—	—	—	—
Tax free municipals	—	—	—	—	—	—
Trust preferred securities	—	—	993	(1,007)	993	(1,007)
Mortgage-backed securities:
GNMA	1,925	(19)	—	—	1,925	(19)
FNMA	—	—	81	(1)	81	(1)
FHLMC	—	—	—	—	—	—
NON-AGENCY CMOs	—	—	1,494	(223)	1,494	(223)
AGENCY CMOs	—	—	—	—	—	—

Total Available for Sale	$22,347	(73)	4,575	(1,242)	26,922	(1,315)

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluations. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2012, the Company has 26 securities with unrealized losses. With the exception of a subordinated debenture discussed below, Management believes these unrealized losses relate to changes in interest rates and not credit quality. Management also believes the Company has the ability to hold these securities until maturity or for the foreseeable future and therefore no declines are deemed to be other than temporary.

The carrying value of the Company’s investment securities may decline in the future if the financial condition of issuers deteriorates and management determines it is probable that the Company will not recover the entire amortized cost bases of the securities. As a result, there is a risk that other-than-temporary impairment charges may occur in the future.

In June of 2008, the Company purchased $2 million par value of a private placement subordinated debenture issued by First Financial Services Corporation (“FFKY”), the holding Company for First Federal Savings Bank (“First Fed”). The debenture is a thirty year security with a coupon rate of 8.00%. FFKY is a NASDAQ listed commercial bank holding company located in Elizabethtown, Kentucky. In October of 2010, FFKY informed the owners of its subordinated trust, including the Company, that it was deferring the dividend payments for up to five years as prescribed by the trust. FFKY has suffered significant asset quality issues that have resulted in negative earnings since 2009 and have negatively impacted FFKY’s capital position.

In July 2012, FFKY closed on the previously announced sale of four branch offices located in Indiana to a local financial institution. FFKY realized a net gain of approximately $3.4 million. The transaction increased the Tier 1 Capital to Average Assets Ratio and Total Risk Based Capital to Risk Weighted Assets Ratio of First Fed to 6.51% and 11.90%, respectively.

Currently, FFKY and First Fed are under a Consent Order issued jointly by the Kentucky State Department of Financial Institutions and the FDIC. Among other things, the consent order requires First Fed to increase its Tier 1 Capital to Average Assets Ratio to 8.00% and its Total Risk Based Capital to Risk Weighted Asset Ratio to 12.00%. At December 31, 2012, First Fed has not met the capital goals established by their regulators but achieved a Tier 1 Capital to Average Assets Ratio of 6.69% and a Total Risk Based Capital to Weighted Asset Ratio of 12.45%.

The Company continues to monitor all quarterly reports issued by both FFKY and First Fed subsidiary to determine if the investment in the subordinated trust is other than temporarily impaired. At December 31, 2012, the Company has determined, based on the suspension of the dividend, that the investment is not other than temporarily impaired and has taken a $511,000 reduction in other comprehensive income related to the lack of current cash flow from the debenture. The Company has further determined, based on the financial trends and capital position of FFKY and its First Fed, that the Company’s investment in the subordinated debenture is not permanently impaired at this time.

During 2012, the Company sold investment securities classified as available for sale for proceeds of $69.0 million resulting in gross gains of $1.8 million and gross losses of $115,000. During 2011, the Company sold investment securities classified as available for sale for proceeds of $115.2 million resulting in gross gains of $3.2 million and gross losses of $335,000. During 2010, the Company sold investment securities classified as available for sale for proceeds of $103.8 million resulting in gross gains of $3.5 million and gross losses of $30,000.

As part of its normal course of business, the Bank holds significant balances of municipal and other deposits that require the Bank to pledge investment instruments as collateral. At December 31, 2012, the Bank pledged investments with a book value of $145.1 million and a market value of approximately $149.4 million to various municipal entities as required by law. The Bank has pledged two investment securities with a market value of $617,500 to the Federal Home Loan Bank of Cincinnati to provide for a higher level of available borrowings. In addition, the Bank has provided $15.5 million of letters of credit issued by the Federal Home Loan Bank of Cincinnati to collateralize municipal deposits. The collateral for these letters of credit are the Bank’s one to four family loan portfolio, commercial real estate portfolio and its multi-family loan portfolio.

Loans Receivable, Net:	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net: [Abstract]
Loans Receivable, Net:
(3)	Loans Receivable, Net:

The components of loans receivable in the consolidated balance sheets as of December 31, 2012, and December 31, 2011, were as follows:

	December 31, 2012		December 31, 2011
	Amount	Percent	Amount	Percent
Real estate loans:
One-to-four family (closed end) first mortgages	$162,335	30.3%	$171,192	30.2%
Second mortgages (closed end)	4,336	0.8%	6,209	1.1%
Home equity lines of credit	37,083	6.9%	38,694	6.8%
Multi-family	33,056	6.2%	33,739	5.9%
Construction	18,900	3.5%	11,931	2.1%
Land	45,906	8.6%	52,338	9.2%
Non-residential real estate	169,436	31.6%	183,485	32.3%

Total mortgage loans	471,052	87.9%	497,588	87.6%
Consumer loans	13,886	2.6%	15,110	2.7%
Commercial loans	50,549	9.5%	54,673	9.7%

Total other loans	64,435	12.1%	69,783	12.4%

Total loans, gross	535,487	100.0%	567,371	100.0%

Deferred loan cost, net of income	146		251
Less allowance for loan losses	(10,648)		(11,262)

Total loans	$524,985		$556,360

The Company’s loan portfolio balance has declined in each of the last two years. The decline is the result of a combination of factors, including a weak economy, both locally and nationally. Currently, unemployment in the Company’s market area ranged from 8% to 18%. The Company’s MOU previously in place by our former regulator, the OTS, restricted the Company’s ability to grow its owner occupied commercial real estate loan portfolio. The Bank’s and Corporation current regulator, the Office of the Comptroller of the Currency and the Federal Reserve, respectively, terminated all outstanding Memorandums in October 2012 and November 2012.

The Company’s loan portfolio includes a significant amount of loans secured by raw land and commercial real estate. These loans have come under increased regulatory scrutiny due to the potential for higher levels of losses. At December 31, 2012, the Company has approximately $66.6 million loans classified as substandard. At December 31, 2012, the Company has $23.8 million of loans secured by land classified as substandard, or 52.0% of our land loan portfolio and $21.1 million in loans secured by commercial real estate classified as substandard, or 12.4% of the Company’s non-residential real estate loan portfolio.

Loans serviced for the benefit of others totaled approximately $40.3 million, $59.2 million and $56.3 million at December 31, 2012, 2011 and 2010, respectively. At December 31, 2012, approximately $26.3 million of the $40.3 million in loans serviced by the Company are serviced for the benefit of Freddie Mac. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow amounts, disbursing payments to investors and foreclosure processing. The servicing rights associated with these loans are not material to the Company’s consolidated financial statements. Qualified one-to-four family first mortgage loans, non-residential real estate loans, multi-family loans and commercial real estate loans are pledged to the Federal Home Loan Bank of Cincinnati as discussed in note 7.

The Company originates most fixed rate loans for immediate sale to the Federal Home Loan Mortgage Corporation (FHLMC) or other investors. Generally, the sale of such loans is arranged shortly after the loan application is tentatively approved through commitments.

The Company conducts annual reviews on all loan relationships above $1.0 million to ascertain the borrowers continued ability to service their debt as agreed. In addition to the credit relationships mentioned above, management may classify any credit relationship once it becomes aware of adverse credit trends for that customer. Typically, the annual review consists of updated financial statements for borrowers and any guarantors, a review of the borrower’s credit history with the Company and other creditors, and current income tax information. As a result of this review, management will classify loans based on their credit risk. Additionally, the Company provides a risk grade for all loans past due more than sixty days. The Company uses the following risk definitions for risk grades:

Satisfactory loans of average strength having some deficiency or vulnerability to changing economic or industry conditions. These customers should have reasonable amount of capital and operating ratios. Secured loans may lack in margin or liquidity. Loans to individuals, perhaps supported in dollars of net worth, but with supporting assets may be difficult to liquidate.

Watch loans are acceptable credits: (1) that need continual monitoring, such as out-of territory or asset-based loans (since the Company does not have an asset-based lending department), or (2) with a marginal risk level to business concerns and individuals that; (a) have exhibited favorable performance in the past, though currently experiencing negative trends; (b) are in an industry that is experiencing volatility or is declining, and their performance is less than industry norms; and (c) are experiencing unfavorable trends in their financial position, such as one-time net losses or declines in asset values. These marginal borrowers may have early warning signs of problems such as occasional overdrafts and minor delinquency.

If considered marginal, a loan would be a “watch” until financial data demonstrated improved performance or further deterioration to a “substandard” grade usually within a 12-month period. In the table on page 33, Watch loans are included with satisfactory loans and classified as Pass.

Other Loans Especially Mentioned are currently protected but are potentially weak. These loans constitute an undue and unwarranted credit risk but not to the point of justifying a substandard classification. The credit risk may be relatively minor yet constitutes an unwarranted risk in light of the circumstances surrounding a specific loan. These credit weaknesses, if not checked or corrected, will weaken the loan or inadequately protect the Bank’s credit position at some future date.

A Substandard loan is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. The loans are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. This does not imply ultimate loss of the principal, but may involve burdensome administrative expenses and the accompanying cost to carry the credit. Examples of substandard loans include those to borrowers with insufficient or negative cash flow, negative net worth coupled with inadequate guarantor support, inadequate working capital, and/or significantly past-due loans and overdrafts.

A loan classified Doubtful has all the weaknesses inherent in a substandard credit except that the weaknesses make collection or liquidation in full (on the basis of currently existing facts, conditions, and values) highly questionable and improbable. The possibility of loss is extremely high, but because of certain pending factors charge-off is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens on additional collateral, and refinancing plans. The doubtful classification is applied to that portion of the credit in which the full collection of principal and interest is questionable.

A loan is considered to be impaired when management determines that it is probable that the Company will be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement. The value of individually impaired loans is measured based on the present value of expected payments using the fair value of the collateral if the loan is collateral dependent. Currently, it is management’s practice to classify all substandard or doubtful loans as impaired.

Loan Origination/Risk Management

The Corporation has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews and approves these policies and procedures on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

Commercial and industrial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably and prudently expand its business. Underwriting standards are designed to promote relationship banking rather than transactional banking. Once it is determined that the borrower’s management possesses sound ethics and solid business acumen, the Corporation’s management examines current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial and industrial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial and industrial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans, in addition to those of real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Corporation’s commercial real estate portfolio are diverse in terms of type and geographic location. This diversity helps reduce the Corporation’s exposure to adverse economic events that affect any single market or industry. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. As a general rule, the Corporation avoids financing single-purpose projects unless other underwriting factors are present to help mitigate risk. The Corporation also utilizes third-party experts to provide insight and guidance about economic conditions and trends affecting market areas it serves. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans. At December 31, 2012, approximately $70.5 million of the outstanding principal balance of the Corporation’s non-residential real estate loans were secured by owner-occupied properties, approximately $52.1 million was secured by non-owner occupied properties and $46.8 million was secured by property used in agricultural production.

With respect to loans to developers and builders that are secured by non-owner occupied properties that the Corporation may originate from time to time, the Corporation generally requires the borrower to have had an existing relationship with the Corporation and have a proven record of success. Construction loans are underwritten utilizing feasibility studies, independent appraisal reviews, sensitivity analysis of absorption and lease rates and financial analysis of the developers and property owners. Construction loans are generally based upon estimates of costs and value associated with the completed project. These estimates may be inaccurate. Construction loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project. Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Corporation until permanent financing is obtained. These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

The Corporation maintains an independent loan review function that is typically outsourced to firms that specialize in conducting loan reviews. Results of these reviews are presented to management. The loan review process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Corporation’s policies and procedures.

Most of the Corporation’s lending activity occurs in Western Kentucky and middle and western Tennessee. The majority of the Corporation’s loan portfolio consists of non-residential real estate loans and one-to-four family residential real estate loans.

Loans by classification type and the related valuation allowance amounts at December 31, 2012, were as follows:

			Impaired Loans
	Pass	Special Mention	Substandard	Doubtful	Total	Specific Allowance for Impairment	Allowance for Loans not Impaired
December 31, 2012
One-to-four family mortgages	$156,961	779	4,595	—	162,335	754	1,736
Home equity line of credit	34,737	1,109	1,237	—	37,083	68	306
Junior lien	3,821	47	468	—	4,336	196	34
Multi-family	27,463	1,478	4,115	—	33,056	38	486
Construction	14,052	—	4,848	—	18,900	—	256
Land	14,374	7,683	23,849	—	45,906	932	1,252
Non-residential real estate	146,443	1,899	21,094	—	169,436	1,424	2,209
Consumer loans	13,330	—	556	—	13,886	121	217
Commercial loans	44,191	516	5,842	—	50,549	308	311

Total	$455,372	13,511	66,604	—	535,487	3,841	6,807

Loans by classification type and the related valuation allowance amounts at December 31, 2011, were as follows:

			Impaired Loans
	Pass	Special Mention	Substandard	Doubtful	Total	Specific Allowance for Impairment	Allowance for Loans not Impaired
December 31, 2011
One-to-four family mortgages	$153,375	9,434	8,153	230	171,192	728	1,912
Home equity line of credit	36,528	1,694	233	239	38,694	131	277
Junior lien	4,778	622	809	—	6,209	180	97
Multi-family	20,715	7,073	5,951	—	33,739	26	1,175
Construction	9,943	213	1,775	—	11,931	14	125
Land	17,570	24,714	9,055	999	52,338	924	408
Non-residential real estate	142,190	25,077	16,101	117	183,485	1,374	2,297
Consumer loans	14,399	268	423	20	15,110	80	182
Commercial loans	45,509	4,009	5,034	121	54,673	623	709

Total	$445,007	73,104	47,534	1,726	567,371	4,080	7,182

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2012, were as follows:

				For the year ended
	At December 31, 2012			12/31/12
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
Impaired loans with no recorded reserve	Investment	Balance	Allowance	Investment	Recognized
One-to-four family mortgages	$1,759	1,759	—	5,279	107
Home equity line of credit	1,169	1,169	—	869	50
Junior liens	—	—	—	281	3
Multi-family	4,077	4,077	—	3,626	219
Construction	4,848	4,848	—	3,133	174
Land	20,279	20,279	—	19,857	504
Non-residential real estate	15,363	15,363	—	19,936	855
Consumer loans	81	81	—	66	5
Commercial loans	1,617	1,617	—	2,701	165

Total	49,193	49,193	—	55,748	2,082

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
Impaired loans with recorded reserve	Investment	Balance	Allowance	Investment	Recognized
One-to-four family mortgages	$2,836	2,836	754	3,135	145
Home equity line of credit	68	68	68	162	3
Junior liens	468	468	196	365	38
Multi-family	38	38	38	2,640	4
Construction	—	—	—	1,095	—
Land	3,570	3,570	932	4,848	213
Non-residential real estate	5,731	5,731	1,424	6,578	323
Consumer loans	475	475	121	281	1
Commercial loans	4,225	4,225	308	4,470	28

Total	17,411	17,411	3,841	23,574	755

Total impaired loans	$66,604	66,604	3,841	79,322	2,837

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2011, were as follows:

	At December 31, 2011			For the year ended December 31, 2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
Impaired loans with no recorded allowance	Investment	Balance	Allowance	Investment	Recognized
One-to-four family mortgages	$5,144	5,300	—	5,814	220
Home equity line of credit	181	181	—	312	5
Junior lien	469	469	—	287	14
Multi-family	5,059	5,059	—	2,797	242
Construction	1,589	1,589	—	1,437	63
Land	7,513	7,513	—	10,777	446
Non-residential real estate	9,458	11,530	—	10,410	312
Consumer loans	75	75	—	92	4
Commercial loans	480	584	—	2,244	33

Total	$29,968	32,300	—	34,170	1,339

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
Impaired loans with recorded allowance:	Investment	Balance	Allowance	Investment	Recognized
One-to-four family mortgages	$3,239	3,239	728	3,563	183
Home equity line of credit	291	291	131	399	13
Junior lien	340	340	180	703	16
Multi-family	892	892	26	1,962	15
Construction	186	186	14	1,222	11
Land	2,541	2,541	924	3,261	157
Non-residential real estate	6,760	6,760	1,374	10,833	360
Consumer loans	368	368	80	344	3
Commercial loans	4,675	4,675	623	2,671	27

Total	$19,292	19,292	4,080	24,958	785

Total impaired loans	$49,260	51,592	4,080	59,128	2,124

The average recorded investment in impaired loans for the years ended December 31, 2012, 2011 and 2010 was $79.3 million, $59.1 million and $43.2 million, respectively. Interest income recognized on impaired loans for the years ended December 31, 2012 and December 31, 2011 was $2.8 million and $2.1 million, respectively. The following table provides a detail of the Company’s activity in the allowance for loan loss account allocated by loan type for the year ended December 31, 2012:

				General	Specific	Ending
Year ended	Balance	Charge off	Recovery	Provision	Provision	Balance
December 31, 2012	12/31/2011	2012	2012	2012	2012	12/31/2012
One-to-four family mortgages	$2,640	(379)	81	324	(176)	2,490
Home equity line of credit	408	(67)	6	6	21	374
Junior liens	277	(1)	4	—	(50)	230
Multi-family	1,201	(417)	—	429	(689)	524
Construction	139	—	—	117	—	256
Land	1,332	(1,033)	405	635	845	2,184
Non-residential real estate	3,671	(1,120)	137	1,033	(88)	3,633
Consumer loans	262	(510)	150	404	32	338
Commercial loans	1,332	(157)	12	(171)	(397)	619

	$11,262	(3,684)	795	2,777	(502)	10,648

The following table provides a detail of the Company’s activity in the allowance for loan loss account allocated by loan type for the year ended December 30, 2011:

				General	Specific	Ending
Year ended	Balance	Charge off	Recovery	Provision	Provision	Balance
December 31, 2011	12/31/2010	2011	2011	2011	2011	12/31/2011
One-to-four family mortgages	$1,097	(758)	139	1,687	475	2,640
Home equity line of credit	212	(123)	—	245	74	408
Junior liens	146	(27)	1	79	78	277
Multi-family	2,022	(89)	—	26	(758)	1,201
Construction	657	(353)	—	(91)	(74)	139
Land	865	(308)	30	353	392	1,332
Non-residential real estate	4,025	(2,645)	84	1,114	1,093	3,671
Consumer loans	108	(371)	112	425	(12)	262
Commercial loans	698	(201)	20	305	510	1,332

	$9,830	(4,875)	386	4,143	1,778	11,262

Non-accrual loans totaled $7.7 million and $6.1 million at December 31, 2012, and December 31, 2011, respectively. All non-accrual loans noted below are classified as either substandard or doubtful. Interest income foregone on such loans totaled $271,000 at December 31, 2012, $246,000 at December 31, 2011, and $243,000 at December 31, 2010, respectively. The Company is not committed to lend additional funds to borrowers whose loans have been placed on a non-accrual basis. There were no loans past due more than three months and still accruing interest as of December 31, 2012 and December 31, 2011. For the years ended December 31, 2012, and December 31, 2011, the components of the Company’s balances of non-accrual loans are as follows:

	12/31/2012	12/31/2011
One-to-four family first mortgages	$2,243	2,074
Home equity lines of credit	66	134
Junior liens	4	101
Multi-family	38	—
Construction	—	—
Land	2,768	1,330
Non-residential real estate	1,134	2,231
Farmland	648	—
Consumer loans	145	9
Commercial loans	617	254

Total non-accrual loans	$7,663	6,133

The table below presents past due balances at December 31, 2012, by loan classification allocated between performing and non-performing:

		30 - 89			Impaired Loans
	Currently	Days	Non-accrual	Special	Currently Performing
	Performing	Past Due	Loans	Mention	Substandard	Doubtful	Total
			(Dollars in Thousands)
One-to-four family mortgages	$155,936	1,339	2,243	779	2,038	—	162,335
Home equity line of credit	34,732	5	66	1,109	1,171	—	37,083
Junior liens	3,584	237	4	47	464	—	4,336
Multi-family	27,463	—	38	1,478	4,077	—	33,056
Construction	13,876	176	—	—	4,848	—	18,900
Land	14,237	137	2,768	7,683	21,081	—	45,906
Non-residential real estate	146,150	293	1,782	1,899	19,312	—	169,436
Consumer loans	13,266	74	145	—	401	—	13,886
Commercial loans	43,961	230	617	516	5,225	—	50,549

Total	$453,205	2,491	7,663	13,511	58,617	—	535,487

The table below presents past due balances at December 31, 2011, by loan classification allocated between performing and non-performing:

		30 - 89			Impaired Loans
	Currently	Days	Non-accrual	Special	Currently Performing
	Performing	Past Due	Loans	Mention	Substandard	Doubtful	Total
			(Dollars in Thousands)
One-to-four family mortgages	$153,375	628	2,074	9,163	5,722	230	171,192
Home equity line of credit	36,528	5	134	1,664	134	229	38,694
Junior liens	4,778	312	101	521	497	—	6,209
Multi-family	20,715	—	—	7,073	5,951	—	33,739
Construction	9,943	107	—	213	1,668	—	11,931
Land	17,570	237	1,330	24,714	7,488	999	52,338
Non-residential real estate	142,190	487	2,231	24,782	13,678	117	183,485
Consumer loans	14,399	28	9	268	386	20	15,110
Commercial loans	45,509	506	254	4,003	4,385	16	54,673

Total	$445,007	2,310	6,133	72,401	39,909	1,611	567,371

All loans listed as 30-89 days past due and non-accrual are not performing as agreed. Loans listed as special mention, substandard and doubtful are paying as agreed. However, the customer’s financial statements may indicate weaknesses in their current cash flow, the customer’s industry may be in decline due to current economic conditions, collateral values used to secure the loan may be declining, or the Company may be concerned about the customer’s future business prospects.

Troubled Debt Restructuring

On a periodic basis, the Company may modify the terms of certain loans. In evaluating whether a restructuring constitutes a troubled debt restructuring (TDR), Financial Accounting Standards Board has issued Accounting Standards Update 310 (ASU 310); A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring. In evaluating whether a restructuring constitutes a TDR, the Bank must separately conclude that both of the following exist:

•	The restructuring constitutes a concession

•	The debtor is experiencing financial difficulties

ASU 310 provides the following guidance for the Bank’s evaluation of whether it has granted a concession as follows:

• If a debtor does not otherwise have access to funds at a market interest rate for debt with similar risk characteristics as the restructured debt, the restructured debt would be considered a below market rate, which may indicate that the Company may have granted a concession. In that circumstance, the Company should consider all aspects of the restructuring in determining whether it has granted a concession, the creditor must make a separate assessment about whether the debtor is experiencing financial difficulties to determine whether the restructuring constitutes a TDR.

• A temporary or permanent increase in the interest rate on a loan as a result of a restructuring does not eliminate the possibility of the restructuring from being considered a concession if the new interest rate on the loan is below the market interest rate for loans of similar risk characteristics.

• A restructuring that results in a delay in payment that is insignificant is not a concession. However, the Company must consider a variety of factors in assessing whether a restructuring resulting in a delay in payment is insignificant.

A summary of the Company’s loans classified as Troubled Debt Restructuring (TDR’s) that are reported as performing and non-performing at December 31, 2012 and December 31, 2011 is below:

	2012	2011
Total TDR:
One-to-four family mortgages	$1,888	2,521
Home equity line of credit	—	—
Junior lien	196	857
Multi-family	234	—
Construction	4,112	—
Land	3,424	941
Non-residential real estate	3,173	3,367
Farmland Consumer loans	909 5	— 33
Commercial loans	128	125

	14,069	7,844

Less:
TDR in non-accrual status
One-to-four family mortgages	—	(1,410)
Home equity line of credit	—	—
Junior lien	(100)	(100)
Multi-family	—	—
Construction	—	—
Land	(2,768)	—
Farmland Non-residential real estate	(44 —)	— (1)
Consumer loans	—	(1)
Commercial loans	(119)	(105)

Total performing TDR	$11,038	6,227

The Company originates loans to officers and directors and their affiliates at terms substantially identical to those available to other borrowers. Loans to officers and directors at December 31, 2012 and December 31, 2011, were approximately $8,846,000 and $10,917,000, respectively. At December 31, 2012, funds committed that were undisbursed to officers and directors approximated $1.4 million.

The following summarizes activity of loans to officers and directors and their affiliates for the years ended December 31, 2012, and December 31, 2011:

	2012	2011
Balance at beginning of period	$10,917	11,641
New loans	2,463	2,940
Principal repayments	(4,534)	(3,664)

Balance at end of period	$8,846	$10,917

Premises and Equipment:	12 Months Ended
Dec. 31, 2012
Premises and Equipment: [Abstract]
Premises and Equipment:
(4)	Premises and Equipment:

Components of premises and equipment included in the consolidated balance sheets as of December 31, 2012 and December 31, 2011, consisted of the following:

	2012	2011
Land	$5,560	5,560
Land improvements	558	558
Buildings	20,257	20,206
Furniture and equipment	7,427	6,765

	33,802	33,089
Less accumulated depreciation	11,245	9,658

Premises and equipment, net	$22,557	23,431

Depreciation expense was approximately $1,587,000, $1,569,000 and $1,586,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Intangible Assets:	12 Months Ended
Dec. 31, 2012
Intangible Assets: [Abstract]
Intangible Assets:
(5)	Intangible Assets:

Goodwill is tested for impairment on an annual basis and as events or circumstances change that would more likely than not reduce fair value below its carrying amount. In 2009, the Company determined that its goodwill was other than temporarily impaired, and as a result, the Company determined that goodwill was impaired and charged off $4,989,000 on September 30, 2009.

The amount of other intangible assets and the changes in the carrying amounts of other intangible assets for the years ended December 31, 2012, December 31, 2011 and December 31, 2010:

Core Deposits
Intangible
Balance, December 31, 2009	$1,168
Amortization	(358)

Balance December 31, 2010	810
Amortization	(291)

Balance December 31, 2011	519
Amortization	(227)

Balance, December 31, 2012	$292

The estimated amortization expense for intangible assets for the subsequent years at December 31, 2012, is as follows:

Core
Deposit Intangible
2013	$162
2014	97
2015	33

Total	$292

Deposits:	12 Months Ended
Dec. 31, 2012
Deposits and Advances from Federal Home loan Bank: [Abstract]
Deposit:
(6)	Deposits:

At December 31, 2012, the scheduled maturities of other time deposits were as follows:

Years Ending December 31,
2013	$220,182
2014	78,333
2015	42,661
2016	78,036
2017 2018 and thereafter	17,846 34

$437,092

The amount of other time deposits with a minimum denomination of $100,000 was approximately $222.0 million and $272.5 million at December 31, 2012, and December 31, 2011, respectively. At December 31, 2012, directors, members of senior management and their affiliates had deposits in the Bank of approximately $2.9 million.

Interest expense on deposits for the years ended December 31, 2012, December 31, 2011 and December 31, 2010 is summarized as follows:

	2012	2011	2010
Demand and NOW accounts	$1,180	1,435	1,553
Money market accounts	58	108	113
Savings	71	114	130
Other time deposits	9,262	12,550	15,588

	$10,571	14,207	17,384

The Bank maintains clearing arrangements for its demand, NOW and money market accounts with BBVA Compass Bank. The Bank is required to maintain certain cash reserves in its account to cover average daily clearings. At December 31, 2012, average daily clearings were approximately $6.6 million.

At December 31, 2012, the Company had approximately $469,000 of deposit accounts in overdraft status and thus has been reclassified to loans on the accompanying consolidated balance sheet. At December 31, 2011, the Company had approximately $358,000 of deposit accounts in overdraft status and thus has been reclassified to loans on the accompanying consolidated balance sheet. At December 31, 2012, and December 31, 2011, the Company had deposits classified as brokered deposits totaling $44.5 million and $56.3 million, respectively. At December 31, 2012 and December 31, 2011, the Company had CDARS deposits totaling $2.1 million.

Advances from Federal Home Loan Bank:	12 Months Ended
Dec. 31, 2012
Deposits and Advances from Federal Home loan Bank: [Abstract]
Advances from Federal Home Loan Bank:
(7)	Advances from Federal Home Loan Bank:

Federal Home Loan Bank advances are summarized as follows:

	December 31,
	2012		2011
Types of Advances	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Fixed-rate	$43,741	4.09%	$63,319	3.64%

Scheduled maturities of FHLB advances as of December 31, 2012 are as follows:

Years Ending December 31,	Fixed Rate	Average Cost
2013	$—	—
2014	—	—
2015	—	—
2016	4,000	5.34%
2017	27,000	4.37%
Thereafter	12,741	3.13%

Total	$43,741	4.09%

All FHLB advances maturing in 2017 allow the FHLB of Cincinnati the right to call the borrowing at par. The investment maturing in 2019 requires monthly principal payments based on a ten year amortization with a 5% constant prepayment rate.

The Bank has an approved line of credit of $30.0 million at the FHLB of Cincinnati, which is secured by a blanket agreement to maintain residential first mortgage loans and non-residential real estate loans with a principal value of 125% of the outstanding advances and has a variable interest rate. At December 31, 2012, the Bank could borrow an additional $46.2 million from the FHLB of Cincinnati without pledging additional collateral. The Bank has an $8 million unsecured line of credit with BVA Compass Bank of Birmingham, Alabama. The Company’s overnight lines of credit with both the Federal Home Loan Bank of Cincinnati and Compass Bank had a zero balance at December 31, 2012.

Repurchase Agreements:	12 Months Ended
Dec. 31, 2012
Repurchase Agreements: [Abstract]
Repurchase Agreements:
(8)	Repurchase Agreements:

In 2006, the Company enhanced its cash management product line to include an automated sweep of excess funds from checking accounts to repurchase accounts, allowing interest to be paid on excess funds remaining in checking accounts of business and municipal customers. Repurchase balances are overnight borrowings from customers and are not FDIC insured. In addition, the Company has entered into two long term repurchase agreements with third parties.

At December 31, 2012, the Company provided investment securities with a market value and book value of $44.6 million as collateral for repurchase agreements. The maximum repurchase balances outstanding during the twelve month periods ending December 31, 2012, and December 31, 2011, was $52.5 million and $46.7 million, respectively.

At December 31, 2012, and December 31, 2011, the respective cost and maturities of the Company’s repurchase agreements are as follows:

2012
Third Party	Balance	Average Cost	Maturity	Comments
Deutsch Bank	$10,000	4.28%	9/05/2014	Quarterly callable
Merrill Lynch	6,000	4.36%	9/18/2016	Quarterly callable
Various customers	27,508	1.08%		Overnight

Total	$43,508	2.35%

2011
Third Party	Balance	Average Cost	Maturity	Comments
Deutsch Bank	$10,000	4.28%	9/05/2014	Quarterly callable
Merrill Lynch	6,000	4.36%	9/18/2016	Quarterly callable
Various customers	27,080	0.88%		Overnight

Total	$43,080	2.15%

Fair Value Measurement:	12 Months Ended
Dec. 31, 2012
Fair Value Measurement: [Abstract]
Fair Value Measurement:
(9)	Fair Value Measurement:

In September 2006, FASB issued ASC Topic 820, Fair Value Measurements and Disclosures. ASC 820 establishes a fair value hierarchy which requires an entity to maximize the use of observable input and minimize the use of unobservable inputs when measuring fair value. Although ASC 820 provides for fair value accounting, the Company did not elect the fair value option for any financial instrument not presently required to be accounted for at fair value.

HopFed Bancorp has developed a process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon internally developed models or processes that use primarily market based or based on third party market data, including interest rate yield curves, option volatilities and other third party information. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies, or assumptions, to determine the fair value of certain financials instruments could result in a different estimate of fair value at the reporting date.

ASC 820 establishes a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

•

Level 1 is for assets and liabilities that management has obtained quoted prices (unadjusted for transaction cost) or identical assets or liabilities in active markets that the Company has the ability to access as of the measurement date.

•

Level 2 is for assets and liabilities in which significant unobservable inputs other than Level 1 prices such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•

Level 3 is for assets and liabilities in which significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value of securities available for sale are determined by a matrix pricing, which is a mathematical technique what is widely used in the industry to value debt securities without relying exclusively on quoted prices for the individual securities in the Company’s portfolio but relying on the securities relationship to other benchmark quoted securities. Impaired loans are valued at the net present value of expected payments and considering the fair value of any assigned collateral.

The fair value of bank owned life insurance is determined by reducing the annual stated dividend payments of each insurance company by the annual cost of life insurance provided. The Company has certain liabilities carried at fair value including interest rate swap agreements. The fair value of these liabilities is based on information obtained from a third party bank and is reflected within level 2 of the valuation hierarchy.

Assets and Liabilities Measured on a Recurring Basis

The assets and liabilities measured at fair value on a recurring basis are summarized below:

December 31, 2012 Description	Total carrying value in the consolidated balance sheet at December 31, 2012	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available for sale securities	$356,345	—	354,856	1,489
Bank owned life insurance	9,323	—	9,323	—
Liabilities
Interest rate swap	1,126	—	1,126	—

December 31, 2011 Description	Total carrying value in the consolidated balance sheet at December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available for sale securities	$383,782	—	382,789	993
Bank owned life insurance	9,135	—	9,135	—
Liabilities
Interest rate swap	1,297	—	1,297	—

The assets and liabilities measured at fair value on a non-recurring basis are summarized below:

December 31, 2012 Description	Total carrying value in the consolidated balance sheet at 12/31/2012	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$1,544	—	—	$1,544
Other assets owned	$4	—	—	$4
Impaired loans, net of reserve of $3,841	$62,763	—	—	$62,763

December 31, 2011 Description	Total carrying value in the consolidated balance sheet at December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$2,258	—	—	$2,258
Other assets owned	$9	—	—	$9
Impaired loans, net of reserve of $4,080	$45,180	—	—	$45,180

Change in level 3 fair value measurements

The table below includes a roll-forward of the balance sheet items for the years ended December 31, 2012 and 2011, (including the change in fair value) for assets and liabilities classified by HopFed Bancorp, Inc. within level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since level 3 financial instruments typically include, in addition to the unobservable or level 3 components, observable components (that is components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	Year ended December 31,
	2012		2011
	Other	Other	Other	Other
	Assets	Liabilities	Assets	Liabilities
Fair value, December 31,	$993	—	$1,277	—
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	496	—	(284)	—
Purchases, issuances and settlements, net	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Fair value, December 31,	$1,489	—	$993	—

The estimated fair values of financial instruments were as follows at December 31, 2012:

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$31,563	31,563	$31,563	—	—
Interest-earning deposits	5,613	5,613	5,613	—	—
Securities available for sale	356,345	356,345	—	354,856	1,489
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans receivable	524,985	532,040	—	—	532,040
Accrued interest receivable	5,398	5,398	—	5,398	—
Bank owned life insurance	9,323	9,323	—	9,323	—
Financial liabilities:
Deposits	759,865	756,426	—	756,426	—
Advances from borrowers for taxes and insurance	396	396	—	396	—
Advances from Federal Home Loan Bank	43,741	49,293	—	49,293	—
Repurchase agreements	43,508	44,779	—	44,779	—
Subordinated debentures	10,310	10,092	—	—	10,092
Off-balance-sheet liabilities:					—
Commitments to extend credit	—	—	—	—	—
Commercial letters of credit	—	—	—	—	—
Market value of interest rate swap	1,126	1,126	—	1,126	—

The estimated fair values of financial instruments were as follows at December 31, 2011:

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$44,389	44,389	$44,389	—	—
Interest-earning deposits	4,371	4,371	4,371
Securities available for sale	383,782	383,782	—	382,789	993
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans receivable	556,360	585,734	—	—	585,734
Accrued interest receivable	6,183	6,183	—	6,183	—
Bank owned life insurance	9,135	9,135	—	9,135	—
Financial liabilities:
Deposits	800,095	811,415	—	811,415	—
Advances from borrowers for taxes and insurance	153	153	—	153	—
Advances from Federal Home Loan Bank	63,319	69,206	—	69,206	—
Repurchase agreements	43,080	44,969	—	44,969	—
Subordinated debentures	10,310	10,099	—	—	10,099
Off-balance-sheet liabilities:					—
Commitments to extend credit	—	—	—	—	—
Commercial letters of credit	—	—	—	—	—
Market value of interest rate swap	1,297	1,297	—	1,297	—

Non-Financial Assets and Non-Financial Liabilities:

The Company has no non-financial assets or non-financial liabilities measured at fair value on a recurring basis. Certain non-financial assets measured at fair value on a non-recurring basis include foreclosed assets (upon initial recognition or subsequent impairment), non-financial assets and intangible assets and other non-financial long-lived assets measured at fair value for impairment assessment. Non-financial assets measured at fair value on a non-recurring basis during the reported periods include certain foreclosed assets which, upon initial recognition, were re-measured and reported at fair value through a charge-off to the allowance for loan losses and certain foreclosed assets which, subsequent to their initial recognition, were re-measured at fair value through a write-down included in other non-interest expense. The fair value of a foreclosed asset is estimated using Level 2 inputs based on observable market data or Level 3 inputs based on customized discounting criteria. During the reported periods, all fair value measurements for foreclosed assets utilized Level 2 inputs.

The following table presents foreclosed assets that were re-measured and reported at fair value:

	2012	2011	2010
Beginning balance	$2,267	9,812	1,883
Foreclosed assets measured at initial recognition:
Carrying value of foreclosed assets prior to acquisition	2,634	4,591	15,848
Proceeds from sale of foreclosed assets	(2,738)	(9,590)	(3,897)
Charge-offs recognized in the allowance for loan loss	(349)	(843)	(4,343)
Gains (losses) on REO included in non-interest expense	(266)	(1,703)	321

Fair value	$1,548	2,267	9,812

Subordinated Debentures:	12 Months Ended
Dec. 31, 2012
Subordinated Debentures: [Abstract]
Subordinated Debentures:
(10)	Subordinated Debentures:

On September 25, 2003, the Company formed HopFed Capital Trust I (the Trust). The Trust is a statutory trust formed under the laws of the state of Delaware. In September 2003, the Trust issued variable rate capital securities with an aggregate liquidation amount of $10,000,000 ($1,000 per preferred security) to a third-party investor. The Company then issued floating rate junior subordinated debentures aggregating $10,310,000 to the Trust. The junior subordinated debentures are the sole assets of the Trust. The junior subordinated debentures and the capital securities pay interest and dividends, respectively, on a quarterly basis. The variable interest rate is the three-month LIBOR plus 3.10% adjusted quarterly (3.41% at December 31, 2012). These junior subordinated debentures mature in 2033, at which time the capital securities must be redeemed. The junior subordinated debentures and capital securities became redeemable contemporaneously, in whole or in part, beginning October 8, 2008 at a redemption price of $1,000 per capital security.

The Company has provided a full-irrevocable and unconditional guarantee on a subordinated basis of the obligations of the Trust under the capital securities in the event of the occurrence of an event of default, as defined in such guarantee. Debt issuance cost and underwriting fees of $190,000 were capitalized related to the offering and are fully amortized at December 31, 2012.

Concentrations of Credit Risk:	12 Months Ended
Dec. 31, 2012
Concentrations of Credit Risk: [Abstract]
Concentrations of Credit Risk:
(11)	Concentrations of Credit Risk:

Most of the Bank’s business activity is with customers located within the western part of the Commonwealth of Kentucky and middle and western Tennessee. One-to-four family residential and non residential real estate collateralize the majority of the loans. The Bank requires collateral for the majority of loans.

The distribution of commitments to extend credit approximates the distribution of loans outstanding. The contractual amounts of credit-related financial instruments such as commitments to extend credit and commercial letters of credit represent the amounts of potential accounting loss should the contract be fully drawn upon, the customer default, and the value of any existing collateral become worthless. In October of 2008, the FDIC increased its deposit coverage on all accounts to $250,000. In addition, financial institutions could choose to pay a higher premium to have all non-interest demand deposit balances insured. Compass Bank of Birmingham, Alabama, the Heritage Bank correspondent banker, elected to accept this additional coverage. Therefore, uninsured deposits are limited to those balances transferred to an overnight federal funds account. During 2012 and 2011, Heritage Bank chose not to transfer balances to an overnight federal funds account. Unlimited FDIC insurance on non-interest bearing deposits ended December 31, 2012.

At December 31, 2012, all cash and cash equivalents are deposited with Compass Bank, the Federal Reserve Bank or the Federal Home Loan Bank of Cincinnati (FHLB). Compass Bank is a participant in the FDIC’s TALC program that provided 100% insurance for all funds in non-interest bearing accounts through close of business at December 31, 2012. All funds deposited into Compass Bank were placed in non-interest bearing accounts and are fully insured by the FDIC. All deposits at the FHLB are liabilities of the individual bank and were not federally insured. The FHLB is a government sponsored enterprise (GSE) and has the second highest rating available by all rating agencies. At December 31, 2012, total FHLB deposits were approximately $3.9 million and total deposits at the Federal Reserve were $5.6 million, none of which is insured by the FDIC.

Employee Benefit Plans:	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans: [Abstract]
Employee Benefit Plans:
(12)	Employee Benefit Plans:

Stock Option Plan

The following is a summary of stock options outstanding at December 31, 2012:

Exercise Price	Weighted Average Remaining Life (Years)	Outstanding Options	Options Exercisable
$16.67	1.4	20,808	20,808

The total amount of options outstanding and the exercise price of options were adjusted to reflect a 2% stock dividend paid to stockholders’ of record on September 30, 2010, and October 3, 2011.

On February 24, 1999, the Board of Directors of the Company adopted the HopFed Bancorp, Inc. 1999 Stock Option Plan (Option Plan), which was subsequently approved at the 1999 Annual Meeting of Stockholders. Under the Option Plan, the Option Committee has discretionary authority to grant stock options and stock appreciation rights to such employees, directors and advisory directors, as the committee shall designate. The Option Plan reserved 403,360 shares of common stock for issuance upon the exercise of options or stock appreciation rights. At December 31, 2012, the Company can no longer issue options under this plan. The remaining 20,808 options are fully vested and outstanding until their maturity date.

On May 31, 2000, the Board of Directors of the Company adopted the HopFed Bancorp, Inc. 2000 Stock Option Plan (the “2000 Option Plan”). Under the 2000 Option Plan, the option committee has discretionary authority to grant stock options to such employees as the committee shall designate. The 2000 Option Plan reserves 40,000 shares of common stock for issuance upon the exercise of options. The Company will receive the exercise price for shares of common stock issued to 2000 Option Plan participants upon the exercise of their option. The Board of Directors has granted options to purchase 40,000 shares of common stock under the 2000 Option Plan at an exercise price of $10.00 per share, which was the fair market value on the date of the grant. At December 31, 2012, all options having been granted under the 2000 Option Plan have been exercised.

The following summary represents the activity under the stock option plans:

	Number of Shares	Weighted Average Exercise Price
Options outstanding, December 2009	110,000	$12.61
Granted	—
Exercised	(30,000)	10.00
Forfeited	—	—
Adjusted for 2% stock dividend	1,600	—

Options outstanding, December 2010	81,600	13.32
Granted	—	—
Exercised	—	—
Forfeited	(51,000)	12.10
Adjusted for 2% stock dividend	612	—

Options outstanding, December 2011	31,212	15.06
Granted	—	—

Exercised	—	—

Forfeited	(10,404)	11.85

Options outstanding, December 2012	20,808	$16.67

Stock options vest and become exercisable annually over a four-year period from the date of the grant. All options are fully vested.

The fair value at the grant date of the vested options outstanding at December 31, 2012, is $91,000 for options issued under the 1999 plan.

At December 31, 2012, the strike price for all outstanding options exceeds the current trading price of the Company’s stock.

2004 HopFed Bancorp Long Term Incentive Plan

On February 18, 2004, the Board of Directors of the Company adopted the HopFed Bancorp, Inc. 2004 Long Term Incentive Plan (the Plan), which was subsequently approved at the 2004 Annual Meeting of Stockholders. Under the Plan, the Compensation Committee has discretionary authority to grant up to 200,000 shares in the form of restricted stock grants, options, and stock appreciation rights to such employees, directors and advisory directors as the committee shall designate. The grants vest in equal installments over a four-year period. Grants may vest immediately upon specific events, including a change of control of the Company, death or disability of award recipient, and termination of employment of the recipient by the Company without cause.

Awards are recognized as an expense to the Company in accordance with the vesting schedule. Awards in which the vesting is accelerated must be recognized as an expense immediately. Awards are valued at the closing stock price on the day the award is granted. For the year ended December 31, 2012, the Compensation Committee granted 10,392 shares of restricted stock with a market value of $73,800. For the year ended December 31, 2011, the Compensation Committee granted 10,972 shares of restricted stock with a market value of $87,000. For the year ended December 31, 2010, the Compensation Committee granted a total of 9,571 shares with a market value of $92,600. The Company recognized $99,000, $118,000, and $134,000 in compensation expense in 2012, 2011 and 2010, respectively.

The remaining compensation expense to be recognized at December 31, 2012 is as follows:

Year Ending December 31,	Approximate Future Compensation Expense
(Dollars in thousands)
2013	$74
2014	50
2015	28
2016	8

The Compensation Committee may make additional awards of restricted stock, thereby increasing the future expense related to this plan. The early vesting of restricted stock awards due to factors outlined in the award agreement may accelerate future compensation expenses related to the plan. However, the total amount of future compensation expense would not change as a result of an accelerated vesting of shares. At December 31, 2012, the Company has 107,565 restricted shares available from the HopFed Bancorp, Inc. 2004 Long Term Incentive Plan that may be awarded.

401(K) Plan

The Company has a 401(k) retirement program that is available to all employees who meet minimum eligibility requirements. Participants may generally contribute up to 15% of earnings, and in addition, management will match employee contributions up to 4%. In addition, the Company has chosen to provide all eligible employees an additional 4% of compensation without regards to the amount of the employee contribution. Expense related to Company contributions amounted to $627,000, $532,000, and $611,000 in 2012, 2011 and 2010, respectively. The reduction in expense related to the 401K program in 2012 and 2011 was the offset of approximately $59,000 and $100,000, respectively, in Company contributions forfeited by employees who are no longer employed at the bank and have not met the full vesting requirements of the plan.

Deferred Compensation Plan

During the third quarter of 2002, the Company purchased assets and assumed the liabilities relating to a nonqualified deferred compensation plan for certain employees of the Fulton division. The Company owns single premium life insurance policies on the life of each participant and is the beneficiary of the policy value. When a participant retires, the benefits accrued for each participant will be distributed to the participant in equal installments for 15 years. The expense recognized by the Company for 2010 amounted to $19,000. The plan is now fully funded and no additional expenses will be recognized. The Deferred Compensation Plan also provides the participant with life insurance coverage, which is a percentage of the net death proceeds for the policy, if any, applicable to the participant. The original face value of all deferred compensation contracts was approximately $668,000. At December 31, 2012, the accrued value of all deferred compensation contacts is approximately $348,000. The Company is currently making cash remittances of approximately $29,000 per year on deferred compensation contracts.

Income Taxes:	12 Months Ended
Dec. 31, 2012
Income Tax: [Abstract]
Income Taxes:
(13)	Income Taxes:

The provision for income tax expense (benefit) for the years ended December 31, 2012, 2011 and 2010 consisted of the following:

	2012	2011	2010
Current
Federal	$210	1,011	2,613
State	120	110	210

	330	1,121	2,823

Deferred
Federal	487	(637)	(210)
State	—	—	—

	487	(637)	(210)

	$817	484	2,613

Total income tax expense for the years ended December 31, 2012, 2011, and 2010 differed from the amounts computed by applying the federal income tax rate of 34 percent to income before income taxes as follows:

	2012	2011	2010
Expected federal income tax expense at statutory tax rate	$1,661	1,157	3,104
Effect of nontaxable interest income	(575)	(547)	(695)
Effect of nontaxable bank owned life insurance income	(136)	(107)	(117)
Effect of QSCAB credit	(220)	(220)	—
State taxes on income, net of federal benefit	79	73	139
Other tax credits	(64)	—	—
Non deductible expenses	72	128	182

Total income tax expense	$817	484	2,613

Effective rate	16.7%	14.2%	28.6%

The components of deferred taxes as of December 31, 2012, and December 31, 2011, are summarized as follows:

	2012	2011
Deferred tax assets:
Allowance for loan loss	$3,620	$3,829
Accrued expenses	297	679
Intangible amortization	1,365	1,534
AMT credit	110	—
Other real estate owned	34	—

	5,426	6,042

Deferred tax liabilities:
FHLB stock dividends	(787)	(787)
Unrealized gain on securities available for sale	(5,007)	(3,794)
Depreciation and amortization	(200)	(244)
Unearned loan cost and fees, net	—	(85)

	(5,994)	(4,910)

Net deferred tax asset (liability)	($568)	$1,132

The Small Business Protection Act of 1996, among other things, repealed the tax bad debt reserve method for thrifts effective for taxable years beginning after December 31, 1995. Thrifts may now only use the same tax bad debt reserve method that is allowed for commercial banks. Thrifts with assets greater than $500 million can no longer use the reserve method and may only deduct loan losses as they actually arise (i.e., the specific charge-off method).

The portion of a thrift’s tax bad debt reserve that is not recaptured (generally pre-1988 bad debt reserves) under the 1996 law is only subject to recapture at a later date under certain circumstances. These include stock repurchase redemptions by the thrift or if the thrift converts to a type of institution (such as a credit union) that is not considered a bank for tax purposes. However, no further recapture would be required if the thrift converted to a commercial bank charter or was acquired by a bank. The Bank does not anticipate engaging in any transactions at this time that would require the recapture of its remaining tax bad debt reserves. Therefore, retained earnings at December 31, 2012 and 2011 includes approximately $4,027,000 which represents such bad debt deductions for which no deferred income taxes have been provided.

No valuation allowance for deferred tax assets was recorded at December 31, 2012 and 2011 as management believes it is more likely than not that all of the deferred tax assets will be realized because they were supported by recoverable taxes paid in prior years. There were not unrecognized tax benefits during any of the reported periods. The Corporation files income tax returns in the U.S. federal jurisdiction. The Company is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2009.

Real Estate and Other Assets Owned:	12 Months Ended
Dec. 31, 2012
Real Estate and Other Assets Owned: [Abstract]
Real Estate and Other Assets Owned:
(14)	Real Estate and Other Assets Owned:

The Company’s real estate and other assets owned balances at December 31, 2012, and December 31, 2011, represent properties and personal collateral acquired by the Bank through customer loan defaults. The property is recorded at the lower of cost or fair value less estimated cost of to sell at the date acquired with any loss recognized as a charge off through the allowance for loan loss account. Additional real estate and other asset losses may be determined on individual properties at specific intervals or at the time of disposal. Additional losses are recognized as a non-interest expense. For the years ended December 31, 2012, and December 31, 2011, the composition of the Company’s balance in both real estate and other assets owned are as follows:

	December 31,
	2012	2011
One-to-four family mortgages	$258	480
Multi-family	—	905
Construction	130	465
Land	1,112	248
Non-residential real estate	44	160
Consumer assets owned by bank	4	9

Total other assets owned	$1,548	2,267

Commitments and Contingencies:	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies: [Abstract]
Commitments and Contingencies:
(15)	Commitments and Contingencies:

In the ordinary course of business, the Bank has various outstanding commitments and contingent liabilities that are not reflected in the accompanying consolidated financial statements.

The Bank had open loan commitments at December 31, 2012 and 2011 of approximately $27.3 million and $23.4 million, respectively. At December 31, 2012 and 2011, the Bank had no fixed rate loan commitments. Unused lines of credit were approximately $60.8 million and $62.9 million at December 31, 2012 and 2011, respectively.

The Company and the Bank have agreed to enter into employment agreements with certain officers, which provide certain benefits in the event of their termination following a change in control of the Company or the Bank. The employment agreements provide for an initial term of three years. On each anniversary of the commencement date of the employment agreements, the term of each agreement may be extended for an additional year at the discretion of the Board. In the event of a change in control of the Company or the Bank, as defined in the agreement, the officers shall be paid an amount equal to two times the officer’s base salary as defined in the employment agreement.

The Company and the Bank have entered into commitments to rent facilities and lease operating equipment that are non-cancelable. At December 31, 2012, future minimal lease and rental commitments were as follows:

Years Ending December 31,	Amount
2013	$200,122
2014	197,104
2015	179,461
2016	153,996
2017	153,996

Total	$884,679

The Company incurred rental expenses of approximately $61,000, $55,000 and $62,000 for the years ended December 31, 2012, 2011, and 2010, respectively.

In the normal course of business, the Bank and Company have entered into operating contracts necessary to conduct the Company’s daily business. The most significant operating contract is for the Bank’s data processing services. The monthly cost associated with this contract is variable based on the number of accounts and usage but averages approximately $197,000 per month. The Bank has three outstanding ATM branding agreements with local convenience stores. These agreements allow the Bank to maintain a cash machine and signage in various locations for an annual cost of approximately $128,000.

The Company is partially self-insured for medical benefits provided to employees. Heritage Bank is named as the plan administrator for this plan and has retained Blue Cross Blue Shield of Kentucky to process claims and handle other duties of the plan. Blue Cross Blue Shield does not assume any liabilities as a third party administrator. Heritage Bank purchased two stop-loss insurance policies to limit total medical claims from Blue Cross Blue Shield of Kentucky. The first specific stop-loss policy limits the Company’s cost in any one year to $75,000 per covered individual. The Company has purchased a second stop-loss policy that limits the aggregate claims for the Company in a given year at $1,651,964 based upon the Company’s current enrollment. The Company has established a liability for outstanding claims as well as incurred but unreported claims. While management uses what it believes are pertinent factors in estimating the plan liability, the actual liability is subject to change based upon unexpected claims experience and fluctuations in enrollment during the plan year. At December 31, 2012, and December 31, 2011, the Company recognized a liability for self-insured medical expenses of approximately $438,000 and $506,000, respectively.

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, standby letters of credit, and financial guarantees. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated balance sheets. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit and financial guarantees written is represented by the contractual notional amount of those instruments. The Company uses the same credit policies in making these commitments and conditional obligations as it does for on-balance-sheet instruments.

	December 31,
	2012	2011
Commitments to extend credit	$27,294	23,422
Standby letters of credit	1,211	1,459
Unused commercial lines of credit	31,597	32,329
Unused home equity lines of credit	29,188	30,536

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the counter-party. Collateral held varies but may include property, plant, and equipment and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing, and similar transactions. Most guarantees extend from one to two years. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

The Company is subject to various claims and legal actions that have arisen in the course of conducting business. Management does not expect the ultimate disposition of these matters to have a material adverse impact on the Company’s financial statements.

Regulatory Matters:	12 Months Ended
Dec. 31, 2012
Regulatory Matters: [Abstract]
Regulatory Matters:
(16)	Regulatory Matters:

The Corporation is a unitary thrift holding company and, as such, is subject to regulation, examination and supervision by the Federal Reserve Bank. The Corporation’s wholly owned bank subsidiary is a federally chartered savings and loan supervised by the Office of the Comptroller of the Currency (OCC). Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s and the Bank’s financial statements.

Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of tangible and core capital (as defined in the regulations) to adjusted total assets (as defined), and of total capital (as defined) and Tier 1 to risk weighted assets (as defined). Management believes, as of December 31, 2012, and 2011, that the Bank meets all capital adequacy requirements to which it is subject.

On April 30, 2010, the Corporation and the Bank, and the Office of Thrift Supervision (OTS), since merged into the OCC, signed a Memorandum of Understanding and Agreement. Included in the agreement was a requirement that the Bank maintain a Core Capital to adjusted total assets ratio of no less than 8.00% and a Total Risk Based Capital to Risk Weighted Assets ratio of no less than 12.00%. If the Bank did not meet these guidelines, the Bank would have to make a capital distribution request to the OTS (now OCC) prior to the payment of preferred stock dividends or interest payments to HopFed Capital Trust 1. In October 2012, the OCC terminated the Bank’s MOU. In November 2012, the Federal Reserve terminated the Corporation’s MOU.

The Company’s and the Bank’s actual capital amounts and ratios as of December 31, 2012, and December 31, 2011, are presented below:

							Required to be Categorized as Well Capitalized Under
	Company Actual		Bank Actual		Required for Capital Adequacy Purposes		Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Tangible capital to adjusted total assets	$104,984	10.9%	$102,375	10.6%	$14,463	1.50%	N/A	N/A
Core capital to adjusted total assets	$104,984	10.9%	$102,375	10.6%	$38,569	4.00%	$48,202	5.00%
Total capital to risk weighted assets	$112,204	19.4%	$109,602	19.1%	$45,981	8.00%	$57,458	10.00%
Tier 1 capital to risk weighted assets	$104,984	18.2%	$102,375	17.8%	N/A	N/A	$37,548	6.00%
As of December 31, 2011
Tangible capital to adjusted total assets	$120,908	11.7%	$103,173	10.2%	$15,205	1.50%	N/A	N/A
Core capital to adjusted total assets	$120,908	11.7%	$103,173	10.2%	$40,545	4.00%	$50,682	5.00%
Total capital to risk weighted assets	$128,089	20.3%	$110,355	17.6%	$50,064	8.00%	$62,580	10.00%
Tier 1 capital to risk weighted assets	$120,908	19.1%	$103,172	16.5%	N/A	N/A	$37,548	6.00%

Stockholders' Equity:	12 Months Ended
Dec. 31, 2012
Stockholders' Equity: [Abstract]
Stockholders' Equity:
(17)	Stockholders’ Equity:

The Company’s sources of income and funds for dividends to its stockholders are earnings on its investments and dividends from the Bank. The Bank’s primary regulator, the OCC, has regulations that impose certain restrictions on payment of dividends to the Corporation. Current regulations of the OCC allow the Bank (based upon its current capital level and supervisory status assigned by the OCC) to pay a dividend as long as the Bank subsidiary maintains an appropriate Tier 1 Capital ratio. Given the prospects for the approval of Basel III, the Company anticipates that in practice it will need to maintain a Tier 1 Capital ratio of 8.50% at its bank subsidiary to continue to pay dividends to common shareholders.

Federal Reserve regulations also place restrictions after the conversion on the Company with respect to repurchases of its common stock. With prior notice to the Federal Reserve, the Company is allowed to repurchase its outstanding shares. In August 2006, under the supervision of the OTS, the Company announced that it replaced a previously announced stock buyback plan with a new plan to purchase up to 125,000 shares of common stock over the next two years. Under the plan that expired September 30, 2008, the Company purchased 106,647 shares of common stock at an average price of $15.36 per share. The Company reissued 112,639 shares of Treasury Stock as part of the stock offering discussed below. At December 31, 2012, the Company holds 402,916 shares of treasury stock at an average price of $12.60 per share.

On December 12, 2008, HopFed Bancorp issued 18,400 shares of preferred stock to the United States Treasury (Treasury) for $18,400,000 pursuant to the Capital Purchase Program. The Company issued a Warrant to the Treasury as a condition to its participation in the Capital Purchase Program. The Warrant had an exercise price of $11.32 each and was immediately exercisable, giving the Treasury the right to purchase 243,816 shares of the Company’s Common Stock. The warrants expired ten years from the date of issuance. The Preferred Stock has no stated maturity and was non-voting, other than having class voting rights on certain matters, and pays cumulative dividends quarterly at a rate of 5% per year for the first five years and 9% thereafter. As a result of a 2% stock dividend paid to shareholders of record at September 30, 2010, total warrants issued was adjusted to 248,692 and the warrant strike price was adjusted to $11.098. As a result of a 2% stock dividend paid to shareholders of record at October 3, 2011, total warrants issued was adjusted to 253,667 and the warrant strike price was adjusted to $10.88.

On December 19, 2012, HopFed Bancorp repurchased the 18,400 shares of Preferred Stock previously sold to the Treasury at par plus accrued dividends. The repurchase was accomplished with the assistance of a $6.0 million dividend paid to the Company from its Bank subsidiary.

In June and July of 2010, the Company sold a total of 3,583,334 shares of common stock in a public offering with net proceeds of $30.4 million. In June 2010, the Company invested $10.0 million into the Bank.

On September 16, 2010, and September 21, 2011, respectively, the Company declared a 2% stock dividend payable to shareholders of record on September 30, 2010 and October 3, 2011. The stock dividend was paid on October 18, 2010, and October 18, 2011, resulting in the issuance of 143,458 shares of common stock in October of 2010 and 146,485 shares of common stock in October 2011. As discussed earlier, both the price and amount of all outstanding options and common stock warrants were adjusted accordingly.

Based on the binomial method, the common stock warrants have been assigned a value of $2.28 per warrant, or $555,900. As a result, the value of the warrants has been recorded as a discount on the preferred stock and will be accreted as a reduction in net income available for common shareholders over the next five years at $111,180 per year. In 2012, the Company accelerated the last year of our warrant accretion, recognizing $222,360 of accretion, due to the repurchase of all preferred stock from the Treasury and our stated plans to attempt to repurchase the warrant. For the purposes of these calculations, the fair value of the common stock warrants was estimated using the following assumptions:

• Risk free rate	2.60%
• Expected life of warrants	10 years
• Expected dividend yield	3.50%
• Expected volatility	26.5%
• Weighted average fair value	$2.28

The Company’s computation of expected volatility is based on the weekly historical volatility. The risk free rate was the approximate rate of the ten year treasury at the end of November 2008.

By participating in the Capital Purchase Program, the Company agreed to not increase its dividend paid to common shareholders for a period of three years without prior approval of the United States Treasury. If the Company failed to make all dividend payments due to preferred shareholders, the Company was prohibited from paying any dividend to common shareholders. In addition, the United States Treasury placed certain restrictions on the amount and type of compensation that can be paid to certain senior level executives of the Company. The Company has paid all interest payments due on HopFed Capital Trust 1. If interest payments to HopFed Capital Trust 1 are not made in a timely manner, the Company is prohibited from making cash dividend payments to its common shareholders.

Earnings Per Share:	12 Months Ended
Dec. 31, 2012
Earnings Per Share: [Abstract]
Earnings Per Share:
(18)	Earnings Per Share:

Earnings per share of common stock are based on the weighted average number of basic shares and dilutive shares outstanding during the year. Common stock warrants outstanding are not included in the dilutive earnings per share computations because they would be anti-dilutive. Earnings per share numbers in 2010 were adjusted to reflect a 2% stock dividend paid in 2010 and 2011.

The following is a reconciliation of weighted average common shares for the basic and dilutive earnings per share computations:

	Years Ended December 31,
	2012	2011	2010
Basic earnings per share:
Weighted average common shares	7,486,445	7,460,294	5,620,093
Adjustment for stock dividend	—	—	112,402

Weighted average common shares	7,486,445	7,460,294	5,732,495
Dilutive effect of stock options	—	—	—
Adjustment for stock dividend	—	—	—

Weighted average common and incremental shares	7,486,445	7,460,294	5,732,495

Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entities [Abstract]
Variable Interest Entities

(19) Variable Interest Entities

Under ASC 810, the Company is deemed to be the primary beneficiary and required to consolidate a variable interest entity (VIE) if it has a variable interest in the VIE that provides it with a controlling financial interest. For such purposes, the determination of whether a controlling financial interest exists is based on whether a single party has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. ASC 810 requires continual reconsideration of conclusions reached regarding which interest holder is a VIE’s primary beneficiary and disclosures surrounding those VIE’s which have not been consolidated. The consolidation methodology provided in this footnote as of December 31, 2012 and 2011 has been prepared in accordance with ASC 810. At December 31, 2012, the Company did not have any consolidated variable interest entities to disclose but did have a commitment to a low income housing partnership and issued trust preferred securities.

The Company has made a $1.5 million commitment as a limited partner to the Housing Equity Fund of Kentucky II, L.L.C. Furthermore, the Company has committed $480,000 as a limited partner to a low income housing project in Bowling Green, Kentucky named Fort Webb, LLLP.

Condensed Parent Company Only Financial Statements:	12 Months Ended
Dec. 31, 2012
Condensed Parent Company Only Financial Statements: [Abstract]
Condensed Parent Company Only Financial Statements:
(20)	Condensed Parent Company Only Financial Statements:

The following condensed balance sheets as of December 31, 2012, and December 31, 2011 and condensed statements of income and cash flows for the years ended December 31, 2012, 2011 and 2010 of the parent company only should be read in conjunction with the consolidated financial statements and the notes thereto.

Condensed Balance Sheets:

	2012		2011
Assets:
Cash and due from banks	$2,863		17,602
Investment in subsidiary	113,131		111,912
Prepaid expenses and other assets	707		841

Total assets	$116,701		130,355

Liabilities and equity
Liabilities
Unrealized loss on derivative	$1,126		1,297
Dividends payable - common	180		176
Interest payable	86		89
Subordinated debentures	10,310		10,310

Total liabilities	11,702		11,872

Equity:
Preferred stock	—		—
Common stock	79		79
Common stock warrants	556		556
Additional paid-in capital	76,288		75,967
Retained earnings	41,829		39,591
Treasury stock - preferred stock Treasury stock- common stock	(18,400 (5,076	) )	— (5,076)
Accumulated other comprehensive income	9,723		7,366

Total equity	104,999		118,483

Total liabilities and equity	$116,701		130,355

Condensed Statements of Income:

	2012	2011	2010
Interest and dividend income:
Dividend income	$6,000	—	750
Income on agency securities	56	—	—

Total interest and dividend income	6,056	—	750

Interest expense	745	742	739
Non-interest expenses	584	423	448

Total expenses	1,329	1,165	1,187

Income (loss) before income taxes and equity in undistributed earnings of subsidiary	4,727	(1,165)	(437)
Income tax benefits	(367)	(316)	(342)

Income (loss) before equity in undistributed earnings of subsidiary	5,094	(849)	(95)
Equity in undistributed earnings of subsidiary	(1,025)	3,769	6,611

Net income	4,069	2,920	6,516
Preferred stock dividend and warrant accretion	(1,229)	(1,031)	(1,031)

Income available to common shareholders	$2,840	1,889	5,485

Condensed Statement of Cash Flows:

	2012	2011	2010
Cash flows from operating activities
Net income	$4,069	2,920	6,516
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in undistributed earnings of subsidiary	1,025	(3,769)	(6,611)
Amortization of restricted stock	99	118	134
Increase (decrease) in:
Current income taxes payable	74	—	358
Accrued expenses	3	438	18

Net cash (used in) provided by operating activities:	5,270	(293)	415

Cash flows for investing activities:
Investment in subsidiary	—	—	(10,000)
Net cash used in investing activities	—	—	(10,000)

Cash flows from financing activities:
Proceeds from sale of treasury stock	—	—	1,419
Proceeds from sale of common stock	—	—	28,952
Purchase of preferred stock - treasury	(18,400)	—	—
Dividends paid on preferred stock	(1,007)	(920)	(920)
Dividends paid on common stock	(602)	(1,909)	(2,272)

Net cash (used in) provided by financing activities	(20,009)	(2,829)	27,179

Net increase (decrease) in cash	(14,739)	(3,122)	17,594
Cash and due from banks at beginning of year	17,602	20,724	3,130

Cash and due from banks at end of year	$2,863	17,602	20,724

Investments in Affiliated Companies (Unaudited):	12 Months Ended
Dec. 31, 2012
Investments in Affiliated Companies: [Abstract]
Investments in Affiliated Companies (Unaudited):
(21)	Investments in Affiliated Companies (Unaudited):

Investments in affiliated companies accounted for under the equity method consist of 100% of the common stock of HopFed Capital Trust I (the Trust), a wholly owned statutory business trust. The Trust was formed on September 25, 2003. Summary financial information for the HopFed Capital Trust 1 is as follows:

Summary Balance Sheets

	December. 31, 2012	December. 31, 2011
Asset – investment in subordinated debentures issued by HopFed Bancorp, Inc.	$10,310	10,310

Liabilities	$—	—
Stockholders’ equity:
Trust preferred securities	10,000	10,000
Common stock (100% owned by HopFed Bancorp, Inc.)	310	310

Total stockholder’s equity	10,310	10,310

Total liabilities and stockholder’s equity	$10,310	10,310

Summary Statements of Income

	Years Ended December. 31,
	2012	2011
Income – interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$372	367

Net income	$372	367

Summary Statements of Stockholder’s Equity

	Trust Preferred Securities	Common Stock	Retained Earnings	Total Stockholder’s Equity
Beginning balances, January 1, 2012	$10,000	310	—	10,310
Retained earnings:
Net income	—	—	372	372
Dividends:
Trust preferred securities	—	—	(361)	(361)
Common dividends paid to HopFed Bancorp, Inc.	—	—	(11)	(11)

Total retained earnings	—	—	—	—

Ending balances, December 31, 2012	$10,000	310	—	10,310

Quarterly Results of Operations: (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations: [Abstract]
Quarterly Results of Operations: (Unaudited)

(22) Quarterly Results of Operations: (Unaudited)

Summarized unaudited quarterly operating results for the year ended December 31, 2012:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2012:
Interest and dividend income	$10,759	10,400	9,996	9,685
Interest expense	3,892	3,738	4,078	3,169

Net interest income	6,867	6,662	5,918	6,516
Provision for loan losses	869	400	506	500

Net interest income after provision for loan losses	5,998	6,262	5,412	6,016
Noninterest income	1,917	2,639	2,897	2,186
Noninterest expense	7,099	7,439	6,971	6,932

Income before income taxes	816	1,462	1,338	1,270
Income taxes	89	300	263	165

Net income	$727	1,162	1,075	1,105

Net income available to common shareholders	470	903	819	648

Basic earnings per share	$0.06	0.12	0.11	0.09

Diluted earnings per share	$0.06	0.12	0.11	0.09

Weighted average shares outstanding:
Basic	7,484,475	7,485,283	7,487,283	7,487,726

Diluted	7,484,475	7,485,283	7,487,283	7,487,726

Summarized unaudited quarterly operating results for the year ended December 31, 2011:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
December 31, 2011:
Interest and dividend income	$11,787	11,766	11,450	11,237
Interest expense	4,989	4,763	4,592	4,071

Net interest income	6,798	7,003	6,858	7,166
Provision for loan losses	4,518	452	475	476

Net interest income after provision for loan losses	2,280	6,551	6,383	6,690
Noninterest income	2,365	2,118	3,281	2,429
Noninterest expense	7,449	7,436	7,127	6,681

Income (loss) before income taxes	(2,804)	1,233	2,537	2,438
Income taxes expense (benefit)	(960)	426	909	109

Net income (loss)	($1,844)	807	1,628	2,329

Net income (loss) available to (attributable to) common shareholders	($2,098)	550	1,368	2,069

Basic earnings (loss) per share	($0.28)	0.07	0.18	0.28

Diluted earnings (loss) per share	($0.28)	0.07	0.18	0.28

Weighted average shares outstanding:
Basic	7,465,077	7,467,438	7,481,448	7,484,420

Diluted	7,465,077	7,467,438	7,481,448	7,484,420

Comprehensive Income:	12 Months Ended
Dec. 31, 2012
Comprehensive Income: [Abstract]
Comprehensive Income:
(23)	Comprehensive Income:

FASB ASC 220, Comprehensive Income, established standards for reporting comprehensive income. Comprehensive income includes net income and other comprehensive net income which is defined as non-owner related transactions in equity. The following table sets forth the amounts of other comprehensive income included in stockholders’ equity along with the related tax effect for the years ended December 31, 2012, 2011 and 2010.

	Pre-Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
December 31, 2012:
Unrealized holding gains on:
Available for sale securities	$5,071	(1,723)	3,348
Derivatives	171	(58)	113
Reclassification adjustments for gains on:
Available for sale securities	(1,671)	567	(1,104)

	$3,571	(1,214)	2,357

December 31, 2011:
Unrealized holding gains on:
Available for sale securities	$12,792	(4,349)	8,443
Derivatives	(209)	71	(138)
Reclassification adjustments for gains on:
Available for sale securities	(2,897)	985	(1,912)

	$9,686	(3,293)	6,393

December 31, 2010:
Unrealized holding gains on:
Available for sale securities	$653	(222)	431
Derivatives	(444)	151	(293)
Reclassification adjustments for gains on:
Available for sale securities	(3,504)	1,191	(2,313)

	($3,295)	1,120	(2,175)

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
(24)	Subsequent Events

As part of the Company’s participation in the Treasury’s Capital Purchase Program, we issued a Warrant to the Treasury on December 12, 2008. The Warrant allowed the holder to purchase 243,816 shares of the Company’s common stock at $11.32 per share. The Warrant was immediately exercisable and had a ten year maturity. The total number of shares and strike price of the Warrant were adjusted to 253,667 shares at $10.88 as a result of 2% stock dividends paid in 2010 and 2011. On January 16, 2013, the Company repurchased the Warrant from the Treasury for $256,257.

On February 12, 2013, the Company announced the acquisition of Sumner Bank & Trust (“Sumner”) in Gallatin, Tennessee for approximately $14.3 million in cash, or $10.04 per share. At December 31, 2012, Sumner had assets of $184.0 million, deposits of $157.6 million and loans outstanding of $121.6 million. Sumner has two full service banking locations in Gallatin, Tennessee and one full service location in Hendersonville, Tennessee. Sumner has three loan production offices in the Tennessee communities of Franklin and Lebanon in middle Tennessee and Jackson in west Tennessee. The acquisition of Sumner will provide us with greater access to the Nashville, Tennessee market as well as an entry into the west Tennessee market. The Sumner acquisition is subject to approval by shareholders of Sumner Bank and Trust and regulatory approval and is expected to close in the third quarter of 2013.

Summary of Significant Accounting Policies: (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies: [Abstract]
Nature of Operations and Customer Concentration

Nature of Operations and Customer Concentration

HopFed Bancorp, Inc. (the Corporation) is a bank holding company incorporated in the state of Delaware. The Company’s principal business activities are conducted through it’s wholly-owned subsidiary, Heritage Bank (the Bank), which is a federally chartered savings bank engaged in the business of accepting deposits and providing mortgage, consumer, construction and commercial loans to the general public through its retail banking offices. The Bank’s business activities are primarily limited to western Kentucky and middle and western Tennessee. The Bank is subject to competition from other financial institutions. Deposits at the Bank are insured up to the applicable limits by the Federal Deposit Insurance Corporation (FDIC).

As part of the enactment of the Dodd-Frank Financial Reform Act of 2010, the Corporation and Bank’s former regulator, the Office of Thrift Supervision, was eliminated on July 21, 2011. The Bank is currently subject to comprehensive regulation, examination and supervision by the Office of Comptroller of the Currency (OCC) and the FDIC. Supervision of the Corporation is conducted by the Federal Reserve.

A substantial portion of the Bank’s loans are secured by real estate in the western Kentucky and middle and west Tennessee markets. In addition, foreclosed real estate is located in this same market. Accordingly, the ultimate ability to collect on a substantial portion of the Bank’s loan portfolio and the recovery of a substantial portion of the carrying amount of foreclosed real estate is susceptible to changes in local market conditions.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation, the Bank and its wholly-owned subsidiary Fall & Fall Insurance (collectively the Company) for all periods. Significant inter-company balances and transactions have been eliminated in consolidation.

Accounting

Accounting

The accounting and reporting policies of the Company are in accordance with accounting principles generally accepted in the United States of America and conform to general practices in the banking industry.

The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity (VIE) under accounting principles generally accepted in the United States. Voting interest entities are entities which the total equity investment is a risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decision about the entity’s activities. The Company consolidates voting interest entities in which it has all, or at least a majority of, the voting interest. As defined in applicable accounting standards, VIE’s are entities in which it has all, or at least a majority of, the voting interest. A controlling financial interest in a VIE is present when an enterprise has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The subsidiary Fort Webb LLC is a VIE for which the Company is not the primary beneficiary. Accordingly, its accounts are not included in the Company’s consolidated financial statements.

Estimates

Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated balance sheets and revenues and expenses for each year. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowances for loan losses and foreclosed real estate, management obtains independent appraisals for significant properties.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are defined as cash on hand, amounts due on demand from commercial banks, interest-earning deposits in other financial institutions and federal funds sold with maturities of three months or less.

Securities

Securities

The Company reports debt, readily-marketable equity, mortgage-backed and mortgage related securities in one of the following categories: (i) “trading” (held for current resale) which are to be reported at fair value, with unrealized gains and losses included in earnings; and (ii) “available for sale” (all other debt, equity, mortgage-backed and mortgage related securities) which are to be reported at fair value, with unrealized gains and losses reported net of tax as a separate component of stockholders’ equity. At the time of new security purchases, a determination is made as to the appropriate classification. Realized and unrealized gains and losses on trading securities are included in net income. Unrealized gains and losses on securities available for sale are recognized as direct increases or decreases in stockholders’ equity, net of any tax effect. Cost of securities sold is recognized using the specific identification method.

Interest income on securities is recognized as earned. The Company purchases many agency bonds at either a premium or discount to its par value. Premiums and discounts on agency bonds are amortized using the net interest method. For callable bonds purchased at a premium, the premium is amortized to the first call date. If the bond is not called on that date, the premium is fully amortized and the Company recognizes an increase in the net yield of the investment. The Company has determined that callable bonds purchased at a premium have a high likelihood of being called, and the decision to amortize premiums to their first call is a more conservative method of recognizing income and any variance from amortizing to contractual maturity is not material to the consolidated financial statements. For agency bonds purchased at a discount, the discount is accreted to the final maturity date. For callable bonds purchased at discount and called before maturity, the Company recognizes a gain on the sale of securities. The Company amortizes premiums and accretes discounts on mortgage back securities and collateralized mortgage obligations based on the securities three month average prepayment speed.

Other Than Temporary Impairment

Other Than Temporary Impairment

A decline in the fair value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in the carrying amount to fair value. To determine whether impairment is other-than-temporary, management considers whether the entity expects to recover the entire amortized cost basis of the security by reviewing the present value of the future cash flows associated with the security. The shortfall of the present value of the cash flows expected to be collected in relation to the amortized cost basis is referred to as a credit loss. If a credit loss is identified, management then considers whether it is more-likely-than-not that the Company will be required to sell the security prior to recovery. If management concludes that it is not more-likely-than-not that it will be required to sell the security, then the security is not other-than-temporarily impaired and the shortfall is recorded as a component of equity. If the security is determined to be other-than-temporarily impaired, the credit loss is recognized as a charge to earnings and a new cost basis for the security is established.

Other Securities	Other Securities Other securities which are not actively traded and may be restricted, such as Federal Home Loan Bank (FHLB) stock are recognized at cost, as the value is not considered impaired.
Loans Receivable

Loans Receivable

Loans receivable are stated at unpaid principal balances, less the allowance for loan losses and deferred loan cost. The Statement of Financial Accounting Standards ASC 310-20, Nonrefundable Fees and Other Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases, requires the recognition of loan origination fee income over the life of the loan and the recognition of certain direct loan origination costs over the life of the loan.

Uncollectible interest on loans that are contractually past due is charged off, or an allowance is established based on management’s periodic evaluation. The Company charges off loans after, in management’s opinion, the collection of all or a large portion of the principal or interest is not collectable. The allowance is established by a charge to interest income equal to all interest previously accrued, and income is subsequently recognized only to the extent that cash payments are received while the loan is classified as non-accrual, when the loan is ninety days past due. Loans may be returned to accrual status when all principal and interest amounts contractually due (including arrearages) are reasonably assured of repayment within an acceptable period of time, and there is a sustained period of repayment performance by the borrower in accordance with the contractual terms of interest and principal.

The Company provides an allowance for loan losses and includes in operating expenses a provision for loan losses determined by management. Management’s periodic evaluation of the adequacy of the allowance is based on the Company’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, and current economic conditions. Management’s estimate of the adequacy of the allowance for loan loss can be classified as either a reserve for currently classified loans or estimates of future losses in the current loan portfolio.

Loans are considered to be impaired when, in management’s judgment, principal or interest is not collectible according to the contractual terms of the loan agreement. When conducting loan evaluations, management considers various factors such as historical loan performance, the financial condition of the borrower and adequacy of collateral to determine if a loan is impaired. Impaired loans and loans classified as TDR’s may be classified as either substandard or doubtful and reserved for based on individual loans risk for loss. Loans not considered impaired may be classified as either special mention or watch and may be reserved for. Typically, unimpaired classified loans exhibit some form of weakness in either industry trends, collateral, or cash flow that result in a default risk greater than that of the Company’s typical loan. All classified amounts include all unpaid interest and fees as well as the principal balance outstanding.

The measurement of impaired loans generally may be based on the present value of future cash flows discounted at the historical effective interest rate. However, the majority of the Company’s problem loans become collateral dependent at the time they are judged to be impaired. Therefore, the measurement of impaired requires the Company to obtain a new appraisal to obtain the fair value of the collateral. The appraised value is then discounted to an estimated of the Company’s net realizable value, reducing the appraised value by the amount of holding and selling cost. When the measured amount of an impaired loan is less than the recorded investment in the loan, the impairment is recorded as a charge to income and a valuation allowance, which is included as a component of the allowance for loan losses.

For loans not individually classified, Management considers the Company’s recent charge off history, the Company’s current past due and non-accrual trends, banking industry trends and both local and national economic conditions when making an estimate as to the amount to reserve for losses. Management believes it has established the allowance in accordance with accounting principles generally accepted in the United States of America and has taken into account the views of its regulators and the current economic environment.

Fixed Rate Mortgage Originations

Fixed Rate Mortgage Originations

The Company operates a mortgage division that originates mortgage loans in the name of assorted investors, including Federal Home Loan Mortgage Corporation (Freddie Mac). Originations for Freddie Mac are sold through the Bank while originations to other investors are processed for a fee. On a limited basis, loans sold to Freddie Mac may result in the Bank retaining loan servicing rights. In recent years, customers have chosen lower origination rates over having their loan locally serviced; thereby limiting the amount of new loans sold with servicing retained. At December 31, 2012, the Bank maintained a servicing portfolio of one to four family real estate loans of approximately $26.3 million. For the years ended December 31, 2012, and December 31, 2011, the Bank has reviewed the value of the servicing asset as well as the operational cost associated with servicing the portfolio. The Bank has determined that the values of its servicing rights are not material to the Company’s consolidated financial statements.

Real Estate and Other Assets Owned

Real Estate and Other Assets Owned

Assets acquired through, or in lieu of, loan foreclosure or repossession carried at the lower of cost or fair value less selling expenses. Costs of improving the assets are capitalized, whereas costs relating to holding the property are expensed. Management conducts periodic valuations (no less than annually) and any adjustments to value are recognized in the current period’s operations.

Brokered Deposits

Brokered Deposits

The Company may choose to attract deposits from several sources, including using outside brokers to assist in obtaining time deposits using national distribution channels. Brokered deposits offer the Company an alternative to Federal Home Loan Bank advances and local retail time deposits.

Repurchase Agreements

Repurchase Agreements

The Company sells investments from its portfolio to business and municipal customers with a written agreement to repurchase those investments on the next business day. The repurchase product gives business customers the opportunity to earn income on liquid cash reserves. These funds are overnight borrowings of the Company secured by Company assets and are not FDIC insured. The Company has also entered into two long-term repurchase agreements with third parties as discussed in Note 8.

Revenue Recognition

Revenue Recognition

Mortgage loans held for sale are generally delivered to secondary market investors under best efforts sales commitments entered into prior to the closing of the individual loan. Loan sales and related gains or losses are recognized at settlement. Loan fees earned for the servicing of secondary market loans are recognized as earned.

Interest income on loans receivable is reported on the interest method. Interest income is not reported when full loan repayment is in doubt, typically when the loan is impaired, placed in non-accrual status, or payments are past due more than 90 days. Interest earned as reported as income is reversed on any loans classified as non-accrual or past due more than 90 days. Interest may continue to accrue on loans over 90 days past due if they are well secured and in the process of collection.

Income Taxes

Income Taxes

Income taxes are accounted for through the use of the asset and liability method. Under the asset and liability method, deferred taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes of a change in tax rates would be recognized in income in the period that includes the enactment date. The Company files its federal income tax return on a consolidated basis with its subsidiaries. The Company files its Tennessee state income tax return on a consolidated basis. All taxes are accrued on a separate entity basis.

Operating Segments

Operating Segments

The Company’s continuing operations include one primary segment, retail banking. The retail banking segment involves the origination of commercial, residential and consumer loans as well as the collections of deposits in eighteen branch offices.

Premises and Equipment

Premises and Equipment

Land, land improvements, buildings, and furniture and equipment are carried at cost, less accumulated depreciation and amortization. Buildings and land improvements are depreciated generally by the straight-line method, and furniture and equipment are depreciated under various methods over the estimated useful lives of the assets. The Company capitalizes interest expense on construction in process at a rate equal to the Company’s cost of funds. The estimated useful lives used to compute depreciation are as follows:

Land improvements	5-15 years
Buildings	40 years
Furniture and equipment	5-15 years

Intangible Assets

Intangible Assets

The intangible assets for insurance contracts and core deposits related to the Fulton acquisition of September 2002 was amortized using the straight-line method over the estimated period of benefit of seven years and was fully amortized in July of 2009. The core deposit intangible asset related to the middle Tennessee acquisition of June 2006 is amortized using the sum of the year’s digits method over an estimated period of nine years. The Company periodically evaluates the recoverability of the intangible assets and takes into account events or circumstances that warrant a revised estimate of the useful lives or indicates that impairment exists.

Bank Owned Life Insurance

Bank Owned Life Insurance

Bank owned life insurance policies (BOLI) are recorded at the cash surrender value or the amount to be realized upon current redemption. The realization of the redemption value is evaluated for each insuring entity that holds insurance contracts annually by management.

Advertising	Advertising The Company expenses the production cost of advertising as incurred.
Financial Instruments

Financial Instruments

The Company has entered into off-balance-sheet financial instruments consisting of commitments to extend credit and commercial letters of credit. Such financial instruments are recorded in the consolidated financial statements when they are funded or related fees are incurred or received.

Derivative Instruments

Derivative Instruments:

Under guidelines ASC 815, Accounting for Derivative Instruments and Hedging Activities, as amended, all derivative instruments are required to be carried at fair value on the consolidated balance sheet. ASC 815 provides special hedge accounting provisions, which permit the change in fair value of the hedge item related to the risk being hedged to be recognized in earnings in the same period and in the same income statement line as the change in the fair value of the derivative.

A derivative instrument designated in a hedge relationship to mitigate exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges under ASC 815. Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Cash value hedges are accounted for by recording the fair value of the derivative instrument and the fair value related to the risk being hedged of the hedged asset or liability on the consolidated balance sheet with corresponding offsets recorded in the consolidated balance sheet. The adjustment to the hedged asset or liability is included in the basis of the hedged item, while the fair value of the derivative is recorded as a freestanding asset or liability. Actual cash receipts or payments and related amounts accrued during the period on derivatives included in a fair value hedge relationship are recorded as adjustments to the income or expense recorded on the hedged asset or liability.

Under both the fair value and cash flow hedge methods, derivative gains and losses not effective in hedging the change in fair value or expected cash flows of the hedged item are recognized immediately in the income statement. At the hedge’s inception and at least quarterly thereafter, a formal assessment is performed to determine whether changes in the fair values or cash flows of the derivative instrument has been highly effective in offsetting changes in the fair values or cash flows of the hedged items and whether they are expected to be highly effective in the future. If it is determined a derivative instrument has not been, or will not continue to be highly effective as a hedge, hedged accounting is discontinued. ASC 815 basis adjustments recorded on hedged assets and liabilities are amortized over the remaining life of the hedged item beginning no later than when hedge accounting ceases. There were no fair value hedging gains or losses, as a result of hedge ineffectiveness, recognized for the years ended December 31, 2012, 2011 and 2010.

Fair Values of Financial Instruments

Fair Values of Financial Instruments

In October of 2008, the Company entered into an interest rate swap agreement for a term of seven years and an amount of $10 million. The Bank will pay a fixed rate of 7.27% for seven years and receive an amount equal to the three-month London Interbank Lending Rate (Libor) plus 3.10%. The interest rate swap is classified as a cash flow hedge by the Bank and will be tested quarterly for effectiveness. At December 31, 2012, the cost of the Bank to terminate the cash flow hedge is approximately $1,126,000. The Bank, in the normal course of business, originates fixed rate mortgages that are sold to Freddie Mac. Upon tentative underwriting approval by Freddie Mac, the Bank issues a best effort commitment to originate a fixed rate first mortgage under specific terms and conditions that the Bank intends to sell to Freddie Mac. The Bank no longer assumes a firm commitment to originate fixed rate loans, thus eliminating the risk of having to deliver loans they did not close or pay commitment fees to make Freddie Mac whole.

ASC 825, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Fair value estimates are made at a point in time, based on relevant market information and information about the financial instrument. Accordingly, such estimates involve uncertainties and matters of judgment and therefore cannot be determined with precision. ASC 825 excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following are the more significant methods and assumptions used by the Company in estimating its fair value disclosures for financial instruments:

Cash and cash equivalents

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents approximate those assets’ fair values, because they mature within 90 days or less and do not present credit risk concerns.

Interest earning deposits

The carrying amounts reported in the consolidated balance sheets for interest earning deposits approximate those assets’ fair values, because they are considered overnight deposits and may be withdrawn at any time without penalty and do not present credit risk concerns.

Available-for-sale securities

Fair values for investment securities available-for-sale are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments provided by a third party pricing service. The Company reviews all securities in which the book value is greater than the market value for impairment that is other than temporary. For securities deemed to be other than temporarily impaired, the Company reduces the book value of the security to its market value by recognizing an impairment charge on its income statement.

Loans receivable

The fair values for of fixed-rate loans and variable rate loans that re-price on an infrequent basis is estimated using discounted cash flow analysis which considers future re-pricing dates and estimated repayment dates, and further using interest rates currently being offered for loans of similar type, terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future expected loss experience and risk characteristics. The estimated fair value of variable-rate loans that re-price frequently and with have no significant change in credit risk is approximately the carrying value of the loan.

Letters of credit

The fair value of standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counter parties drawing on such financial instruments and the present creditworthiness of such counter parties. Such commitments have been made on terms which are competitive in the markets in which the Company operates, thus, the fair value of standby letters of credit equals the carrying value for the purposes of this disclosure.

Accrued interest receivable

Fair value is estimated to approximate the carrying amount because such amounts are expected to be received within 90 days or less and any credit concerns have been previously considered in the carrying value.

Repurchase agreements

Overnight repurchase agreements have a fair value at book, given that they mature overnight. The fair values for of longer date repurchase agreements is estimated using discounted cash flow analysis which considers the current market pricing for repurchase agreements of similar final maturities and collateral requirements.

Bank owned life insurance

The fair value of bank owned life insurance is the cash surrender value of the policy less redemption charges. By surrendering the policy, the Company is also subject to federal income taxes on all earnings previously recognized.

Deposits

The fair values disclosed for deposits with no stated maturity such as demand deposits, interest-bearing checking accounts and savings accounts are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). The fair values for certificates of deposit and other fixed maturity time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on such type accounts or similar accounts to a schedule of aggregated contractual maturities or similar maturities on such time deposits.

Advances from the Federal Home Loan Bank (FHLB)

The fair value of these advances is estimated by discounting the future cash flows of these advances using the current rates at which similar advances or similar financial instruments could be obtained.

FHLB stock

The fair value of FHLB stock is recognized at cost.

Subordinated debentures

The book value of subordinated debentures is cost. The subordinated debentures re-price quarterly at a rate equal to three month libor plus 3.10%.

Off-Balance-Sheet Instruments

Off-balance-sheet lending commitments approximate their fair values due to the short period of time before the commitment expires.

Dividend Restrictions

Dividend Restrictions

The Company is not permitted to pay a dividend to common shareholders if it fails to make a quarterly interest payment to the holders of the Company’s subordinated debentures. Furthermore, the Bank may be restricted in the payment of dividends to the Company by the Bank’s primary regulator, the Office of Comptroller of the Currency (OCC). Any restrictions imposed by the OCC would effectively limit the Company’s ability to pay a dividend to its common stockholders as discussed in note 17.

Earnings Per Share

Earnings Per Share

Earnings per share (EPS) consists of two separate components, basic EPS and diluted EPS. Basic EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding for each period presented. Diluted EPS is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding plus dilutive common stock equivalents (CSE). CSE consists of dilutive stock options granted through the Company’s stock option plan. Restricted stock awards represent future compensation expense and are dilutive. Common stock equivalents which are considered anti-dilutive are not included for the purposes of this calculation. Common stock warrants issued in December 2008 and all stock options outstanding are currently anti-dilutive and are not included for the purposes of this calculation.

Both EPS and diluted EPS are reduced by the amount of dividend payments on preferred stock and the accretion of the discount on the preferred stock. The effect of the Company’s dividend payment on preferred stock and accretion of the preferred stock is as provided for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Dividend on preferred shares	$1,006,886	920,000	920,000
Accretion dividend on preferred shares	222,360	111,180	111,180

Total cost of preferred stock	$1,229,246	1,031,180	1,031,180

Reduction in earnings per share to common stockholders:
Basic	$0.16	$0.14	$0.18

Fully diluted	$0.16	$0.14	$0.18

Weighted average shares outstanding -basic	7,486,445	7,460,294	5,732,495

Weighted average shares outstanding -diluted	7,486,445	7,460,294	5,732,495

Stock Compensation

Stock Compensation

The Company utilized the Black-Sholes valuation model to determine the fair value of stock options on the date of grant. The model derives the fair value of stock options based on certain assumptions related to the expected stock prices volatility, expected option life, risk-free rate of return and the dividend yield of the stock. The expected life of options granted is estimated based on historical employee exercise behavior. The risk free rate of return coincides with the expected life of the options and is based on the ten year Treasury note rate at the time the options are issued. The historical volatility levels of the Company’s common stock are used to estimate the expected stock price volatility. The set dividend yield is used to estimate the expected dividend yield of the stock.

Effect of New Accounting Pronouncements

Effect of New Accounting Pronouncements

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income, new disclosure guidance related to the presentation of the Statement of Comprehensive Income. This guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity and requires presentation of reclassification adjustments on the face of the income statement. The effective date of this pronouncement is for financial statement periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s consolidated statements of comprehensive income.

In April 2011, the FASB issued ASU 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring. The provisions of ASU 2011-02 provide additional guidance related to determining whether a creditor has granted a concession, including factors and examples for creditors to consider in evaluating when a credit restructuring results in a delay in payment that is insignificant, prohibits creditors from using the borrowers interest cost as a factor in determining whether the lender has granted a concession to the borrower, and added factors for creditors to use in determining whether a borrower is experiencing financial difficulties. A provision in ASU 2011-02 ends the FASB’s deferral of additional disclosures about troubled debt restructuring as required by ASU 2010-20. The provisions of ASU 2011-02 were effective for the Company’s reporting period ending September 30, 2011. The adoption of ASU 2011-02 did not have a material impact on the Company’s consolidated financial statements of income, condition and cash flows.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in United States of America generally accepted accounting principles (U.S. GAAP) and international Financial Reporting Standards (Topic 820) – Fair Value Measurement (ASU 2011-04), to provide consistent definition of the fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 is effective for reporting periods ending after March 30, 2012, and was applied prospectively. The implementation of ASU 2011-04 did not have a material impact on our consolidated financial statements of comprehensive income.

In September 2011, the FASB issued ASU No. 2011-8, Intangibles – Goodwill and other, regarding testing goodwill for impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting until is less than its carrying amount. If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill reporting unit is more than its carrying amount, the two-step goodwill impairment test is not required. The new guidance was effective on January 1, 2012. The implementation of ASU 2011-8 did not have a material impact on our consolidated financial statements of income, condition and cash flow.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards update No. 2011-05. This update to Comprehensive Income (Topic 220) defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. The deferral supersedes only the paragraphs pertaining to how and where reclassification adjustments are presented. The amendments in this update were effective for public entities for reporting periods beginning after December 15, 2011. The implementation of ASU 2011-12 did not have a material impact on our consolidated financial statements of income, condition and cash flows.

ASU 2011-11, “Balance Sheet (Topic 210) - “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 amends Topic 210, “Balance Sheet,” to require an entity to disclose both gross and net information about financial instruments, such as sales and repurchase agreements and reverse sale and repurchase agreements and securities borrowing/lending arrangements, and derivative instruments that are eligible for offset in the statement of financial position and/or subject to a master netting arrangement or similar agreement. ASU No. 2013-01, “Balance Sheet (Topic 210)—Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” clarifies that ordinary trade receivables are not within the scope of ASU 2011-11. ASU 2011-11 is effective for annual and interim periods beginning on January 1, 2013, and is not expected to have a significant impact on the Company’s financial statements.

ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350) - Testing Indefinite-Lived Intangible Assets for Impairment.” ASU 2012-02 give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that an indefinite-lived intangible asset is impaired, then the entity must perform the quantitative impairment test. If, under the quantitative impairment test, the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. ASU 2012-02 is effective for the Company’s beginning January 1, 2013 (early adoption permitted) and is not expected to have a significant impact on the Company’s financial statements.

ASU 2012-06, “Business Combinations (Topic 805) - Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution (a consensus of the FASB Emerging Issues Task Force).” ASU 2012-06 clarifies the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution. Under ASU 2012-06, when a reporting entity recognizes an indemnification asset as a result of a government-assisted acquisition of a financial institution and, subsequently, a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification), the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). ASU 2012-06 is effective for the Company beginning January 1, 2013 (early adoption permitted) and is not expected to have a significant impact on the Company’s financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Reclassifications	Reclassifications: Certain items in prior financial statements have been reclassified to conform to the current presentation.
Troubled Debt Restructuring

Troubled Debt Restructuring

On a periodic basis, the Company may modify the terms of certain loans. In evaluating whether a restructuring constitutes a troubled debt restructuring (TDR), Financial Accounting Standards Board has issued Accounting Standards Update 310 (ASU 310); A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring. In evaluating whether a restructuring constitutes a TDR, the Bank must separately conclude that both of the following exist:

•	The restructuring constitutes a concession

•	The debtor is experiencing financial difficulties

ASU 310 provides the following guidance for the Bank’s evaluation of whether it has granted a concession as follows:

• If a debtor does not otherwise have access to funds at a market interest rate for debt with similar risk characteristics as the restructured debt, the restructured debt would be considered a below market rate, which may indicate that the Company may have granted a concession. In that circumstance, the Company should consider all aspects of the restructuring in determining whether it has granted a concession, the creditor must make a separate assessment about whether the debtor is experiencing financial difficulties to determine whether the restructuring constitutes a TDR.

• A temporary or permanent increase in the interest rate on a loan as a result of a restructuring does not eliminate the possibility of the restructuring from being considered a concession if the new interest rate on the loan is below the market interest rate for loans of similar risk characteristics.

• A restructuring that results in a delay in payment that is insignificant is not a concession. However, the Company must consider a variety of factors in assessing whether a restructuring resulting in a delay in payment is insignificant.

Fair Value Measurements and Disclosures

ASC 820 establishes a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

•

Level 1 is for assets and liabilities that management has obtained quoted prices (unadjusted for transaction cost) or identical assets or liabilities in active markets that the Company has the ability to access as of the measurement date.

•

Level 2 is for assets and liabilities in which significant unobservable inputs other than Level 1 prices such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•

Level 3 is for assets and liabilities in which significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value of securities available for sale are determined by a matrix pricing, which is a mathematical technique what is widely used in the industry to value debt securities without relying exclusively on quoted prices for the individual securities in the Company’s portfolio but relying on the securities relationship to other benchmark quoted securities. Impaired loans are valued at the net present value of expected payments and considering the fair value of any assigned collateral.

Variable Interest Entities

Under ASC 810, the Company is deemed to be the primary beneficiary and required to consolidate a variable interest entity (VIE) if it has a variable interest in the VIE that provides it with a controlling financial interest. For such purposes, the determination of whether a controlling financial interest exists is based on whether a single party has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. ASC 810 requires continual reconsideration of conclusions reached regarding which interest holder is a VIE’s primary beneficiary and disclosures surrounding those VIE’s which have not been consolidated. The consolidation methodology provided in this footnote as of December 31, 2012 and 2011 has been prepared in accordance with ASC 810. At December 31, 2012, the Company did not have any consolidated variable interest entities to disclose but did have a commitment to a low income housing partnership and issued trust preferred securities.

Comprehensive Income

FASB ASC 220, Comprehensive Income, established standards for reporting comprehensive income. Comprehensive income includes net income and other comprehensive net income which is defined as non-owner related transactions in equity.

Summary of Significant Accounting Policies: (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies: [Abstract]
Schedule of useful life of property, plant and equipment

Land improvements	5-15 years
Buildings	40 years
Furniture and equipment	5-15 years

Reduction in earnings per share

	2012	2011	2010
Dividend on preferred shares	$1,006,886	920,000	920,000
Accretion dividend on preferred shares	222,360	111,180	111,180

Total cost of preferred stock	$1,229,246	1,031,180	1,031,180

Reduction in earnings per share to common stockholders:
Basic	$0.16	$0.14	$0.18

Fully diluted	$0.16	$0.14	$0.18

Weighted average shares outstanding -basic	7,486,445	7,460,294	5,732,495

Weighted average shares outstanding -diluted	7,486,445	7,460,294	5,732,495

Securities: (Tables)	12 Months Ended
Dec. 31, 2012
Securities: [Abstract]
Amortized cost of securities and their estimated fair values

	December 31, 2012
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Unrestricted:
U.S. government and agency securities:	$147,659	5,202	(83)	152,778
Tax free municipal bonds	68,331	5,756	(40)	74,047
Taxable municipal bonds	12,535	1,209	(8)	13,736
Trust preferred securities	2,000	—	(511)	1,489
Mortgage-backed securities:
GNMA	19,172	1,244	(19)	20,397
FNMA	64,805	2,558	(58)	67,305
FHLMC	4,519	153	—	4,672
SLMA CMOs	5,412	80	—	5,492
AGENCY CMOs	16,055	426	(52)	16,429

	$340,488	16,628	(771)	356,345

	December 31, 2011
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Unrestricted:
U.S. government and agency securities	$171,141	3,511	(65)	174,587
Tax free municipal bonds	60,432	4,623	—	65,055
Taxable municipal bonds	12,846	1,059	—	13,905
Trust preferred securities	2,000	—	(1,007)	993
Mortgage-backed securities:
GNMA	30,427	1,413	(19)	31,821
FNMA	59,195	2,101	(1)	61,295
FHLMC	15,108	491	—	15,599
NON-AGENCY CMOs	2,012	7	(223)	1,796
AGENCY CMOs	18,163	568	—	18,731

	$371,324	13,773	(1,315)	383,782

Maturities of debt securities available for sale

2012	Amortized Cost	Estimated Fair Value
Due within one year	$345	346
Due in one to five years	11,499	11,682
Due in five to ten years	30,007	32,316
Due after ten years	53,222	57,290

	95,073	101,634
Amortizing agency bonds	135,452	140,416
Mortgage-backed securities	109,963	114,295

Total unrestricted securities available for sale	$340,488	356,345

		Estimated
	Amortized	Fair
2011	Cost	Value
Due within one year	$461	464
Due in one to five years	6,844	6,929
Due in five to ten years	24,471	26,153
Due after ten years	72,460	75,804

	104,236	109,350
Amortizing agency bonds	142,183	145,190
Mortgage-backed securities	124,905	129,242

Total unrestricted securities available for sale	$371,324	383,782

Estimated fair value and unrealized loss amounts of temporarily impaired investments

	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$12,317	(83)	—	—	12,317	(83)
Taxable municipals	885	(8)	—	—	885	(8)
Tax free municipals	5,315	(40)	—	—	5,315	(40)
Trust preferred securities	—	—	1,489	(511)	1,489	(511)
Mortgage-backed securities:
GNMA	—	—	1,415	(19)	1,415	(19)
FNMA	7,077	(58)	—	—	7,077	(58)
FHLMC	—	—	—	—	—	—
NON-AGENCY CMOs	—	—	—	—	—	—
AGENCY CMOs	3,691	(52)	—	—	3,691	(52)

Total Available for Sale	$29,285	(241)	2,904	(530)	32,189	(771)

	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
December 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$20,422	(54)	2,007	(11)	22,429	(65)
Taxable municipals	—	—	—	—	—	—
Tax free municipals	—	—	—	—	—	—
Trust preferred securities	—	—	993	(1,007)	993	(1,007)
Mortgage-backed securities:
GNMA	1,925	(19)	—	—	1,925	(19)
FNMA	—	—	81	(1)	81	(1)
FHLMC	—	—	—	—	—	—
NON-AGENCY CMOs	—	—	1,494	(223)	1,494	(223)
AGENCY CMOs	—	—	—	—	—	—

Total Available for Sale	$22,347	(73)	4,575	(1,242)	26,922	(1,315)

Loans Receivable, Net: (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net: [Abstract]
Composition of the loan portfolio by type of loan

	December 31, 2012		December 31, 2011
	Amount	Percent	Amount	Percent
Real estate loans:
One-to-four family (closed end) first mortgages	$162,335	30.3%	$171,192	30.2%
Second mortgages (closed end)	4,336	0.8%	6,209	1.1%
Home equity lines of credit	37,083	6.9%	38,694	6.8%
Multi-family	33,056	6.2%	33,739	5.9%
Construction	18,900	3.5%	11,931	2.1%
Land	45,906	8.6%	52,338	9.2%
Non-residential real estate	169,436	31.6%	183,485	32.3%

Total mortgage loans	471,052	87.9%	497,588	87.6%
Consumer loans	13,886	2.6%	15,110	2.7%
Commercial loans	50,549	9.5%	54,673	9.7%

Total other loans	64,435	12.1%	69,783	12.4%

Total loans, gross	535,487	100.0%	567,371	100.0%

Deferred loan cost, net of income	146		251
Less allowance for loan losses	(10,648)		(11,262)

Total loans	$524,985		$556,360

Summary of the Company's impaired loans

			Impaired Loans
	Pass	Special Mention	Substandard	Doubtful	Total	Specific Allowance for Impairment	Allowance for Loans not Impaired
December 31, 2012
One-to-four family mortgages	$156,961	779	4,595	—	162,335	754	1,736
Home equity line of credit	34,737	1,109	1,237	—	37,083	68	306
Junior lien	3,821	47	468	—	4,336	196	34
Multi-family	27,463	1,478	4,115	—	33,056	38	486
Construction	14,052	—	4,848	—	18,900	—	256
Land	14,374	7,683	23,849	—	45,906	932	1,252
Non-residential real estate	146,443	1,899	21,094	—	169,436	1,424	2,209
Consumer loans	13,330	—	556	—	13,886	121	217
Commercial loans	44,191	516	5,842	—	50,549	308	311

Total	$455,372	13,511	66,604	—	535,487	3,841	6,807

			Impaired Loans
	Pass	Special Mention	Substandard	Doubtful	Total	Specific Allowance for Impairment	Allowance for Loans not Impaired
December 31, 2011
One-to-four family mortgages	$153,375	9,434	8,153	230	171,192	728	1,912
Home equity line of credit	36,528	1,694	233	239	38,694	131	277
Junior lien	4,778	622	809	—	6,209	180	97
Multi-family	20,715	7,073	5,951	—	33,739	26	1,175
Construction	9,943	213	1,775	—	11,931	14	125
Land	17,570	24,714	9,055	999	52,338	924	408
Non-residential real estate	142,190	25,077	16,101	117	183,485	1,374	2,297
Consumer loans	14,399	268	423	20	15,110	80	182
Commercial loans	45,509	4,009	5,034	121	54,673	623	709

Total	$445,007	73,104	47,534	1,726	567,371	4,080	7,182

Impaired loans by classification type

				For the year ended
	At December 31, 2012			12/31/12
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
Impaired loans with no recorded reserve	Investment	Balance	Allowance	Investment	Recognized
One-to-four family mortgages	$1,759	1,759	—	5,279	107
Home equity line of credit	1,169	1,169	—	869	50
Junior liens	—	—	—	281	3
Multi-family	4,077	4,077	—	3,626	219
Construction	4,848	4,848	—	3,133	174
Land	20,279	20,279	—	19,857	504
Non-residential real estate	15,363	15,363	—	19,936	855
Consumer loans	81	81	—	66	5
Commercial loans	1,617	1,617	—	2,701	165

Total	49,193	49,193	—	55,748	2,082

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
Impaired loans with recorded reserve	Investment	Balance	Allowance	Investment	Recognized
One-to-four family mortgages	$2,836	2,836	754	3,135	145
Home equity line of credit	68	68	68	162	3
Junior liens	468	468	196	365	38
Multi-family	38	38	38	2,640	4
Construction	—	—	—	1,095	—
Land	3,570	3,570	932	4,848	213
Non-residential real estate	5,731	5,731	1,424	6,578	323
Consumer loans	475	475	121	281	1
Commercial loans	4,225	4,225	308	4,470	28

Total	17,411	17,411	3,841	23,574	755

Total impaired loans	$66,604	66,604	3,841	79,322	2,837

	At December 31, 2011			For the year ended December 31, 2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
Impaired loans with no recorded allowance	Investment	Balance	Allowance	Investment	Recognized
One-to-four family mortgages	$5,144	5,300	—	5,814	220
Home equity line of credit	181	181	—	312	5
Junior lien	469	469	—	287	14
Multi-family	5,059	5,059	—	2,797	242
Construction	1,589	1,589	—	1,437	63
Land	7,513	7,513	—	10,777	446
Non-residential real estate	9,458	11,530	—	10,410	312
Consumer loans	75	75	—	92	4
Commercial loans	480	584	—	2,244	33

Total	$29,968	32,300	—	34,170	1,339

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
Impaired loans with recorded allowance:	Investment	Balance	Allowance	Investment	Recognized
One-to-four family mortgages	$3,239	3,239	728	3,563	183
Home equity line of credit	291	291	131	399	13
Junior lien	340	340	180	703	16
Multi-family	892	892	26	1,962	15
Construction	186	186	14	1,222	11
Land	2,541	2,541	924	3,261	157
Non-residential real estate	6,760	6,760	1,374	10,833	360
Consumer loans	368	368	80	344	3
Commercial loans	4,675	4,675	623	2,671	27

Total	$19,292	19,292	4,080	24,958	785

Total impaired loans	$49,260	51,592	4,080	59,128	2,124

Allowance for loan loss account by loan

				General	Specific	Ending
Year ended	Balance	Charge off	Recovery	Provision	Provision	Balance
December 31, 2012	12/31/2011	2012	2012	2012	2012	12/31/2012
One-to-four family mortgages	$2,640	(379)	81	324	(176)	2,490
Home equity line of credit	408	(67)	6	6	21	374
Junior liens	277	(1)	4	—	(50)	230
Multi-family	1,201	(417)	—	429	(689)	524
Construction	139	—	—	117	—	256
Land	1,332	(1,033)	405	635	845	2,184
Non-residential real estate	3,671	(1,120)	137	1,033	(88)	3,633
Consumer loans	262	(510)	150	404	32	338
Commercial loans	1,332	(157)	12	(171)	(397)	619

	$11,262	(3,684)	795	2,777	(502)	10,648

				General	Specific	Ending
Year ended	Balance	Charge off	Recovery	Provision	Provision	Balance
December 31, 2011	12/31/2010	2011	2011	2011	2011	12/31/2011
One-to-four family mortgages	$1,097	(758)	139	1,687	475	2,640
Home equity line of credit	212	(123)	—	245	74	408
Junior liens	146	(27)	1	79	78	277
Multi-family	2,022	(89)	—	26	(758)	1,201
Construction	657	(353)	—	(91)	(74)	139
Land	865	(308)	30	353	392	1,332
Non-residential real estate	4,025	(2,645)	84	1,114	1,093	3,671
Consumer loans	108	(371)	112	425	(12)	262
Commercial loans	698	(201)	20	305	510	1,332

	$9,830	(4,875)	386	4,143	1,778	11,262

Non-accrual loans

	12/31/2012	12/31/2011
One-to-four family first mortgages	$2,243	2,074
Home equity lines of credit	66	134
Junior liens	4	101
Multi-family	38	—
Construction	—	—
Land	2,768	1,330
Non-residential real estate	1,134	2,231
Farmland	648	—
Consumer loans	145	9
Commercial loans	617	254

Total non-accrual loans	$7,663	6,133

Past due and non-accrual balances by loan classification

		30 - 89			Impaired Loans
	Currently	Days	Non-accrual	Special	Currently Performing
	Performing	Past Due	Loans	Mention	Substandard	Doubtful	Total
			(Dollars in Thousands)
One-to-four family mortgages	$155,936	1,339	2,243	779	2,038	—	162,335
Home equity line of credit	34,732	5	66	1,109	1,171	—	37,083
Junior liens	3,584	237	4	47	464	—	4,336
Multi-family	27,463	—	38	1,478	4,077	—	33,056
Construction	13,876	176	—	—	4,848	—	18,900
Land	14,237	137	2,768	7,683	21,081	—	45,906
Non-residential real estate	146,150	293	1,782	1,899	19,312	—	169,436
Consumer loans	13,266	74	145	—	401	—	13,886
Commercial loans	43,961	230	617	516	5,225	—	50,549

Total	$453,205	2,491	7,663	13,511	58,617	—	535,487

		30 - 89			Impaired Loans
	Currently	Days	Non-accrual	Special	Currently Performing
	Performing	Past Due	Loans	Mention	Substandard	Doubtful	Total
			(Dollars in Thousands)
One-to-four family mortgages	$153,375	628	2,074	9,163	5,722	230	171,192
Home equity line of credit	36,528	5	134	1,664	134	229	38,694
Junior liens	4,778	312	101	521	497	—	6,209
Multi-family	20,715	—	—	7,073	5,951	—	33,739
Construction	9,943	107	—	213	1,668	—	11,931
Land	17,570	237	1,330	24,714	7,488	999	52,338
Non-residential real estate	142,190	487	2,231	24,782	13,678	117	183,485
Consumer loans	14,399	28	9	268	386	20	15,110
Commercial loans	45,509	506	254	4,003	4,385	16	54,673

Total	$445,007	2,310	6,133	72,401	39,909	1,611	567,371

Company's loans classified as Troubled Debt Restructurings (TDR's)

	2012	2011
Total TDR:
One-to-four family mortgages	$1,888	2,521
Home equity line of credit	—	—
Junior lien	196	857
Multi-family	234	—
Construction	4,112	—
Land	3,424	941
Non-residential real estate	3,173	3,367
Farmland Consumer loans	909 5	— 33
Commercial loans	128	125

	14,069	7,844

Less:
TDR in non-accrual status
One-to-four family mortgages	—	(1,410)
Home equity line of credit	—	—
Junior lien	(100)	(100)
Multi-family	—	—
Construction	—	—
Land	(2,768)	—
Farmland Non-residential real estate	(44 —)	— (1)
Consumer loans	—	(1)
Commercial loans	(119)	(105)

Total performing TDR	$11,038	6,227

Summary of loans to Officers, Directors and their Affiliates

	2012	2011
Balance at beginning of period	$10,917	11,641
New loans	2,463	2,940
Principal repayments	(4,534)	(3,664)

Balance at end of period	$8,846	$10,917

Premises and Equipment: (Table)	12 Months Ended
Dec. 31, 2012
Premises and Equipment: [Abstract]
Components of premises and equipment included in the consolidated balance sheets

	2012	2011
Land	$5,560	5,560
Land improvements	558	558
Buildings	20,257	20,206
Furniture and equipment	7,427	6,765

	33,802	33,089
Less accumulated depreciation	11,245	9,658

Premises and equipment, net	$22,557	23,431

Intangible Assets: (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets: [Abstract]
Amount of other intangible assets and the changes in the carrying amounts of other intangible assets

Core Deposits
Intangible
Balance, December 31, 2009	$1,168
Amortization	(358)

Balance December 31, 2010	810
Amortization	(291)

Balance December 31, 2011	519
Amortization	(227)

Balance, December 31, 2012	$292

Estimated amortization expense for intangible assets

Core
Deposit Intangible
2013	$162
2014	97
2015	33

Total	$292

Deposits: (Tables)	12 Months Ended
Dec. 31, 2012
Deposits and Advances from Federal Home loan Bank: [Abstract]
Scheduled maturities of other time deposits

Years Ending December 31,
2013	$220,182
2014	78,333
2015	42,661
2016	78,036
2017 2018 and thereafter	17,846 34

$437,092

Interest expense on deposits

	2012	2011	2010
Demand and NOW accounts	$1,180	1,435	1,553
Money market accounts	58	108	113
Savings	71	114	130
Other time deposits	9,262	12,550	15,588

	$10,571	14,207	17,384

Advances from Federal Home Loan Bank: (Tables)	12 Months Ended
Dec. 31, 2012
Deposits and Advances from Federal Home loan Bank: [Abstract]
Summarized Federal Home Loan Bank advances

	December 31,
	2012		2011
Types of Advances	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Fixed-rate	$43,741	4.09%	$63,319	3.64%

Scheduled maturities of FHLB advances

Years Ending December 31,	Fixed Rate	Average Cost
2013	$—	—
2014	—	—
2015	—	—
2016	4,000	5.34%
2017	27,000	4.37%
Thereafter	12,741	3.13%

Total	$43,741	4.09%

Repurchase Agreements: (Tables)	12 Months Ended
Dec. 31, 2012
Repurchase Agreements: [Abstract]
Cost and maturities of the Company's repurchase agreements

2012
Third Party	Balance	Average Cost	Maturity	Comments
Deutsch Bank	$10,000	4.28%	9/05/2014	Quarterly callable
Merrill Lynch	6,000	4.36%	9/18/2016	Quarterly callable
Various customers	27,508	1.08%		Overnight

Total	$43,508	2.35%

2011
Third Party	Balance	Average Cost	Maturity	Comments
Deutsch Bank	$10,000	4.28%	9/05/2014	Quarterly callable
Merrill Lynch	6,000	4.36%	9/18/2016	Quarterly callable
Various customers	27,080	0.88%		Overnight

Total	$43,080	2.15%

Fair Value Measurement: (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurement: [Abstract]
Assets and liabilities measured at fair value on recurring basis

December 31, 2012 Description	Total carrying value in the consolidated balance sheet at December 31, 2012	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available for sale securities	$356,345	—	354,856	1,489
Bank owned life insurance	9,323	—	9,323	—
Liabilities
Interest rate swap	1,126	—	1,126	—

December 31, 2011 Description	Total carrying value in the consolidated balance sheet at December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available for sale securities	$383,782	—	382,789	993
Bank owned life insurance	9,135	—	9,135	—
Liabilities
Interest rate swap	1,297	—	1,297	—

Assets measured at fair value on non-recurring basis

December 31, 2012 Description	Total carrying value in the consolidated balance sheet at 12/31/2012	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$1,544	—	—	$1,544
Other assets owned	$4	—	—	$4
Impaired loans, net of reserve of $3,841	$62,763	—	—	$62,763

December 31, 2011 Description	Total carrying value in the consolidated balance sheet at December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$2,258	—	—	$2,258
Other assets owned	$9	—	—	$9
Impaired loans, net of reserve of $4,080	$45,180	—	—	$45,180

Roll-forward of consolidated condensed statement of financial condition items

	Year ended December 31,
	2012		2011
	Other	Other	Other	Other
	Assets	Liabilities	Assets	Liabilities
Fair value, December 31,	$993	—	$1,277	—
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	496	—	(284)	—
Purchases, issuances and settlements, net	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Fair value, December 31,	$1,489	—	$993	—

Estimated fair values of financial instruments

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$31,563	31,563	$31,563	—	—
Interest-earning deposits	5,613	5,613	5,613	—	—
Securities available for sale	356,345	356,345	—	354,856	1,489
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans receivable	524,985	532,040	—	—	532,040
Accrued interest receivable	5,398	5,398	—	5,398	—
Bank owned life insurance	9,323	9,323	—	9,323	—
Financial liabilities:
Deposits	759,865	756,426	—	756,426	—
Advances from borrowers for taxes and insurance	396	396	—	396	—
Advances from Federal Home Loan Bank	43,741	49,293	—	49,293	—
Repurchase agreements	43,508	44,779	—	44,779	—
Subordinated debentures	10,310	10,092	—	—	10,092
Off-balance-sheet liabilities:					—
Commitments to extend credit	—	—	—	—	—
Commercial letters of credit	—	—	—	—	—
Market value of interest rate swap	1,126	1,126	—	1,126	—

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$44,389	44,389	$44,389	—	—
Interest-earning deposits	4,371	4,371	4,371
Securities available for sale	383,782	383,782	—	382,789	993
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans receivable	556,360	585,734	—	—	585,734
Accrued interest receivable	6,183	6,183	—	6,183	—
Bank owned life insurance	9,135	9,135	—	9,135	—
Financial liabilities:
Deposits	800,095	811,415	—	811,415	—
Advances from borrowers for taxes and insurance	153	153	—	153	—
Advances from Federal Home Loan Bank	63,319	69,206	—	69,206	—
Repurchase agreements	43,080	44,969	—	44,969	—
Subordinated debentures	10,310	10,099	—	—	10,099
Off-balance-sheet liabilities:					—
Commitments to extend credit	—	—	—	—	—
Commercial letters of credit	—	—	—	—	—
Market value of interest rate swap	1,297	1,297	—	1,297	—

Foreclosed assets that were re-measured and reported at fair value

	2012	2011	2010
Beginning balance	$2,267	9,812	1,883
Foreclosed assets measured at initial recognition:
Carrying value of foreclosed assets prior to acquisition	2,634	4,591	15,848
Proceeds from sale of foreclosed assets	(2,738)	(9,590)	(3,897)
Charge-offs recognized in the allowance for loan loss	(349)	(843)	(4,343)
Gains (losses) on REO included in non-interest expense	(266)	(1,703)	321

Fair value	$1,548	2,267	9,812

Employee Benefit Plans: (Table)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans: [Abstract]
Summary of stock options outstanding

Exercise Price	Weighted Average Remaining Life (Years)	Outstanding Options	Options Exercisable
$16.67	1.4	20,808	20,808

Summary represents the activity under the stock option plans

	Number of Shares	Weighted Average Exercise Price
Options outstanding, December 2009	110,000	$12.61
Granted	—
Exercised	(30,000)	10.00
Forfeited	—	—
Adjusted for 2% stock dividend	1,600	—

Options outstanding, December 2010	81,600	13.32
Granted	—	—
Exercised	—	—
Forfeited	(51,000)	12.10
Adjusted for 2% stock dividend	612	—

Options outstanding, December 2011	31,212	15.06
Granted	—	—

Exercised	—	—

Forfeited	(10,404)	11.85

Options outstanding, December 2012	20,808	$16.67

Compensation expense to be recognized

Year Ending December 31,	Approximate Future Compensation Expense
(Dollars in thousands)
2013	$74
2014	50
2015	28
2016	8

Income Taxes: (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax: [Abstract]
Provision for income tax expense

	2012	2011	2010
Current
Federal	$210	1,011	2,613
State	120	110	210

	330	1,121	2,823

Deferred
Federal	487	(637)	(210)
State	—	—	—

	487	(637)	(210)

	$817	484	2,613

Reconciliation of Federal Income Tax Rate

	2012	2011	2010
Expected federal income tax expense at statutory tax rate	$1,661	1,157	3,104
Effect of nontaxable interest income	(575)	(547)	(695)
Effect of nontaxable bank owned life insurance income	(136)	(107)	(117)
Effect of QSCAB credit	(220)	(220)	—
State taxes on income, net of federal benefit	79	73	139
Other tax credits	(64)	—	—
Non deductible expenses	72	128	182

Total income tax expense	$817	484	2,613

Effective rate	16.7%	14.2%	28.6%

Components of deferred taxes

	2012	2011
Deferred tax assets:
Allowance for loan loss	$3,620	$3,829
Accrued expenses	297	679
Intangible amortization	1,365	1,534
AMT credit	110	—
Other real estate owned	34	—

	5,426	6,042

Deferred tax liabilities:
FHLB stock dividends	(787)	(787)
Unrealized gain on securities available for sale	(5,007)	(3,794)
Depreciation and amortization	(200)	(244)
Unearned loan cost and fees, net	—	(85)

	(5,994)	(4,910)

Net deferred tax asset (liability)	($568)	$1,132

Real Estate and Other Assets Owned: (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate and Other Assets Owned: [Abstract]
Company's balance in both real estate and other assets owned

	December 31,
	2012	2011
One-to-four family mortgages	$258	480
Multi-family	—	905
Construction	130	465
Land	1,112	248
Non-residential real estate	44	160
Consumer assets owned by bank	4	9

Total other assets owned	$1,548	2,267

Commitments and Contingencies: (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies: [Abstract]
Future minimal lease and rental commitments

Years Ending December 31,	Amount
2013	$200,122
2014	197,104
2015	179,461
2016	153,996
2017	153,996

Total	$884,679

Commitments and conditional obligations

	December 31,
	2012	2011
Commitments to extend credit	$27,294	23,422
Standby letters of credit	1,211	1,459
Unused commercial lines of credit	31,597	32,329
Unused home equity lines of credit	29,188	30,536

Regulatory Matters: (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters: [Abstract]
The Company's and the Bank's actual capital amounts and ratios

							Required to be Categorized as Well Capitalized Under
	Company Actual		Bank Actual		Required for Capital Adequacy Purposes		Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Tangible capital to adjusted total assets	$104,984	10.9%	$102,375	10.6%	$14,463	1.50%	N/A	N/A
Core capital to adjusted total assets	$104,984	10.9%	$102,375	10.6%	$38,569	4.00%	$48,202	5.00%
Total capital to risk weighted assets	$112,204	19.4%	$109,602	19.1%	$45,981	8.00%	$57,458	10.00%
Tier 1 capital to risk weighted assets	$104,984	18.2%	$102,375	17.8%	N/A	N/A	$37,548	6.00%
As of December 31, 2011
Tangible capital to adjusted total assets	$120,908	11.7%	$103,173	10.2%	$15,205	1.50%	N/A	N/A
Core capital to adjusted total assets	$120,908	11.7%	$103,173	10.2%	$40,545	4.00%	$50,682	5.00%
Total capital to risk weighted assets	$128,089	20.3%	$110,355	17.6%	$50,064	8.00%	$62,580	10.00%
Tier 1 capital to risk weighted assets	$120,908	19.1%	$103,172	16.5%	N/A	N/A	$37,548	6.00%

Stockholders' Equity: (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity: [Abstract]
Assumptions for calculating fair value of the common stock warrants

• Risk free rate	2.60%
• Expected life of warrants	10 years
• Expected dividend yield	3.50%
• Expected volatility	26.5%
• Weighted average fair value	$2.28

Earnings Per Share: (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share: [Abstract]
Summary of Reconciliation of weighted average common shares

	Years Ended December 31,
	2012	2011	2010
Basic earnings per share:
Weighted average common shares	7,486,445	7,460,294	5,620,093
Adjustment for stock dividend	—	—	112,402

Weighted average common shares	7,486,445	7,460,294	5,732,495
Dilutive effect of stock options	—	—	—
Adjustment for stock dividend	—	—	—

Weighted average common and incremental shares	7,486,445	7,460,294	5,732,495

Condensed Parent Company Only Financial Statements: (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Condensed Statements of Income

	Years Ended December. 31,
	2012	2011
Income – interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$372	367

Net income	$372	367

HopFed [Member]
Summary of Condensed Balance Sheets

	2012		2011
Assets:
Cash and due from banks	$2,863		17,602
Investment in subsidiary	113,131		111,912
Prepaid expenses and other assets	707		841

Total assets	$116,701		130,355

Liabilities and equity
Liabilities
Unrealized loss on derivative	$1,126		1,297
Dividends payable - common	180		176
Interest payable	86		89
Subordinated debentures	10,310		10,310

Total liabilities	11,702		11,872

Equity:
Preferred stock	—		—
Common stock	79		79
Common stock warrants	556		556
Additional paid-in capital	76,288		75,967
Retained earnings	41,829		39,591
Treasury stock - preferred stock Treasury stock- common stock	(18,400 (5,076	) )	— (5,076)
Accumulated other comprehensive income	9,723		7,366

Total equity	104,999		118,483

Total liabilities and equity	$116,701		130,355

Summary of Condensed Statements of Income

	2012	2011	2010
Interest and dividend income:
Dividend income	$6,000	—	750
Income on agency securities	56	—	—

Total interest and dividend income	6,056	—	750

Interest expense	745	742	739
Non-interest expenses	584	423	448

Total expenses	1,329	1,165	1,187

Income (loss) before income taxes and equity in undistributed earnings of subsidiary	4,727	(1,165)	(437)
Income tax benefits	(367)	(316)	(342)

Income (loss) before equity in undistributed earnings of subsidiary	5,094	(849)	(95)
Equity in undistributed earnings of subsidiary	(1,025)	3,769	6,611

Net income	4,069	2,920	6,516
Preferred stock dividend and warrant accretion	(1,229)	(1,031)	(1,031)

Income available to common shareholders	$2,840	1,889	5,485

Summary of Condensed Statement of Cash Flows

	2012	2011	2010
Cash flows from operating activities
Net income	$4,069	2,920	6,516
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in undistributed earnings of subsidiary	1,025	(3,769)	(6,611)
Amortization of restricted stock	99	118	134
Increase (decrease) in:
Current income taxes payable	74	—	358
Accrued expenses	3	438	18

Net cash (used in) provided by operating activities:	5,270	(293)	415

Cash flows for investing activities:
Investment in subsidiary	—	—	(10,000)
Net cash used in investing activities	—	—	(10,000)

Cash flows from financing activities:
Proceeds from sale of treasury stock	—	—	1,419
Proceeds from sale of common stock	—	—	28,952
Purchase of preferred stock - treasury	(18,400)	—	—
Dividends paid on preferred stock	(1,007)	(920)	(920)
Dividends paid on common stock	(602)	(1,909)	(2,272)

Net cash (used in) provided by financing activities	(20,009)	(2,829)	27,179

Net increase (decrease) in cash	(14,739)	(3,122)	17,594
Cash and due from banks at beginning of year	17,602	20,724	3,130

Cash and due from banks at end of year	$2,863	17,602	20,724

Investments in Affiliated Companies (Unaudited): (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Affiliated Companies: [Abstract]
Summary of Balance Sheets

	December. 31, 2012	December. 31, 2011
Asset – investment in subordinated debentures issued by HopFed Bancorp, Inc.	$10,310	10,310

Liabilities	$—	—
Stockholders’ equity:
Trust preferred securities	10,000	10,000
Common stock (100% owned by HopFed Bancorp, Inc.)	310	310

Total stockholder’s equity	10,310	10,310

Total liabilities and stockholder’s equity	$10,310	10,310

Summary of Statement of Income

	Years Ended December. 31,
	2012	2011
Income – interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$372	367

Net income	$372	367

Summary of Statement of Stockholders' Equity

	Trust Preferred Securities	Common Stock	Retained Earnings	Total Stockholder’s Equity
Beginning balances, January 1, 2012	$10,000	310	—	10,310
Retained earnings:
Net income	—	—	372	372
Dividends:
Trust preferred securities	—	—	(361)	(361)
Common dividends paid to HopFed Bancorp, Inc.	—	—	(11)	(11)

Total retained earnings	—	—	—	—

Ending balances, December 31, 2012	$10,000	310	—	10,310

Quarterly Results of Operations: (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations: [Abstract]
Summarized unaudited quarterly operating results

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2012:
Interest and dividend income	$10,759	10,400	9,996	9,685
Interest expense	3,892	3,738	4,078	3,169

Net interest income	6,867	6,662	5,918	6,516
Provision for loan losses	869	400	506	500

Net interest income after provision for loan losses	5,998	6,262	5,412	6,016
Noninterest income	1,917	2,639	2,897	2,186
Noninterest expense	7,099	7,439	6,971	6,932

Income before income taxes	816	1,462	1,338	1,270
Income taxes	89	300	263	165

Net income	$727	1,162	1,075	1,105

Net income available to common shareholders	470	903	819	648

Basic earnings per share	$0.06	0.12	0.11	0.09

Diluted earnings per share	$0.06	0.12	0.11	0.09

Weighted average shares outstanding:
Basic	7,484,475	7,485,283	7,487,283	7,487,726

Diluted	7,484,475	7,485,283	7,487,283	7,487,726

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
December 31, 2011:
Interest and dividend income	$11,787	11,766	11,450	11,237
Interest expense	4,989	4,763	4,592	4,071

Net interest income	6,798	7,003	6,858	7,166
Provision for loan losses	4,518	452	475	476

Net interest income after provision for loan losses	2,280	6,551	6,383	6,690
Noninterest income	2,365	2,118	3,281	2,429
Noninterest expense	7,449	7,436	7,127	6,681

Income (loss) before income taxes	(2,804)	1,233	2,537	2,438
Income taxes expense (benefit)	(960)	426	909	109

Net income (loss)	($1,844)	807	1,628	2,329

Net income (loss) available to (attributable to) common shareholders	($2,098)	550	1,368	2,069

Basic earnings (loss) per share	($0.28)	0.07	0.18	0.28

Diluted earnings (loss) per share	($0.28)	0.07	0.18	0.28

Weighted average shares outstanding:
Basic	7,465,077	7,467,438	7,481,448	7,484,420

Diluted	7,465,077	7,467,438	7,481,448	7,484,420

Comprehensive Income: (Tables)	12 Months Ended
Dec. 31, 2012
Comprehensive Income: [Abstract]
Other comprehensive income included in stockholders' equity

	Pre-Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
December 31, 2012:
Unrealized holding gains on:
Available for sale securities	$5,071	(1,723)	3,348
Derivatives	171	(58)	113
Reclassification adjustments for gains on:
Available for sale securities	(1,671)	567	(1,104)

	$3,571	(1,214)	2,357

December 31, 2011:
Unrealized holding gains on:
Available for sale securities	$12,792	(4,349)	8,443
Derivatives	(209)	71	(138)
Reclassification adjustments for gains on:
Available for sale securities	(2,897)	985	(1,912)

	$9,686	(3,293)	6,393

December 31, 2010:
Unrealized holding gains on:
Available for sale securities	$653	(222)	431
Derivatives	(444)	151	(293)
Reclassification adjustments for gains on:
Available for sale securities	(3,504)	1,191	(2,313)

	($3,295)	1,120	(2,175)

Summary of Significant Accounting Policies: (Details)	12 Months Ended
Dec. 31, 2012
Land Improvements [Member] | Maximum [Member]
Schedule of useful life of property, plant and equipment
Useful lives of property, plant and equipment	15 years
Land Improvements [Member] | Minimum [Member]
Schedule of useful life of property, plant and equipment
Useful lives of property, plant and equipment	5 years
Buildings [Member]
Schedule of useful life of property, plant and equipment
Useful lives of property, plant and equipment	40 years
Furniture and equipment [Member] | Maximum [Member]
Schedule of useful life of property, plant and equipment
Useful lives of property, plant and equipment	15 years
Furniture and equipment [Member] | Minimum [Member]
Schedule of useful life of property, plant and equipment
Useful lives of property, plant and equipment	5 years

Summary of Significant Accounting Policies: (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reduction in earnings per share
Dividend on preferred shares									$ 1,006,886	$ 920,000	$ 920,000
Accretion dividend on preferred shares									222,360	111,180	111,180
Total cost of preferred stock									$ 1,229,246	$ 1,031,180	$ 1,031,180
Reduction in earnings per share to common stockholders:
Basic									$ 0.16	$ 0.14	$ 0.18
Fully diluted									$ 0.16	$ 0.14	$ 0.18
Weighted average shares outstanding - basic	7,487,726	7,487,283	7,485,283	7,484,475	7,484,420	7,481,448	7,467,438	7,465,077	7,486,445	7,460,294	5,732,495	[1]
Weighted average shares outstanding - diluted	7,487,726	7,487,283	7,485,283	7,484,475	7,484,420	7,481,448	7,467,438	7,465,077	7,486,445	7,460,294	5,732,495	[1]

[1]	Weighted average shares outstanding (basic and diluted) for 2010 adjusted to reflected 2% stock dividend paid to shareholders of record on October 3, 2011.

Summary of Significant Accounting Policies: (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Oct. 31, 2008	Jun. 30, 2006 Agreement	Dec. 31, 2012 Agreement Branches	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Maturity period of federal funds			3 months
Average prepayment speed period of securities to amortize premiums and accretes discount			3 months
Servicing portfolio of real estate loan			$ 26,300,000
Number of long term repurchase agreements with third parties		2	2
Number of branch offices involved in origination of loans and collections of deposits			18
Hedging gains or losses, fair value			0	0	0
Duration of interest rate swap agreement	7 years
Interest rate swap amount	10,000,000
Fixed rate of interest rate swap agreement to be paid	7.27%
Interest rate to be received under swap agreement	Three-month London Interbank Lending Rate (LIBOR) plus 3.10%		Three-month LIBOR plus 3.10% adjusted quarterly
Percentage above LIBOR	3.10%		3.10%
Cost of termination of cash flow hedge			$ 1,126,000
Maturity period of cash and cash equivalents			90 days
Accrued interest receivable maximum recovery period			90 days
Treasury note redemption period			10 years
Insurance contracts [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Intangible assets useful lives			7 years
Core deposits [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Intangible assets useful lives			9 years

Securities: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost of securities and their estimated fair values
Amortized Cost	$ 340,488	$ 371,324
Gross Unrealized Gains	16,628	13,773
Gross Unrealized Losses	(771)	(1,315)
Estimated Fair Value	356,345	383,782
FHLB stock [Member] | Restricted [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	4,428	4,428
Estimated Fair Value	4,428	4,428
U.S. government and agency securities [Member] | Unrestricted [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	147,659	171,141
Gross Unrealized Gains	5,202	3,511
Gross Unrealized Losses	(83)	(65)
Estimated Fair Value	152,778	174,587
Tax free municipal bonds [Member] | Unrestricted [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	68,331	60,432
Gross Unrealized Gains	5,756	4,623
Gross Unrealized Losses	(40)
Estimated Fair Value	74,047	65,055
Taxable municipal bonds [Member] | Unrestricted [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	12,535	12,846
Gross Unrealized Gains	1,209	1,059
Gross Unrealized Losses	(8)
Estimated Fair Value	13,736	13,905
Trust preferred securities [Member] | Unrestricted [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	2,000	2,000
Gross Unrealized Losses	(511)	(1,007)
Estimated Fair Value	1,489	993
GNMA [Member] | Mortgage-backed securities [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	19,172	30,427
Gross Unrealized Gains	1,244	1,413
Gross Unrealized Losses	(19)	(19)
Estimated Fair Value	20,397	31,821
FNMA [Member] | Mortgage-backed securities [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	64,805	59,195
Gross Unrealized Gains	2,558	2,101
Gross Unrealized Losses	(58)	(1)
Estimated Fair Value	67,305	61,295
FHLMC [Member] | Mortgage-backed securities [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	4,519	15,108
Gross Unrealized Gains	153	491
Estimated Fair Value	4,672	15,599
SLMA CMOs [Member] | Mortgage-backed securities [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	5,412
Gross Unrealized Gains	80
Estimated Fair Value	5,492
NON-AGENCY CMOs [Member] | Mortgage-backed securities [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost		2,012
Gross Unrealized Gains		7
Gross Unrealized Losses		(223)
Estimated Fair Value		1,796
AGENCY CMOs [Member] | Mortgage-backed securities [Member]
Amortized cost of securities and their estimated fair values
Amortized Cost	16,055	18,163
Gross Unrealized Gains	426	568
Gross Unrealized Losses	(52)
Estimated Fair Value	$ 16,429	$ 18,731

Securities: (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturities of debt securities available for sale
Due within one year, Amortized Cost	$ 345	$ 461
Due in one to five years, Amortized Cost	11,499	6,844
Due in five to ten years, Amortized Cost	30,007	24,471
Due after ten years, Amortized Cost	53,222	72,460
Total, Amortized Cost	95,073	104,236
Total Unrestricted securities available for sale, Amortized Cost	340,488	371,324
Due within one year, Estimated Fair Value	346	464
Due in one to five years, Estimated Fair Value	11,682	6,929
Due in five to ten years, Estimated Fair Value	32,316	26,153
Due after ten years, Estimated Fair Value	57,290	75,804
Total, Estimated Fair Value	101,634	109,350
Total Unrestricted securities available for sale, Estimated Fair Value	356,345	383,782
Amortizing agency bonds [Member]
Maturities of debt securities available for sale
Total, Amortized Cost	135,452	142,183
Total, Estimated Fair Value	140,416	145,190
Mortgage-backed securities [Member]
Maturities of debt securities available for sale
Total, Amortized Cost	109,963	124,905
Total, Estimated Fair Value	$ 114,295	$ 129,242

Securities: (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months	$ 29,285	$ 22,347
Unrealized Losses, Less than 12 months	(241)	(73)
Estimated fair value, 12 months or longer	2,904	4,575
Unrealized losses, 12 months or longer	(530)	(1,242)
Estimated fair value	32,189	26,922
Unrealized losses	(771)	(1,315)
Agency debt securities [Member] | U.S. government and agency securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months	12,317	20,422
Unrealized Losses, Less than 12 months	(83)	(54)
Estimated fair value, 12 months or longer		2,007
Unrealized losses, 12 months or longer		(11)
Estimated fair value	12,317	22,429
Unrealized losses	(83)	(65)
Taxable municipals [Member] | U.S. government and agency securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months	885
Unrealized Losses, Less than 12 months	(8)
Estimated fair value, 12 months or longer
Unrealized losses, 12 months or longer
Estimated fair value	885
Unrealized losses	(8)
Tax free municipals [Member] | U.S. government and agency securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months	5,315
Unrealized Losses, Less than 12 months	(40)
Estimated fair value, 12 months or longer
Unrealized losses, 12 months or longer
Estimated fair value	5,315
Unrealized losses	(40)
Trust preferred securities [Member] | U.S. government and agency securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated fair value, 12 months or longer	1,489	993
Unrealized losses, 12 months or longer	(511)	(1,007)
Estimated fair value	1,489	993
Unrealized losses	(511)	(1,007)
GNMA [Member] | Mortgage-backed securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months		1,925
Unrealized Losses, Less than 12 months		(19)
Estimated fair value, 12 months or longer	1,415
Unrealized losses, 12 months or longer	(19)
Estimated fair value	1,415	1,925
Unrealized losses	(19)	(19)
FNMA [Member] | Mortgage-backed securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months	7,077
Unrealized Losses, Less than 12 months	(58)
Estimated fair value, 12 months or longer		81
Unrealized losses, 12 months or longer		(1)
Estimated fair value	7,077	81
Unrealized losses	(58)	(1)
FHLMC [Member] | Mortgage-backed securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months
Unrealized Losses, Less than 12 months
Estimated fair value, 12 months or longer
Unrealized losses, 12 months or longer
Estimated fair value
Unrealized losses
NON-AGENCY CMOs [Member] | Mortgage-backed securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months
Unrealized Losses, Less than 12 months
Estimated fair value, 12 months or longer		1,494
Unrealized losses, 12 months or longer		(223)
Estimated fair value		1,494
Unrealized losses		(223)
AGENCY CMOs [Member] | Mortgage-backed securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months	3,691
Unrealized Losses, Less than 12 months	(52)
Estimated fair value, 12 months or longer
Unrealized losses, 12 months or longer
Estimated fair value	3,691
Unrealized losses	$ (52)

Securities: (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Jul. 31, 2012	Jun. 30, 2008	Dec. 31, 2012 securities	Dec. 31, 2011	Dec. 31, 2010
Securities (Textual) [Abstract]
Tier one risk based capital percentage			6.69%
Total risk based capital ratio			12.45%
Securities (Additional Textual) [Abstract]
Number of securities with unrealized losses			26
Investment par value		$ 2,000,000
FFKY anticipated realized net gain	3,400,000
Reduction in other comprehensive income			511,000
Available for sale for proceeds			69,000,000	115,200,000	103,800,000
Gross gains in available for sale for proceeds			1,800,000	3,200,000	3,500,000
Gross loss in available for sale for proceeds			115,000	335,000	30,000
Securities pledged to municipalities for deposits in excess of FDIC limits, book value			145,100,000
Securities pledged to municipalities for deposits in excess of FDIC limits, market value			149,400,000
Number of pledged investment securities			2
Securities pledged as collateral with FHLB, market value			617,500
Letter of credit issued by FHLB			$ 15,500,000
Indiana [Member]
Securities (Textual) [Abstract]
Number of branches	4
Subordinated debt [Member]
Securities (Textual) [Abstract]
Period of security			30 years
Investment interest percentage			8.00%
FDIC [Member]
Securities (Textual) [Abstract]
Tier one risk based capital percentage			8.00%
Total risk based capital ratio			12.00%
FFKY [Member]
Securities (Textual) [Abstract]
Period of deferring dividend payments			5 years
Tier one risk based capital percentage	6.51%
Total risk based capital ratio	11.90%

Loans Receivable, Net: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	100.00%	100.00%
Total loans, gross	$ 535,487	$ 567,371
Deferred loan cost, net of income	146	251
Less allowance for loan losses	(10,648)	(11,262)
Total loans	524,985	556,360
Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	87.90%	87.60%
Total loans, gross	471,052	497,588
Consumer loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	2.60%	2.70%
Total loans, gross	13,886	15,110
Commercial loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	9.50%	9.70%
Total loans, gross	50,549	54,673
Total other loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	12.10%	12.40%
Total loans, gross	64,435	69,783
One-to-four family first mortgages [Member]
Composition of the loan portfolio by type of loan
Total loans, gross	162,335	171,192
One-to-four family first mortgages [Member] | Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	30.30%	30.20%
Total loans, gross	162,335	171,192
Second mortgages (closed end) [Member] | Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	0.80%	1.10%
Total loans, gross	4,336	6,209
Home equity line of credit [Member]
Composition of the loan portfolio by type of loan
Total loans, gross	37,083	38,694
Home equity line of credit [Member] | Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	6.90%	6.80%
Total loans, gross	37,083	38,694
Multi-family [Member]
Composition of the loan portfolio by type of loan
Total loans, gross	33,056	33,739
Multi-family [Member] | Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	6.20%	5.90%
Total loans, gross	33,056	33,739
Construction [Member]
Composition of the loan portfolio by type of loan
Total loans, gross	18,900	11,931
Construction [Member] | Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	3.50%	2.10%
Total loans, gross	18,900	11,931
Land [Member]
Composition of the loan portfolio by type of loan
Total loans, gross	45,906	52,338
Land [Member] | Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	8.60%	9.20%
Total loans, gross	45,906	52,338
Non-residential real estate [Member]
Composition of the loan portfolio by type of loan
Total loans, gross	169,436	183,485
Non-residential real estate [Member] | Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	31.60%	32.30%
Total loans, gross	$ 169,436	$ 183,485

Loans Receivable, Net: (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of the company's impaired loans
Total loans, gross	$ 535,487	$ 567,371
Specific Allowance for impairment	3,841	4,080
Allowance for Loans not Impaired	6,807	7,182
Pass [Member]
Summary of the company's impaired loans
Total loans, gross	455,372	445,007
Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	13,511	73,104
Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	66,604	47,534
Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross		1,726
One-to-four family mortgages [Member]
Summary of the company's impaired loans
Total loans, gross	162,335	171,192
Specific Allowance for impairment	754	728
Allowance for Loans not Impaired	1,736	1,912
One-to-four family mortgages [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	156,961	153,375
One-to-four family mortgages [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	779	9,434
One-to-four family mortgages [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	4,595	8,153
One-to-four family mortgages [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross		230
Home equity line of credit [Member]
Summary of the company's impaired loans
Total loans, gross	37,083	38,694
Specific Allowance for impairment	68	131
Allowance for Loans not Impaired	306	277
Home equity line of credit [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	34,737	36,528
Home equity line of credit [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	1,109	1,694
Home equity line of credit [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	1,237	233
Home equity line of credit [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross		239
Junior lien [Member]
Summary of the company's impaired loans
Total loans, gross	4,336	6,209
Specific Allowance for impairment	196	180
Allowance for Loans not Impaired	34	97
Junior lien [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	3,821	4,778
Junior lien [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	47	622
Junior lien [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	468	809
Junior lien [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross
Multi-family [Member]
Summary of the company's impaired loans
Total loans, gross	33,056	33,739
Specific Allowance for impairment	38	26
Allowance for Loans not Impaired	486	1,175
Multi-family [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	27,463	20,715
Multi-family [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	1,478	7,073
Multi-family [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	4,115	5,951
Multi-family [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross
Construction [Member]
Summary of the company's impaired loans
Total loans, gross	18,900	11,931
Specific Allowance for impairment		14
Allowance for Loans not Impaired	256	125
Construction [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	14,052	9,943
Construction [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross		213
Construction [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	4,848	1,775
Construction [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross
Land [Member]
Summary of the company's impaired loans
Total loans, gross	45,906	52,338
Specific Allowance for impairment	932	924
Allowance for Loans not Impaired	1,252	408
Land [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	14,374	17,570
Land [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	7,683	24,714
Land [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	23,849	9,055
Land [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross		999
Non-residential real estate [Member]
Summary of the company's impaired loans
Total loans, gross	169,436	183,485
Specific Allowance for impairment	1,424	1,374
Allowance for Loans not Impaired	2,209	2,297
Non-residential real estate [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	146,443	142,190
Non-residential real estate [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	1,899	25,077
Non-residential real estate [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	21,094	16,101
Non-residential real estate [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross		117
Consumer loans [Member]
Summary of the company's impaired loans
Total loans, gross	13,886	15,110
Specific Allowance for impairment	121	80
Allowance for Loans not Impaired	217	182
Consumer loans [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	13,330	14,399
Consumer loans [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross		268
Consumer loans [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	556	423
Consumer loans [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross		20
Commercial loans [Member]
Summary of the company's impaired loans
Total loans, gross	50,549	54,673
Specific Allowance for impairment	308	623
Allowance for Loans not Impaired	311	709
Commercial loans [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	44,191	45,509
Commercial loans [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	516	4,009
Commercial loans [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	5,842	5,034
Commercial loans [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross		$ 121

Loans Receivable, Net: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired loans with no recorded reserve
Recorded Investment	$ 49,193	$ 29,968
Unpaid Principal Balance	49,193	32,300
Average Recorded Investment	55,748	34,170
Interest Income Recognized	2,082	1,339
Impaired loans with recorded allowance:
Recorded Investment	17,411	19,292
Unpaid Principal Balance	17,411	19,292
Related Allowance	3,841	4,080
Average Recorded Investment	23,574	24,958
Interest Income Recognized	755	785
Total impaired loans Recorded Investment	66,604	49,260
Total impaired loans Unpaid Principal Balance	66,604	51,592
Total impaired loans Related Allowance	3,841	4,080
Total impaired loans Average Recorded Investment	79,322	59,128	43,200
Total impaired loans Interest Income Recognized	2,837	2,124
One-to-four family mortgages [Member]
Impaired loans with no recorded reserve
Recorded Investment	1,759	5,144
Unpaid Principal Balance	1,759	5,300
Average Recorded Investment	5,279	5,814
Interest Income Recognized	107	220
Impaired loans with recorded allowance:
Recorded Investment	2,836	3,239
Unpaid Principal Balance	2,836	3,239
Related Allowance	754	728
Average Recorded Investment	3,135	3,563
Interest Income Recognized	145	183
Total impaired loans Related Allowance	754	728
Home equity line of credit [Member]
Impaired loans with no recorded reserve
Recorded Investment	1,169	181
Unpaid Principal Balance	1,169	181
Average Recorded Investment	869	312
Interest Income Recognized	50	5
Impaired loans with recorded allowance:
Recorded Investment	68	291
Unpaid Principal Balance	68	291
Related Allowance	68	131
Average Recorded Investment	162	399
Interest Income Recognized	3	13
Total impaired loans Related Allowance	68	131
Junior liens [Member]
Impaired loans with no recorded reserve
Recorded Investment		469
Unpaid Principal Balance		469
Average Recorded Investment	281	287
Interest Income Recognized	3	14
Impaired loans with recorded allowance:
Recorded Investment	468	340
Unpaid Principal Balance	468	340
Related Allowance	196	180
Average Recorded Investment	365	703
Interest Income Recognized	38	16
Total impaired loans Related Allowance	196	180
Multi-family [Member]
Impaired loans with no recorded reserve
Recorded Investment	4,077	5,059
Unpaid Principal Balance	4,077	5,059
Average Recorded Investment	3,626	2,797
Interest Income Recognized	219	242
Impaired loans with recorded allowance:
Recorded Investment	38	892
Unpaid Principal Balance	38	892
Related Allowance	38	26
Average Recorded Investment	2,640	1,962
Interest Income Recognized	4	15
Total impaired loans Related Allowance	38	26
Construction [Member]
Impaired loans with no recorded reserve
Recorded Investment	4,848	1,589
Unpaid Principal Balance	4,848	1,589
Average Recorded Investment	3,133	1,437
Interest Income Recognized	174	63
Impaired loans with recorded allowance:
Recorded Investment		186
Unpaid Principal Balance		186
Related Allowance		14
Average Recorded Investment	1,095	1,222
Interest Income Recognized		11
Total impaired loans Related Allowance		14
Land [Member]
Impaired loans with no recorded reserve
Recorded Investment	20,279	7,513
Unpaid Principal Balance	20,279	7,513
Average Recorded Investment	19,857	10,777
Interest Income Recognized	504	446
Impaired loans with recorded allowance:
Recorded Investment	3,570	2,541
Unpaid Principal Balance	3,570	2,541
Related Allowance	932	924
Average Recorded Investment	4,848	3,261
Interest Income Recognized	213	157
Total impaired loans Related Allowance	932	924
Non-residential real estate [Member]
Impaired loans with no recorded reserve
Recorded Investment	15,363	9,458
Unpaid Principal Balance	15,363	11,530
Average Recorded Investment	19,936	10,410
Interest Income Recognized	855	312
Impaired loans with recorded allowance:
Recorded Investment	5,731	6,760
Unpaid Principal Balance	5,731	6,760
Related Allowance	1,424	1,374
Average Recorded Investment	6,578	10,833
Interest Income Recognized	323	360
Total impaired loans Related Allowance	1,424	1,374
Consumer loans [Member]
Impaired loans with no recorded reserve
Recorded Investment	81	75
Unpaid Principal Balance	81	75
Average Recorded Investment	66	92
Interest Income Recognized	5	4
Impaired loans with recorded allowance:
Recorded Investment	475	368
Unpaid Principal Balance	475	368
Related Allowance	121	80
Average Recorded Investment	281	344
Interest Income Recognized	1	3
Total impaired loans Related Allowance	121	80
Commercial loans [Member]
Impaired loans with no recorded reserve
Recorded Investment	1,617	480
Unpaid Principal Balance	1,671	584
Average Recorded Investment	2,701	2,244
Interest Income Recognized	165	33
Impaired loans with recorded allowance:
Recorded Investment	4,225	4,675
Unpaid Principal Balance	4,225	4,675
Related Allowance	308	623
Average Recorded Investment	4,470	2,671
Interest Income Recognized	28	27
Total impaired loans Related Allowance	$ 308	$ 623

Loans Receivable, Net: (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan loss account by loan
Beginning balance	$ 11,262	$ 9,830
Charge off	(3,684)	(4,875)
Recovery	795	386
General Provision	2,777	4,143
Specific Provision	(502)	1,778
Ending balance	10,648	11,262
One-to-four family mortgages [Member]
Allowance for loan loss account by loan
Beginning balance	2,640	1,097
Charge off	(379)	(758)
Recovery	81	139
General Provision	324	1,687
Specific Provision	(176)	475
Ending balance	2,490	2,640
Home equity line of credit [Member]
Allowance for loan loss account by loan
Beginning balance	408	212
Charge off	(67)	(123)
Recovery	6
General Provision	6	245
Specific Provision	21	74
Ending balance	374	408
Junior liens [Member]
Allowance for loan loss account by loan
Beginning balance	277	146
Charge off	(1)	(27)
Recovery	4	1
General Provision		79
Specific Provision	(50)	78
Ending balance	230	277
Multi-family [Member]
Allowance for loan loss account by loan
Beginning balance	1,201	2,022
Charge off	(417)	(89)
General Provision	429	26
Specific Provision	(689)	(758)
Ending balance	524	1,201
Construction [Member]
Allowance for loan loss account by loan
Beginning balance	139	657
Charge off		(353)
General Provision	117	(91)
Specific Provision		(74)
Ending balance	256	139
Land [Member]
Allowance for loan loss account by loan
Beginning balance	1,332	865
Charge off	(1,033)	(308)
Recovery	405	30
General Provision	635	353
Specific Provision	845	392
Ending balance	2,184	1,332
Non-residential real estate [Member]
Allowance for loan loss account by loan
Beginning balance	3,671	4,025
Charge off	(1,120)	(2,645)
Recovery	137	84
General Provision	1,033	1,114
Specific Provision	(88)	1,093
Ending balance	3,633	3,671
Consumer loans [Member]
Allowance for loan loss account by loan
Beginning balance	262	108
Charge off	(510)	(371)
Recovery	150	112
General Provision	404	425
Specific Provision	32	(12)
Ending balance	338	262
Commercial loans [Member]
Allowance for loan loss account by loan
Beginning balance	1,332	698
Charge off	(157)	(201)
Recovery	12	20
General Provision	(171)	305
Specific Provision	(397)	510
Ending balance	$ 619	$ 1,332

Loans Receivable, Net: (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-accrual loans
Total non-accrual loans	$ 7,663	$ 6,133
One-to-four family first mortgages [Member]
Non-accrual loans
Total non-accrual loans	2,243	2,074
Home equity line of credit [Member]
Non-accrual loans
Total non-accrual loans	66	134
Junior liens [Member]
Non-accrual loans
Total non-accrual loans	4	101
Multi-family [Member]
Non-accrual loans
Total non-accrual loans	38
Construction [Member]
Non-accrual loans
Total non-accrual loans
Land [Member]
Non-accrual loans
Total non-accrual loans	2,768	1,330
Non-residential real estate [Member]
Non-accrual loans
Total non-accrual loans	1,134	2,231
Farmland [Member]
Non-accrual loans
Total non-accrual loans	648
Consumer loans [Member]
Non-accrual loans
Total non-accrual loans	145	9
Commercial loans [Member]
Non-accrual loans
Total non-accrual loans	$ 617	$ 254

Loans Receivable, Net: (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Past due and non-accrual balances by loan classification
Currently Performing	$ 453,205	$ 445,007
30-89 Days Past Due	2,491	2,310
Non-accrual Loans	7,663	6,133
Special Mention	13,511	72,401
Impaired Loans Currently Performing Substandard	58,617	39,909
Impaired Loans Currently Performing Doubtful		1,611
Total loans, gross	535,487	567,371
One-to-four family mortgages [Member]
Past due and non-accrual balances by loan classification
Currently Performing	155,936	153,375
30-89 Days Past Due	1,339	628
Non-accrual Loans	2,243	2,074
Special Mention	779	9,163
Impaired Loans Currently Performing Substandard	2,038	5,722
Impaired Loans Currently Performing Doubtful		230
Total loans, gross	162,335	171,192
Home equity line of credit [Member]
Past due and non-accrual balances by loan classification
Currently Performing	34,732	36,528
30-89 Days Past Due	5	5
Non-accrual Loans	66	134
Special Mention	1,109	1,664
Impaired Loans Currently Performing Substandard	1,171	134
Impaired Loans Currently Performing Doubtful		229
Total loans, gross	37,083	38,694
Junior liens [Member]
Past due and non-accrual balances by loan classification
Currently Performing	3,584	4,778
30-89 Days Past Due	237	312
Non-accrual Loans	4	101
Special Mention	47	521
Impaired Loans Currently Performing Substandard	464	497
Impaired Loans Currently Performing Doubtful
Total loans, gross	4,336	6,209
Multi-family [Member]
Past due and non-accrual balances by loan classification
Currently Performing	27,463	20,715
30-89 Days Past Due
Non-accrual Loans	38
Special Mention	1,478	7,073
Impaired Loans Currently Performing Substandard	4,077	5,951
Impaired Loans Currently Performing Doubtful
Total loans, gross	33,056	33,739
Construction [Member]
Past due and non-accrual balances by loan classification
Currently Performing	13,876	9,943
30-89 Days Past Due	176	107
Non-accrual Loans
Special Mention		213
Impaired Loans Currently Performing Substandard	4,848	1,668
Impaired Loans Currently Performing Doubtful
Total loans, gross	18,900	11,931
Land [Member]
Past due and non-accrual balances by loan classification
Currently Performing	14,237	17,570
30-89 Days Past Due	137	237
Non-accrual Loans	2,768	1,330
Special Mention	7,683	24,714
Impaired Loans Currently Performing Substandard	21,081	7,488
Impaired Loans Currently Performing Doubtful		999
Total loans, gross	45,906	52,338
Non-residential real estate [Member]
Past due and non-accrual balances by loan classification
Currently Performing	146,150	142,190
30-89 Days Past Due	293	487
Non-accrual Loans	1,134	2,231
Special Mention	1,899	24,782
Impaired Loans Currently Performing Substandard	19,312	13,678
Impaired Loans Currently Performing Doubtful		117
Total loans, gross	169,436	183,485
Consumer loans [Member]
Past due and non-accrual balances by loan classification
Currently Performing	13,266	14,399
30-89 Days Past Due	74	28
Non-accrual Loans	145	9
Special Mention		268
Impaired Loans Currently Performing Substandard	401	386
Impaired Loans Currently Performing Doubtful		20
Total loans, gross	13,886	15,110
Commercial loans [Member]
Past due and non-accrual balances by loan classification
Currently Performing	43,961	45,509
30-89 Days Past Due	230	506
Non-accrual Loans	617	254
Special Mention	516	4,003
Impaired Loans Currently Performing Substandard	5,225	4,385
Impaired Loans Currently Performing Doubtful		16
Total loans, gross	$ 50,549	$ 54,673

Loans Receivable, Net: (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	$ 14,069	$ 7,844
Total performing TDR	11,038	6,227
One-to-four family mortgages [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	1,888	2,521
TDR in non-accrual status		(1,410)
Home equity line of credit [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR
TDR in non-accrual status
Junior lien [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	196	857
TDR in non-accrual status	(100)	(100)
Multi-family [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	234
TDR in non-accrual status
Construction [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	4,112
TDR in non-accrual status
Land [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	3,424	941
TDR in non-accrual status	(2,768)
Non-residential real estate [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	3,173	3,367
TDR in non-accrual status		(1)
Farmland [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	909
TDR in non-accrual status	(44)
Consumer loans [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	5	33
TDR in non-accrual status		(1)
Commercial loans [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	128	125
TDR in non-accrual status	$ (119)	$ (105)

Loans Receivable, Net: (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of loans to Officers, Directors and their Affiliates
Balance at end of period	$ 8,846	$ 10,917
Officers and Directors [Member]
Summary of loans to Officers, Directors and their Affiliates
Balance at beginning of period	10,917	11,641
New loans	2,463	2,940
Principal repayments	(4,534)	(3,664)
Balance at end of period	$ 8,846	$ 10,917

Loans Receivable, Net: (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loan Receivable Net (Textual) [Abstract]
Estimated loans classified as substandard	$ 535,487,000	$ 567,371,000
Loan Receivable Net (Additional Textual) [Abstract]
Mortgage loans service for benefit of others	40,300,000	59,200,000	56,300,000
Minimum amount of loans to conduct annual reviews	1,000,000
Loans past due period for classify to risk grade	60 days
Loans past due period for classify to substandard grade	12 months
Average recorded investment in impaired loans	79,322,000	59,128,000	43,200,000
Interest income recognized on impaired loans	755,000	785,000
Non-accrual Loans	7,663,000	6,133,000
Interest income foregone on non accrual loans	271,000	246,000	243,000
Loans past due more than three months and still accruing interest	0	0
Loans to officers and directors	8,846,000	10,917,000
Funds undisbursed to officers and directors	1,400,000
Owner-occupied properties [Member]
Loan Receivable Net (Textual) [Abstract]
Secured non-residential real estate loans	70,500,000
Non-owner occupied properties [Member]
Loan Receivable Net (Textual) [Abstract]
Secured non-residential real estate loans	52,100,000
Agricultural production [Member]
Loan Receivable Net (Textual) [Abstract]
Secured non-residential real estate loans	46,800,000
Land [Member]
Loan Receivable Net (Textual) [Abstract]
Estimated loans classified as substandard	45,906,000	52,338,000
Non-residential real estate [Member]
Loan Receivable Net (Textual) [Abstract]
Estimated loans classified as substandard	169,436,000	183,485,000
Loan Receivable Net (Additional Textual) [Abstract]
Interest income recognized on impaired loans	323,000	360,000
Non-accrual Loans	1,134,000	2,231,000
Substandard [Member]
Loan Receivable Net (Textual) [Abstract]
Estimated loans classified as substandard	66,604,000	47,534,000
Substandard [Member] | Land [Member]
Loan Receivable Net (Textual) [Abstract]
Estimated loans classified as substandard	23,849,000	9,055,000
Secured loans classified as substandard	23,800,000
Percentage of secured loans classified as substandard	52.00%
Substandard [Member] | Non-residential real estate [Member]
Loan Receivable Net (Textual) [Abstract]
Estimated loans classified as substandard	21,094,000	16,101,000
Percentage of secured loans classified as substandard	12.40%
Substandard [Member] | Commercial real estate [Member]
Loan Receivable Net (Textual) [Abstract]
Secured loans classified as substandard	21,100,000
Freddie Mac [Member]
Loan Receivable Net (Textual) [Abstract]
Mortgage loans service for benefit of Freddie Mac	$ 26,300,000
Maximum [Member]
Loan Receivable Net (Textual) [Abstract]
Unemployment in the Company's market area	18.00%
Minimum [Member]
Loan Receivable Net (Textual) [Abstract]
Unemployment in the Company's market area	8.00%

Premises and Equipment: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of premises and equipment included in the consolidated balance sheets
Total	$ 33,802	$ 33,089
Less accumulated depreciation	11,245	9,658
Premises and equipment, net	22,557	23,431
Land [Member]
Components of premises and equipment included in the consolidated balance sheets
Total	5,560	5,560
Land Improvements [Member]
Components of premises and equipment included in the consolidated balance sheets
Total	558	558
Buildings [Member]
Components of premises and equipment included in the consolidated balance sheets
Total	20,257	20,206
Furniture and equipment [Member]
Components of premises and equipment included in the consolidated balance sheets
Total	$ 7,427	$ 6,765

Premises and Equipment: (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant and Equipment (Textual) [Abstract]
Depreciation	$ 1,587	$ 1,569	$ 1,586

Intangible Assets: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets
Intangible Assets, beginning balance	$ 519
Amortization	(227)	(291)	(358)
Intangible Assets, ending balance	292	519
Other Intangible Assets [Member]
Intangible Assets
Intangible Assets, beginning balance	519	810	1,168
Amortization	(227)	(291)	(358)
Intangible Assets, ending balance	$ 292	$ 519	$ 810

Intangible Assets: (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated amortization expense for intangible assets
Total	$ 292	$ 519
Core deposits [Member]
Estimated amortization expense for intangible assets
2013	162
2014	97
2015	33
Total	$ 292

Intangible Assets: (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2009
Intangible Assets (Textual) [Abstract]
Goodwill impairment charge	$ 4,989,000

Deposits: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Scheduled maturities of other time deposits
2013	$ 220,182
2014	78,333
2015	42,661
2016	78,036
2017	17,846
2018 and thereafter	34
Total	$ 437,092	$ 519,988

Deposits: (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expense on deposits
Demand and NOW accounts	$ 1,180	$ 1,435	$ 1,553
Money market accounts	58	108	113
Savings	71	114	130
Other time deposits	9,262	12,550	15,588
Total	$ 10,571	$ 14,207	$ 17,384

Deposits: (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits (Textual) [Abstract]
Brokered and CDARS Deposits	$ 759,865,000	$ 800,095,000
Deposits (Additional Textual) [Abstract]
Other time deposits	222,000,000	272,500,000
Deposits of Directors, Members of Senior Management and their Affiliates	2,900,000
Average daily clearings	6,600,000
Deposit with overdraft status	469,000	358,000
Brokered Deposits [Member]
Deposits (Textual) [Abstract]
Brokered and CDARS Deposits	44,500,000	56,300,000
CDARS [Member]
Deposits (Textual) [Abstract]
Brokered and CDARS Deposits	$ 2,100,000	$ 2,100,000

Advances from Federal Home Loan Bank: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summarized Federal Home Loan Bank advances as follows
Fixed-rate	$ 43,741	$ 63,319
Weighted Average Rate	4.09%	3.64%

Advances from Federal Home Loan Bank: (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Scheduled maturities of FHLB advances as follows
2013, Fixed rate
2014, Fixed rate
2015, Fixed rate
2016, Fixed rate	4,000
2017, Fixed rate	27,000
Thereafter, Fixed rate	12,741
Total, Fixed rate	$ 43,741
2013, Average cost
2014, Average cost
2015, Average cost
2016, Average cost	5.34%
2017, Average cost	4.37%
Thereafter, Average cost	3.13%
Average cost	4.09%	3.64%

Advances from Federal Home Loan Bank: (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Advances from Federal Home Loan Bank (Additional Textual) [Abstract]
Maturity year of borrowings with right to call at par	2017
Maturity year of investment with monthly principal payment	2019
Amortization period of principal balance	10 years
Percentage of prepayment rate	5.00%
Additional borrowing capacity	$ 46,200,000
Agreement of first mortgage loan and non-residential real estate loan	125.00%
BVA Compass Bank [Member]
Advances from Federal Home Loan Bank (Textual) [Abstract]
Approved line of credit	8,000,000
BVA Compass Bank and Cincinnati [Member] | Overnight line of credit [Member]
Advances from Federal Home Loan Bank (Textual) [Abstract]
Overnight lines of credit outstanding amount	0
FHLB [Member]
Advances from Federal Home Loan Bank (Textual) [Abstract]
Approved line of credit	$ 30,000,000

Repurchase Agreements: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost and maturities of company's repurchase agreements
Balance of Third Party	$ 43,508	$ 43,080
Average Cost	2.35%	2.15%
Overnight [Member] | Various customers [Member]
Cost and maturities of company's repurchase agreements
Balance of Third Party	27,508	27,080
Average Cost	1.08%	0.88%
Quarterly callable [Member] | Deutsch Bank [Member]
Cost and maturities of company's repurchase agreements
Balance of Third Party	10,000	10,000
Average Cost	4.28%	4.28%
Maturity	Sep 5, 2014	Sep 5, 2014
Quarterly callable [Member] | Merrill Lynch [Member]
Cost and maturities of company's repurchase agreements
Balance of Third Party	$ 6,000	$ 6,000
Average Cost	4.36%	4.36%
Maturity	Sep 18, 2016	Sep 18, 2016

Repurchase Agreements: (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2006 Agreement	Dec. 31, 2012 Agreement	Dec. 31, 2011
Repurchase Agreements (Textual) [Abstract]
Number of long term repurchase agreements	2	2
Investment securities for repurchase agreements		$ 44.6
Maximum repurchase balances outstanding		$ 52.5	$ 46.7

Fair Value Measurement: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Securities available for sale (notes 2 and 8)	$ 356,345	$ 383,782
Fair Value, Measurements, Recurring [Member]
Assets
Securities available for sale (notes 2 and 8)	356,345	383,782
Bank owned life insurance	9,323	9,135
Liabilities
Interest rate swap	1,126	1,297
Quoted Prices In Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Securities available for sale (notes 2 and 8)
Bank owned life insurance
Liabilities
Interest rate swap
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Securities available for sale (notes 2 and 8)	354,856	382,789
Bank owned life insurance	9,323	9,135
Liabilities
Interest rate swap	1,126	1,297
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Securities available for sale (notes 2 and 8)	$ 1,489	$ 993

Fair Value Measurement: (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Other real estate owned	$ 1,548	$ 2,267
Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned	1,544	2,258
Other assets owned	4	9
Impaired loans, net of reserve	62,763	45,180
Quoted Prices In Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned
Other assets owned
Impaired loans, net of reserve
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned
Other assets owned
Impaired loans, net of reserve
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned	1,544	2,258
Other assets owned	4	9
Impaired loans, net of reserve	$ 62,763	$ 45,180

Fair Value Measurement: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Member]
Roll-forward of the consolidated condensed statement of financial condition items
Fair value, December 31,	$ 993	$ 1,277
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	496	(284)
Purchases, issuances and settlements, net
Transfers in and/or out of Level 3
Fair value, December 31,	1,489	993
Other Liabilities [Member]
Roll-forward of the consolidated condensed statement of financial condition items
Fair value, December 31,
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,
Purchases, issuances and settlements, net
Transfers in and/or out of Level 3
Fair value, December 31,

Fair Value Measurement: (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Quoted Prices In Active Markets for Identical Assets (Level 1) [Member]
Financial assets:
Cash and due from banks	$ 31,563	$ 44,389
Interest-earning deposits	5,613	4,371
Off-balance sheet liabilities:
Commitments to extend credit
Commercial letters of credit
Using Significant Other Observable Inputs (Level 2) [Member]
Financial assets:
Securities available for sale	354,856	382,789
Federal Home Loan Bank stock	4,428	4,428
Accrued interest receivable	5,398	6,183
Bank owned life insurance	9,323	9,135
Financial liabilities:
Deposits	756,426	811,415
Advances from borrowers for taxes and insurance	396	153
Advances from Federal Home Loan Bank	49,293	69,206
Repurchase agreements	44,779	44,969
Off-balance sheet liabilities:
Commitments to extend credit
Commercial letters of credit
Market value of interest rate swap	1,126	1,297
Significant Unobservable Inputs (Level 3) [Member]
Financial assets:
Securities available for sale	1,489	993
Loans receivable	532,040	585,734
Financial liabilities:
Subordinated debentures	10,092	10,099
Off-balance sheet liabilities:
Commitments to extend credit
Commercial letters of credit
Carrying Amount [Member]
Financial assets:
Cash and due from banks	31,563	44,389
Interest-earning deposits	5,613	4,371
Securities available for sale	356,345	383,782
Federal Home Loan Bank stock	4,428	4,428
Loans receivable	524,985	556,360
Accrued interest receivable	5,398	6,183
Bank owned life insurance	9,323	9,135
Financial liabilities:
Deposits	759,865	800,095
Advances from borrowers for taxes and insurance	396	153
Advances from Federal Home Loan Bank	43,741	63,319
Repurchase agreements	43,508	43,080
Subordinated debentures	10,310	10,310
Off-balance sheet liabilities:
Commitments to extend credit
Commercial letters of credit
Market value of interest rate swap	1,126	1,297
Estimated Fair Value [Member]
Financial assets:
Cash and due from banks	31,563	44,389
Interest-earning deposits	5,613	4,371
Securities available for sale	356,345	383,782
Federal Home Loan Bank stock	4,428	4,428
Loans receivable	532,040	585,734
Accrued interest receivable	5,398	6,183
Bank owned life insurance	9,323	9,135
Financial liabilities:
Deposits	756,426	811,415
Advances from borrowers for taxes and insurance	396	153
Advances from Federal Home Loan Bank	49,293	69,206
Repurchase agreements	44,779	44,969
Subordinated debentures	10,092	10,099
Off-balance sheet liabilities:
Commitments to extend credit
Commercial letters of credit
Market value of interest rate swap	$ 1,126	$ 1,297

Fair Value Measurement: (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreclosed assets that were re-measured and reported at fair value
Beginning balance	$ 2,267	$ 9,812	$ 1,883
Foreclosed assets measured at initial recognition:
Carrying value of foreclosed assets prior to acquisition	2,634	4,591	15,848
Proceeds from sale of foreclosed assets	(2,738)	(9,590)	(3,897)
Charge-offs recognized in the allowance for loan loss	(349)	(843)	(4,343)
Gains (losses) on REO included in non-interest expense	(266)	(1,703)	321
Fair value	$ 1,548	$ 2,267	$ 9,812

Fair Value Measurement: (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Assets Liabilities	Dec. 31, 2011
Fair Value Measurement (Textual) [Abstract]
Related Allowance	$ 3,841	$ 4,080
Number of non-financial assets	0
Number of non-financial liabilities	0

Subordinated Debentures: (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Oct. 31, 2008	Sep. 30, 2003	Dec. 31, 2012
Subordinated Debentures (Textual) [Abstract]
Variable rate capital securities with an aggregate liquidation amount		$ 10,000,000
Preferred security, Aggregate liquidation amount		1,000
Floating rate junior subordinated debentures			10,310,000
Percentage above LIBOR	3.10%		3.10%
Variable interest rate	Three-month London Interbank Lending Rate (LIBOR) plus 3.10%		Three-month LIBOR plus 3.10% adjusted quarterly
Quarterly variable interest rate			3.41%
Junior subordinated debentures maturity			2033
Junior subordinated debentures and capital securities redemption price	1,000
Debt issuance cost and underwriting fees			$ 190,000

Concentrations of Credit Risk: (Details) (USD $)	Dec. 31, 2012
Concentrations of Credit Risk (Textual) [Abstract]
FDIC increased its deposit coverage on all accounts	$ 250,000
FDIC's TALC program that provides insurance for all funds in non-interest bearing accounts	100.00%
Total FHLB deposits	3,900,000
Total deposits at federal reserve	$ 5,600,000

Employee Benefit Plans: (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Summary of stock options outstanding
Exercise Price	$ 16.67
Weighted Average Remaining Life (Years)	1 year 4 months 24 days
Outstanding Options	20,808
Options Exercisable	20,808

Employee Benefit Plans: (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary represents the activity under the stock option plans
Beginning Balance, Number of Shares	31,212	81,600	110,000
Beginning Balance, Weighted Average Exercise Price	$ 15.06	$ 13.32	$ 12.61
Granted, Number of Shares
Granted, Weighted Average Exercise Price
Exercised, Number of Shares			(30,000)
Exercised, Weighted Average Exercise Price			$ 10
Forfeited, Number of Shares	(10,404)	(51,000)
Forfeited, Weighted Average Exercise Price	$ 11.85	$ 12.1
Adjusted for 2% stock dividend, Number of shares		612	1,600
Ending Balance, Number of Shares	20,808	31,212	81,600
Ending Balance, Weighted Average Exercise Price	$ 16.67	$ 15.06	$ 13.32

Employee Benefit Plans: (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Compensation expense to be recognized
2013	$ 74
2014	50
2015	28
2016	$ 8

Employee Benefit Plans: (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 03, 2011	Sep. 30, 2010	Dec. 31, 2009
Employee Benefit Plans (Textual) [Abstract]
Percentage of common stock dividend				2.00%	2.00%
Fully vested options	20,808	31,212	81,600			110,000
Board of Directors granted options to purchase, Shares of common stock
Stock options vesting period	4 years
1999 Stock Option Plan [Member]
Employee Benefit Plans (Textual) [Abstract]
Shares of common stock, Authorized	403,360
Fully vested options	20,808
Fair value of vested options outstanding	91,000
2000 Stock Option Plan [Member]
Employee Benefit Plans (Textual) [Abstract]
Shares of common stock, Authorized	40,000
Exercise price per share	10
Board of Directors granted options to purchase, Shares of common stock	40,000
2004 Long Term Incentive Plan [Member]
Employee Benefit Plans (Textual) [Abstract]
Shares of common stock, Authorized	200,000
Stock options vesting period	4 years
Compensation expense	99,000	118,000	134,000
2004 Long Term Incentive Plan [Member] | HopFed [Member]
Employee Benefit Plans (Textual) [Abstract]
Restricted shares available from the HOPFED Bancorp	107,565
401(K) [Member]
Employee Benefit Plans (Textual) [Abstract]
Employee contributions of earnings in the plan	15.00%
Management matching contribution in the plan	4.00%
Additional compensation without regards to the employee contribution	4.00%
Company contributions, expense	627,000	532,000	611,000
Company contributions forfeited by employees	59,000	100,000
Deferred compensation plans [Member]
Employee Benefit Plans (Textual) [Abstract]
Deferred compensation arrangement number of installments related to distributions paid	15 years
Retirement expenses			19,000
Original face value of all deferred compensation contracts	668,000
Accrued value of all deferred compensation contracts	348,000
Cash remittances on deferred compensation contracts per year	29,000
Restricted stock [Member] | 2004 Long Term Incentive Plan [Member]
Employee Benefit Plans (Textual) [Abstract]
Shares of common stock, Authorized	10,392	10,972	9,571
Restricted stock granted by Compensation Committee, market value	73,800	87,000	92,600

Income Taxes: (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal									$ 210	$ 1,011	$ 2,613
State									120	110	210
Current income tax expenses									330	1,121	2,823
Deferred
Federal									487	(637)	(210)
State
Deferred income taxes expenses									487	(637)	(210)
Total income tax expense	$ 165	$ 263	$ 300	$ 89	$ 109	$ 909	$ 426	$ (960)	$ 817	$ 484	$ 2,613

Income Taxes: (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Federal Income Tax Rate
Expected federal income tax expense at statutory tax rate									$ 1,661	$ 1,157	$ 3,104
Effect of nontaxable interest income									(575)	(547)	(695)
Effect of nontaxable bank owned life insurance income									(136)	(107)	(117)
Effect of QSCAB credit									(220)	(220)
State taxes on income, net of federal benefit									79	73	139
Other tax credits									(64)
Non deductible expenses									72	128	182
Total income tax expense	$ 165	$ 263	$ 300	$ 89	$ 109	$ 909	$ 426	$ (960)	$ 817	$ 484	$ 2,613
Effective rate									16.70%	14.20%	28.60%

Income Taxes: (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan loss	$ 3,620	$ 3,829
Accrued expenses	297	679
Intangible amortization	1,365	1,534
AMT credit	110
Other real estate owned	34
Deferred tax assets Net	5,426	6,042
Deferred tax liabilities:
FHLB stock dividends	(787)	(787)
Unrealized gain on securities available for sale	(5,007)	(3,794)
Depreciation and amortization	(200)	(244)
Unearned loan cost and fees, net		(85)
Deferred Tax Liabilities, Gross, Total	(5,994)	(4,910)
Net deferred tax asset (liability)	$ (568)	$ 1,132

Income Taxes: (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax (Textual) [Abstract]
Federal Income Tax Rate	34.00%
Amount of thrift which no longer use reserve method	$ 500,000,000
Amount of bad debt deductions included retained earnings	4,027,000	4,027,000
Valuation allowance for deferred tax assets	$ 0	$ 0

Real Estate and Other Assets Owned: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Company's balance in both real estate and other assets owned
Total other assets owned	$ 1,548	$ 2,267
One-to-four family mortgages [Member]
Company's balance in both real estate and other assets owned
Total other assets owned	258	480
Multi-family [Member]
Company's balance in both real estate and other assets owned
Total other assets owned		905
Construction [Member]
Company's balance in both real estate and other assets owned
Total other assets owned	130	465
Land [Member]
Company's balance in both real estate and other assets owned
Total other assets owned	1,112	248
Non-residential real estate [Member]
Company's balance in both real estate and other assets owned
Total other assets owned	44	160
Consumer assets owned by bank [Member]
Company's balance in both real estate and other assets owned
Total other assets owned	$ 4	$ 9

Commitments and Contingencies: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimal lease and rental commitments
2013	$ 200,122
2014	197,104
2015	179,461
2016	153,996
2017	153,996
Total	$ 884,679

Commitments and Contingencies: (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit [Member]
Commitments and conditional obligations
Contractual notional amount of instruments	$ 27,294	$ 23,422
Standby letters of credit [Member]
Commitments and conditional obligations
Contractual notional amount of instruments	1,211	1,459
Unused commercial lines of credit [Member]
Commitments and conditional obligations
Contractual notional amount of instruments	31,597	32,329
Unused home equity lines of credit [Member]
Commitments and conditional obligations
Contractual notional amount of instruments	$ 29,188	$ 30,536

Commitments and Contingencies: (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Agreement	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies (Additional Textual) [Abstract]
Amount of fixed rate loan commitments	$ 0	$ 0
Initial term of employment agreements	3 years
Rental expenses	61,000	55,000	62,000
Variable monthly cost associated with contract, average	197,000
Number of ATM branding agreements with local convenience stores	3
Annual cost under branding agreements	128,000
Amount of annual cost per covered individual under first specific stop loss policy limits	75,000
Amount of annual cost per covered individual under second specific stop loss policy limits	1,651,964
Liability related to self insured medical expenses	438,000	506,000
Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Period of most guarantees	2 years
Minimum [Member]
Commitments and Contingencies (Textual) [Abstract]
Period of most guarantees	1 year
Commitments to extend credit [Member]
Commitments and Contingencies (Textual) [Abstract]
Contractual notional amount of instruments	27,294,000	23,422,000
Unused lines of credit [Member]
Commitments and Contingencies (Textual) [Abstract]
Contractual notional amount of instruments	$ 60,800,000	$ 62,900,000

Regulatory Matters: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
The Company's and the Bank's actual capital amounts and ratios
Tier 1 capital to risk weighted assets, Actual Ratio	8.50%
Tangible capital to adjusted total assets, Required for Capital Adequacy Purposes, Amount	$ 14,463	$ 15,205
Core capital to adjusted total assets, Required for Capital Adequacy Purposes, Amount	38,569	40,545
Total capital to risk weighted assets, Required for Capital Adequacy Purposes, Amount	45,981	50,064
Tangible capital to adjusted total assets, Required for Capital Adequacy Purposes, Ratio	1.50%	1.50%
Core capital to adjusted total assets, Required for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total capital to risk weighted assets, Required for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Core capital to adjusted total assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Amount	48,202	50,682
Total capital to risk weighted assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Amount	57,458	62,580
Tier 1 capital to risk weighted assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Amount	37,548	37,548
Core capital to adjusted total assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Total capital to risk weighted assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
HopFed [Member]
The Company's and the Bank's actual capital amounts and ratios
Tangible capital to adjusted total assets, Actual Amount	104,984	120,908
Core capital to adjusted total assets, Actual Amount	104,984	120,908
Total capital to risk weighted assets, Actual Amount	112,204	128,089
Tier 1 capital to risk weighted assets, Actual Amount	104,984	120,908
Tangible capital to adjusted total assets, Actual Ratio	10.90%	11.70%
Core capital to adjusted total assets, Actual Ratio	10.90%	11.70%
Total capital to risk weighted assets, Actual Ratio	19.40%	20.30%
Tier 1 capital to risk weighted assets, Actual Ratio	18.20%	19.10%
Bank [Member]
The Company's and the Bank's actual capital amounts and ratios
Tangible capital to adjusted total assets, Actual Amount	102,375	103,173
Core capital to adjusted total assets, Actual Amount	102,375	103,173
Total capital to risk weighted assets, Actual Amount	109,602	110,355
Tier 1 capital to risk weighted assets, Actual Amount	$ 102,375	$ 103,172
Tangible capital to adjusted total assets, Actual Ratio	10.60%	10.20%
Core capital to adjusted total assets, Actual Ratio	10.60%	10.20%
Total capital to risk weighted assets, Actual Ratio	19.10%	17.60%
Tier 1 capital to risk weighted assets, Actual Ratio	17.80%	16.50%

Regulatory Matters: (Details Textual)	Apr. 30, 2010
Regulatory Matters (Textual) [Abstract]
Core capital to adjusted total assets ratio	8.00%
Total risk based capital to risk weighted assets ratio	12.00%

Stockholders' Equity: (Details) (Common stock warrants [Member], USD $)	12 Months Ended
Dec. 31, 2012
Common stock warrants [Member]
Assumptions for calculating fair value of the common stock warrants
Risk free rate	2.60%
Expected life of warrants	10 years
Expected dividend yield	3.50%
Expected volatility	26.50%
Weighted average fair value	$ 2.28

Stockholders' Equity: (Details Textual) (USD $)	12 Months Ended											2 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2011	Oct. 03, 2011	Sep. 21, 2011	Oct. 31, 2010	Sep. 30, 2010	Sep. 16, 2010	Jun. 30, 2010	Nov. 30, 2008	Jul. 31, 2010 I P O [Member]	Dec. 31, 2012 Preferred stock [Member]	Dec. 31, 2012 Common stock [Member]	Dec. 31, 2008 Parent [Member]	Dec. 31, 2012 Parent [Member]	Dec. 31, 2008 Parent [Member] Preferred stock [Member]
Stockholders' Equity (Textual) [Abstract]
Preferred stock shares issued and sold												3,583,334					18,400
Value of shares of preferred stock issued and sold			$ 30,371,000									$ 30,400,000					$ 18,400,000
Number of common stock warrants issued under Capital Purchase Program															243,816
Exercise price of common stock warrants issued under Capital Purchase Program															$ 11.32
Expiration period of common stock warrants issued under Capital Purchase Program															10 years
Preferred stock dividend	5.00%	5.00%	5.00%												5.00%
First specified period for cumulative dividends of preferred stock																5 years
Cumulative dividends quarterly thereafter															9.00%
Treasury stock, shares													18,400	402,916
Stockholders' Equity (Additional Textual) [Abstract]
Tier one capital ratio	8.50%
Number of shares authorized to purchase under plan	125,000
Shares repurchased	106,647
Average price of buyback	$ 15.36		$ 12.6
Treasury stock, Shares reissued	112,639
Average price of treasury stock	$ 12.6
Number of common stock warrants outstanding					253,667			248,692
Percentage of common stock dividend					2.00%			2.00%
Dividend record date		Oct 3, 2011	Sep 30, 2010
Number of common stock outstanding increased due to common stock dividends				146,485			143,458
Exercise price of common stock warrants					$ 10.88			$ 11.098
Value per common stock warrant	$ 2.28
Total value of common stock warrant	555,900,000
Reduction in net income available for common shareholders	222,000	111,000	111,000
Period for preferred stock accretion of redemption discount	5 years
Investment made in Bank										10,000,000
Dividend paid to the Company from its Bank subsidiary	$ 6,000,000
Dividend Common Stock Percentage						2.00%			2.00%
Period of Treasury as of Interest Free Rate											10 years
Period Agreed by Company Not to Increase Dividend for Common Shareholders Without Prior Approval	3 years

Earnings Per Share: (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic earnings per share:
Weighted average common shares									7,486,445	7,460,294	5,620,093
Adjustment for stock dividend											112,402
Weighted average common shares	7,487,726	7,487,283	7,485,283	7,484,475	7,484,420	7,481,448	7,467,438	7,465,077	7,486,445	7,460,294	5,732,495	[1]
Dilutive effect of stock options
Adjustment for stock dividend
Weighted average common and incremental shares	7,487,726	7,487,283	7,485,283	7,484,475	7,484,420	7,481,448	7,467,438	7,465,077	7,486,445	7,460,294	5,732,495	[1]

[1]	Weighted average shares outstanding (basic and diluted) for 2010 adjusted to reflected 2% stock dividend paid to shareholders of record on October 3, 2011.

Earnings Per Share: (Details Textual)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share (Textual) [Abstract]
Percentage of common stock dividend	2.00%	2.00%

Variable Interest Entities (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Housing Equity Fund [Member]
Variable Interest Entities (Textual) [Abstract]
Commitment as a limited partner	$ 1,500,000
Fort Webb, LLLP [Member]
Variable Interest Entities (Textual) [Abstract]
Commitment as a limited partner	$ 480,000

Condensed Parent Company Only Financial Statements: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and due from banks	$ 31,563	$ 44,389
Total assets	967,689	1,040,820
Liabilities
Dividends payable - common	180	176
Subordinated debentures	10,310	10,310
Total liabilities	862,690	922,337
Equity:
Preferred stock
Common stock	79	79
Common stock warrants	556	556
Additional paid-in capital	76,288	75,967
Retained earnings	41,829	39,591
Accumulated other comprehensive income	9,723	7,366
Total stockholders' equity	104,999	118,483	111,444	79,949
Total liabilities and stockholders' equity	967,689	1,040,820
Preferred stock [Member]
Equity:
Treasury stock	(18,400)
Common stock [Member]
Equity:
Treasury stock	(5,076)	(5,076)
Total stockholders' equity	79	79	77	41
HopFed [Member]
Assets:
Cash and due from banks	2,863	17,602
Investment in subsidiary	113,131	111,912
Prepaid expenses and other assets	707	841
Total assets	116,701	130,355
Liabilities
Unrealized loss on derivative	1,126	1,297
Dividends payable - common	180	176
Interest payable	86	89
Subordinated debentures	10,310	10,310
Total liabilities	11,702	11,872
Equity:
Preferred stock
Common stock	79	79
Common stock warrants	556	556
Additional paid-in capital	76,288	75,967
Retained earnings	41,829	39,591
Accumulated other comprehensive income	9,723	7,366
Total stockholders' equity	104,999	118,483
Total liabilities and stockholders' equity	116,701	130,355
HopFed [Member] | Preferred stock [Member]
Equity:
Treasury stock	(18,400)
HopFed [Member] | Common stock [Member]
Equity:
Treasury stock	$ (5,076)	$ (5,076)

Condensed Parent Company Only Financial Statements: (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Total interest and dividend income	$ 9,685,000	$ 9,996,000	$ 10,400,000	$ 10,759,000	$ 11,237,000	$ 11,450,000	$ 11,766,000	$ 11,787,000	$ 40,840,000	$ 46,240,000	$ 52,417,000
Interest expense	3,169,000	4,078,000	3,738,000	3,892,000	4,071,000	4,592,000	4,763,000	4,989,000	14,877,000	18,415,000	22,246,000
Non-interest expenses	6,932,000	6,971,000	7,439,000	7,099,000	6,681,000	7,127,000	7,436,000	7,449,000	28,441,000	28,693,000	26,178,000
Income (Loss) before income tax benefit and equity in undistributed earnings of subsidiary	1,270,000	1,338,000	1,462,000	816,000	2,438,000	2,537,000	1,233,000	(2,804,000)	4,886,000	3,404,000	9,129,000
Income tax benefits	165,000	263,000	300,000	89,000	109,000	909,000	426,000	(960,000)	817,000	484,000	2,613,000
Net income	1,105,000	1,075,000	1,162,000	727,000	2,329,000	1,628,000	807,000	(1,844,000)	4,069,000	2,920,000	6,516,000
Preferred stock dividend and warrant accretion									1,229,246	1,031,180	1,031,180
Net income available for common shareholders	648,000	819,000	903,000	470,000	2,069,000	1,368,000	550,000	(2,098,000)	2,840,000	1,889,000	5,485,000
HopFed [Member]
Interest and dividend income:
Dividend income									6,000,000		750,000
Income on agency securities									56,000
Total interest and dividend income									6,056,000		750,000
Interest expense									745,000	742,000	739,000
Non-interest expenses									584,000	423,000	448,000
Total expenses									1,329,000	1,165,000	1,187,000
Income (Loss) before income tax benefit and equity in undistributed earnings of subsidiary									4,727,000	(1,165,000)	(437,000)
Income tax benefits									(367,000)	(316,000)	(342,000)
Income (Loss) before equity in undistributed earnings of subsidiary									5,094,000	(849,000)	(95,000)
Equity in undistributed earnings of subsidiary									(1,025,000)	3,769,000	6,611,000
Net income									4,069,000	2,920,000	6,516,000
Preferred stock dividend and warrant accretion									(1,229,000)	(1,031,000)	(1,031,000)
Net income available for common shareholders									$ 2,840,000	$ 1,889,000	$ 5,485,000

Condensed Parent Company Only Financial Statements: (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 1,105	$ 1,075	$ 1,162	$ 727	$ 2,329	$ 1,628	$ 807	$ (1,844)	$ 4,069	$ 2,920	$ 6,516
Increase (decrease) in:
Net cash provided by operating activities									9,339	11,216	12,394
Cash flows for investing activities:
Net cash provided by (used in) investing activities									58,219	26,925	(40,978)
Cash flows from financing activities:
Proceeds from sale of treasury stock											1,419
Proceeds from sale of common stock											28,952
Purchase of preferred stock - treasury									(18,400)
Dividends paid on preferred stock									(1,007)	(920)	(920)
Dividends paid on common stock									(598)	(1,909)	(2,272)
Net cash provided by (used in) financing activities									(79,142)	(50,365)	48,457
Net increase (decrease) in cash									(11,584)	(12,224)	19,873
Cash and cash equivalents, beginning of period				48,760				60,984	48,760	60,984	41,111
Cash and cash equivalents, end of period	37,176				48,760				37,176	48,760	60,984
HopFed [Member]
Cash flows from operating activities
Net income									4,069	2,920	6,516
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in undistributed earnings of subsidiary									1,025	(3,769)	(6,611)
Amortization of restricted stock									99	118	134
Increase (decrease) in:
Current income taxes payable									74		358
Accrued expenses									3	438	18
Net cash provided by operating activities									5,270	(293)	415
Cash flows for investing activities:
Investment in subsidiary											(10,000)
Net cash provided by (used in) investing activities											(10,000)
Cash flows from financing activities:
Proceeds from sale of treasury stock											1,419
Proceeds from sale of common stock											28,952
Purchase of preferred stock - treasury									(18,400)
Dividends paid on preferred stock									(1,007)	(920)	(920)
Dividends paid on common stock									(602)	(1,909)	(2,272)
Net cash provided by (used in) financing activities									(20,009)	(2,829)	27,179
Net increase (decrease) in cash									(14,739)	(3,122)	17,594
Cash and cash equivalents, beginning of period				17,602				20,724	17,602	20,724	3,130
Cash and cash equivalents, end of period	$ 2,863				$ 17,602				$ 2,863	$ 17,602	$ 20,724

Investments in Affiliated Companies (Unaudited): (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Stockholders' equity
Total liabilities and stockholders' equity	$ 967,689	$ 1,040,820
Subsidiaries [Member]
Summary of Balance Sheets
Asset - investment in subordinated debentures issued by HopFed Bancorp, Inc.	10,310	10,310
Liabilities
Stockholders' equity
Total stockholders' equity	10,310	10,310
Total liabilities and stockholders' equity	10,310	10,310
Common stock [Member] | Subsidiaries [Member]
Stockholders' equity
Total stockholders' equity	310	310
Trust preferred securities [Member] | Subsidiaries [Member]
Stockholders' equity
Total stockholders' equity	$ 10,000	$ 10,000

Investments in Affiliated Companies (Unaudited): (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Statement of Income
Income - interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$ 9,685	$ 9,996	$ 10,400	$ 10,759	$ 11,237	$ 11,450	$ 11,766	$ 11,787	$ 40,840	$ 46,240	$ 52,417
Subsidiaries [Member]
Summary of Statement of Income
Income - interest income from subordinated debentures issued by HopFed Bancorp, Inc.									372	367
Net income									$ 372	$ 367

Investments in Affiliated Companies (Unaudited): (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Statement of Stockholders' Equity
Beginning balance	$ 118,483	$ 111,444	$ 79,949
Dividends:
Trust preferred securities	(1,007)	(920)	(920)
Common dividends paid to HopFed Bancorp, Inc.	(602)	(1,472)	(2,431)
Ending balance	104,999	118,483	111,444
Subsidiaries [Member]
Summary of Statement of Stockholders' Equity
Beginning balance	10,310
Retained earnings :
Net income	372
Dividends:
Trust preferred securities	(361)
Common dividends paid to HopFed Bancorp, Inc.	(11)
Total retained earnings
Ending balance	10,310
Trust preferred securities [Member]
Dividends:
Total retained earnings
Ending balance	10,000	10,000
Common stock [Member]
Dividends:
Total retained earnings
Ending balance	310	310
Retained earnings [Member]
Retained earnings :
Net income	372
Dividends:
Trust preferred securities	(361)
Common dividends paid to HopFed Bancorp, Inc.	(11)
Total retained earnings

Investments in Affiliated Companies (Unaudited): (Details Textual) (Subsidiaries [Member])	Dec. 31, 2012
Subsidiaries [Member]
Investments in Affiliated Companies (Textual) [Abstract]
Percent of common stock of HopFed Bancorp, Inc.	100.00%

Quarterly Results of Operations: (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarized unaudited quarterly operating results
Interest and dividend income	$ 9,685	$ 9,996	$ 10,400	$ 10,759	$ 11,237	$ 11,450	$ 11,766	$ 11,787	$ 40,840	$ 46,240	$ 52,417
Interest expense	3,169	4,078	3,738	3,892	4,071	4,592	4,763	4,989	14,877	18,415	22,246
Net interest income	6,516	5,918	6,662	6,867	7,166	6,858	7,003	6,798	25,963	27,825	30,171
Provision for loan losses	500	506	400	869	476	475	452	4,518	2,275	5,921	5,970
Net interest income after provision for loan losses	6,016	5,412	6,262	5,998	6,690	6,383	6,551	2,280	23,688	21,904	24,201
Noninterest income	2,186	2,897	2,639	1,917	2,429	3,281	2,118	2,365	9,639	10,193	11,106
Noninterest expense	6,932	6,971	7,439	7,099	6,681	7,127	7,436	7,449	28,441	28,693	26,178
Income before income taxes	1,270	1,338	1,462	816	2,438	2,537	1,233	(2,804)	4,886	3,404	9,129
Income tax expense (note 13)	165	263	300	89	109	909	426	(960)	817	484	2,613
Net income (loss)	1,105	1,075	1,162	727	2,329	1,628	807	(1,844)	4,069	2,920	6,516
Net income (loss) available to (attributable to) common shareholders	$ 648	$ 819	$ 903	$ 470	$ 2,069	$ 1,368	$ 550	$ (2,098)	$ 2,840	$ 1,889	$ 5,485
Basic earnings (loss) per share	$ 0.09	$ 0.11	$ 0.12	$ 0.06	$ 0.28	$ 0.18	$ 0.07	$ (0.28)	$ 0.38	$ 0.25	$ 0.96
Diluted earnings (loss) per share	$ 0.09	$ 0.11	$ 0.12	$ 0.06	$ 0.28	$ 0.18	$ 0.07	$ (0.28)	$ 0.38	$ 0.25	$ 0.96
Weighted average shares outstanding:
Basic	7,487,726	7,487,283	7,485,283	7,484,475	7,484,420	7,481,448	7,467,438	7,465,077	7,486,445	7,460,294	5,732,495	[1]
Diluted	7,487,726	7,487,283	7,485,283	7,484,475	7,484,420	7,481,448	7,467,438	7,465,077	7,486,445	7,460,294	5,732,495	[1]

[1]	Weighted average shares outstanding (basic and diluted) for 2010 adjusted to reflected 2% stock dividend paid to shareholders of record on October 3, 2011.

Comprehensive Income: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized holding gains on:
Available for sale securities	$ 5,071	$ 12,792	$ 653
Derivatives	171	(209)	(444)
Reclassification adjustments for gains on available for sale securities, pre tax	(1,671)	(2,897)	(3,504)
Other comprehensive income, pre tax	3,571	9,686	(3,295)
Available for sale securities, tax	(1,723)	(4,349)	(222)
Derivatives, tax	(58)	71	151
Reclassification adjustments for gains on available for sale securities, tax	567	985	1,191
Other comprehensive income, tax	(1,214)	(3,293)	1,120
Available for sale securities, net of tax	3,348	8,443	431
Unrealized gain (loss) on derivatives, net of tax effect	113	(138)	(293)
Reclassification adjustments for gains on available for sale securities, net of tax effect	(1,104)	(1,912)	(2,313)
Other comprehensive income, net of tax	$ 2,357	$ 6,393	$ (2,175)

Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 16, 2013	Feb. 12, 2013 Tennessee Office Location [Member] Location	Feb. 12, 2013 Sumner bank and trust [Member]	Dec. 31, 2012 Sumner bank and trust [Member]	Feb. 12, 2013 Sumner bank and trust [Member] Gallatin [Member] Location	Feb. 12, 2013 Sumner bank and trust [Member] Hendersonville [Member] Location
Subsequent Events (Textual) [Abstract]
Acquisition Amount In cash						$ 14,300,000
Acquisition paid by per share						$ 10.04
Assets acquired							184,000,000
Deposits acquired							157,600,000
Loan outstanding							121,600,000
Number of full service banking location								2	1
Number of loan production offices					3
Subsequent Events (Additional Textual) [Abstract]
Warrant holder to purchase common stock	243,816
Warrant holder to purchase common stock, per share	11.32
Warrant maturity period	10 years
Total number of shares of warrants adjusted	253,667
Adjusted Strike price of warrants	10.88
Percentage of stock dividends paid		2.00%	2.00%
Warrants repurchased				$ 256,257